UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza	61710-0001
Bloomington, IL
(Address of principal executive offices)	(Zip code)

Alan Goldberg
Paul J. Smith	Stradley Ronon Stevens & Young
One State Farm Plaza	191 North Wacker Dr., Suite 1601
Bloomington, Illinois 61710-0001	Chicago, Illinois 60606

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2016

Date of reporting period: 09/30/2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (99.43%)
Consumer Discretionary (16.67%)
Amazon.com Inc. (a)	8,300	$6,949,673
AutoZone Inc. (a)	4,000	3,073,360
CBS Corp. Class B	50,000	2,737,000
Comcast Corp. Class A	146,200	9,698,908
Darden Restaurants Inc.	42,400	2,599,968
Dollar General Corp.	31,800	2,225,682
Foot Locker Inc.	43,100	2,918,732
Home Depot Inc., The	75,800	9,753,944
L Brands Inc.	28,700	2,031,099
Lear Corp.	23,000	2,788,060
Lowe’s Companies Inc.	46,900	3,386,649
Michael Kors Holdings Ltd. (a)	65,100	3,046,029
Mohawk Industries Inc. (a)	13,400	2,684,556
Netflix Inc. (a)	27,900	2,749,545
NIKE Inc. Class B	45,000	2,369,250
Omnicom Group Inc.	33,200	2,822,000
O’Reilly Automotive Inc. (a)	21,400	5,994,354
Scripps Networks Interactive Class A	44,000	2,793,560
Skechers U.S.A. Inc. Class A (a)	85,600	1,960,240
Time Warner Inc.	70,800	5,636,388
Ulta Salon, Cosmetics & Fragrance Inc. (a)	33,400	7,948,532
Under Armour Inc. Class A (a)	43,200	1,670,976
Under Armour Inc. Class C (a)	43,506	1,473,113
VF Corp.	80,400	4,506,420

		93,818,038

Consumer Staples (11.25%)
Clorox Co., The	21,500	2,691,370
Colgate-Palmolive Co.	122,700	9,096,978
Constellation Brands Inc. Class A	24,800	4,128,952
CVS Health Corp.	57,700	5,134,723
Dr Pepper Snapple Group Inc.	59,500	5,432,945
Estee Lauder Companies Inc. Class A, The	15,000	1,328,400
General Mills Inc.	62,900	4,018,052
Hormel Foods Corp.	125,200	4,748,836
Kellogg Co.	36,000	2,788,920
Kroger Co., The	106,600	3,163,888
McCormick & Company Inc.	55,300	5,525,576
PepsiCo Inc.	83,200	9,049,664
Sysco Corp.	65,100	3,190,551
Tyson Foods Inc. Class A	40,400	3,016,668

		63,315,523

Energy (5.86%)
Chevron Corp.	56,000	5,763,520
Continental Resources Inc. (a)	36,300	1,886,148
EOG Resources Inc.	63,100	6,102,401
EQT Corp.	32,500	2,360,150
Exxon Mobil Corp.	79,200	6,912,576
ONEOK Inc.	59,500	3,057,705
Schlumberger Ltd.	53,700	4,222,968
Tesoro Corp.	33,700	2,681,172

		32,986,640

	Shares	Value
Common Stocks (Cont.)
Financials (9.87%)
Allstate Corp., The	82,309	$5,694,137
Ally Financial Inc.	131,100	2,552,517
American International Group Inc.	104,400	6,195,096
Bank of America Corp.	395,000	6,181,750
Chubb Ltd.	49,100	6,169,415
Intercontinental Exchange Inc.	21,700	5,845,112
JPMorgan Chase & Co.	133,100	8,863,129
Reinsurance Group of America Inc.	31,700	3,421,698
Santander Consumer USA Holdings Inc. (a)	229,100	2,785,856
Wells Fargo & Co.	177,315	7,851,508

		55,560,218

Health Care (15.05%)
Abbott Laboratories	182,500	7,717,925
Aetna Inc.	72,000	8,312,400
Align Technology Inc. (a)	34,200	3,206,250
Becton, Dickinson and Co.	32,600	5,859,198
Cardinal Health Inc.	38,700	3,006,990
Cigna Corp.	43,000	5,603,760
Danaher Corp.	35,900	2,814,201
DexCom Inc. (a)	35,000	3,068,100
Edwards Lifesciences Corp. (a)	55,200	6,654,912
Gilead Sciences Inc.	41,600	3,291,392
HCA Holdings Inc. (a)	46,000	3,478,980
Henry Schein Inc. (a)	17,400	2,835,852
IDEXX Laboratories Inc. (a)	30,600	3,449,538
Intuitive Surgical Inc. (a)	4,200	3,044,286
Johnson & Johnson	94,900	11,210,537
McKesson Corp.	16,100	2,684,675
Mettler-Toledo International Inc. (a)	7,600	3,190,708
United Therapeutics Corp. (a)	18,900	2,231,712
UnitedHealth Group Inc.	21,600	3,024,000

		84,685,416

Industrials (10.96%)
American Airlines Group Inc.	59,600	2,181,956
Boeing Co., The	38,800	5,111,512
Delta Air Lines Inc.	79,100	3,113,376
Equifax Inc.	25,200	3,391,416
FedEx Corp.	25,900	4,524,212
General Dynamics Corp.	38,654	5,997,555
Honeywell International Inc.	49,000	5,712,910
Huntington Ingalls Industries Inc.	17,600	2,700,192
Illinois Tool Works Inc.	23,600	2,828,224
Lockheed Martin Corp.	14,300	3,427,996
Raytheon Co.	22,100	3,008,473
Southwest Airlines Co.	117,200	4,557,908
Spirit AeroSystems Holdings Class A (a)	56,600	2,520,964
Union Pacific Corp.	60,900	5,939,577
United Continental Holdings Inc. (a)	73,000	3,830,310
United Rentals Inc. (a)	36,200	2,841,338

		61,687,919

See accompanying notes to schedules of investments.	1

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (21.56%)
Accenture PLC Class A	28,900	$3,530,713
Alliance Data Systems Corp. (a)	25,200	5,406,156
Alphabet Inc. Class C (a)	3,700	2,875,973
Amdocs Ltd.	95,983	5,552,617
Applied Materials Inc.	189,900	5,725,485
Automatic Data Processing Inc.	36,400	3,210,480
Booz Allen Hamilton Holding Corp.	188,712	5,965,186
Broadridge Financial Solutions Inc.	50,700	3,436,953
Cadence Design Systems Inc. (a)	143,300	3,658,449
CDW Corp. of Delaware	79,600	3,640,108
DST Systems Inc.	46,800	5,518,656
Electronic Arts Inc. (a)	51,900	4,432,260
Facebook Inc. Class A (a)	46,300	5,938,901
Fiserv Inc. (a)	40,300	4,008,641
Global Payments Inc.	67,600	5,188,976
Juniper Networks Inc.	101,100	2,432,466
Lam Research Corp.	37,300	3,532,683
Micron Technology Inc. (a)	228,200	4,057,396
Microsoft Corp.	112,000	6,451,200
NVIDIA Corp.	94,000	6,440,880
Oracle Corp.	137,025	5,382,342
PayPal Holdings Inc. (a)	139,200	5,703,024
QUALCOMM Inc.	57,500	3,938,750
Skyworks Solutions Inc.	53,500	4,073,490
Texas Instruments Inc.	121,000	8,491,780
Total System Services Inc.	57,700	2,720,555

		121,314,120

Materials (1.41%)
Dow Chemical Co., The	45,900	2,378,997
Sherwin-Williams Co., The	20,100	5,560,866

		7,939,863

Real Estate (3.81%)
Digital Realty Trust Inc.	30,800	2,991,296
Equinix Inc.	8,400	3,026,100
Equity LifeStyle Properties Inc.	36,500	2,817,070
Public Storage	32,000	7,140,480
Simon Property Group Inc.	26,400	5,465,064

		21,440,010

Telecommunication Services (1.02%)
Verizon Communications Inc.	110,000	5,717,800

Utilities (1.97%)
NextEra Energy Inc.	45,500	5,565,560
WEC Energy Group Inc.	92,500	5,538,900

		11,104,460

Total Common Stocks
(cost $478,627,376)		559,570,007

	Shares	Value
Short-term Investments (1.16%)
JPMorgan U.S. Government Money Market Fund Capital Shares	6,511,986	$6,511,986

Total Short-term Investments
(cost $6,511,986)		6,511,986

TOTAL INVESTMENTS (100.59%)
(cost $485,139,362)		566,081,993
LIABILITIES, NET OF OTHER ASSETS (-0.59%)		(3,296,072)

NET ASSETS (100.00%)		$562,785,921

(a)	Non-income producing security.

2	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (97.54%)
Consumer Discretionary (10.54%)
American Axle & Manufacturing Holdings Inc. (a)	84,000	$1,446,479
Brunswick Corp.	26,180	1,277,060
Burlington Stores Inc. (a)	16,120	1,306,042
Carter’s Inc.	10,930	947,740
Coach Inc.	31,380	1,147,253
Cooper-Standard Holding Inc. (a)	18,800	1,857,440
Dollar Tree Inc. (a)	21,720	1,714,360
Helen of Troy Ltd. (a)	11,310	974,583
Lennar Corp. Class A	41,150	1,742,291
LGI Homes Inc. (a)	60,800	2,239,872
Live Nation Entertainment Inc. (a)	41,470	1,139,596
Mohawk Industries Inc. (a)	16,450	3,295,593
Newell Brands Inc.	40,210	2,117,459
Sportsman’s Warehouse Holdings Inc. (a)	127,700	1,343,404
Stage Stores Inc.	64,300	360,723
Thor Industries Inc.	17,710	1,500,037
Time Inc.	84,000	1,216,320
Tractor Supply Co.	23,460	1,580,031
Ulta Salon, Cosmetics & Fragrance Inc. (a)	6,320	1,504,034

		28,710,317

Consumer Staples (6.36%)
Casey’s General Stores Inc.	18,140	2,179,521
Central Garden & Pet Co. Class A (a)	104,400	2,589,120
Constellation Brands Inc. Class A	4,790	797,487
Lancaster Colony Corp.	5,000	660,450
Omega Protein Corp. (a)	74,300	1,736,391
Pinnacle Foods Inc.	44,330	2,224,036
Sanderson Farms Inc.	21,100	2,032,563
Snyder’s-Lance Inc.	51,500	1,729,370
Spectrum Brands Holdings Inc.	11,820	1,627,496
SUPERVALU Inc. (a)	346,100	1,727,039

		17,303,473

Energy (5.49%)
Alon USA Energy Inc.	87,800	707,668
Concho Resources Inc. (a)	10,740	1,475,139
Continental Resources Inc. (a)	8,740	454,130
Devon Energy Corp.	50,630	2,233,289
Diamondback Energy Inc. (a)	15,670	1,512,782
Newfield Exploration Co. (a)	75,260	3,270,800
Renewable Energy Group Inc. (a)	138,100	1,169,707
Scorpio Tankers Inc.	246,500	1,141,295
Ship Finance International Ltd.	97,400	1,434,702
Western Refining Inc.	58,600	1,550,556

		14,950,068

Financials (18.36%)
American Equity Investment Life Holding Co.	101,300	1,796,049
Argo Group International Holdings Ltd.	24,200	1,365,364

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Banco Latinoamericano de Comercio Exterior SA	49,800	$1,403,364
Bank of the Ozarks Inc.	43,420	1,667,328
Beneficial Bancorp Inc.	96,700	1,422,457
Capital Bank Financial Corp. Class A	44,800	1,438,528
Capitol Federal Financial Inc.	123,200	1,733,424
Chemical Financial Corp.	47,013	2,074,684
Clifton Bancorp Inc.	62,400	954,096
FCB Financial Holdings Inc. Class A (a)	48,300	1,856,169
First BanCorp (a)	218,000	1,133,600
First Republic Bank	13,090	1,009,370
FirstCash Inc.	47,292	2,226,507
Impac Mortgage Holdings Inc. (a)	72,500	956,275
Intercontinental Exchange Inc.	6,940	1,869,358
Investors Bancorp Inc.	133,300	1,600,933
Kearny Financial Corp.	105,300	1,433,133
Ladder Capital Corp.	105,477	1,396,515
National Western Life Group Inc. Class A	6,700	1,375,979
Navigators Group Inc., The	16,400	1,589,488
Nelnet Inc. Class A	42,100	1,699,577
Northwest Bancshares Inc.	134,100	2,106,711
Old Republic International Corp.	62,970	1,109,531
OneBeacon Insurance Group Ltd. Class A	101,000	1,442,280
PrivateBancorp Inc.	36,100	1,657,712
Progressive Corp., The	24,210	762,615
Provident Financial Services Inc.	67,300	1,428,779
Safety Insurance Group Inc.	22,600	1,519,172
Selective Insurance Group Inc.	49,200	1,961,112
Signature Bank (a)	10,920	1,293,474
Synovus Financial Corp.	36,030	1,172,056
Webster Financial Corp.	38,600	1,467,186
Western Alliance Bancorp (a)	54,790	2,056,817

		49,979,643

Health Care (7.31%)
Acadia Healthcare Company Inc. (a)	23,010	1,140,146
Akorn Inc. (a)	53,460	1,457,320
Amedisys Inc. (a)	32,500	1,541,800
Boston Scientific Corp. (a)	55,080	1,310,904
Dentsply Sirona Inc.	16,790	997,830
Envision Healthcare Holdings (a)	30,760	685,025
LHC Group Inc. (a)	30,900	1,139,592
MEDNAX Inc. (a)	19,640	1,301,150
NuVasive Inc. (a)	27,450	1,829,817
Owens & Minor Inc.	41,600	1,444,768
PDL BioPharma Inc.	284,200	952,070
Perrigo Co. PLC	6,780	625,997
PRA Health Sciences Inc. (a)	13,550	765,710
Teleflex Inc.	5,980	1,004,939
Triple-S Management Corp. Class B (a)	56,000	1,228,080
Universal Health Services Inc. Class B	13,080	1,611,718

See accompanying notes to schedules of investments.	3

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
VCA Inc. (a)	12,190	$853,056

		19,889,922

Industrials (14.42%)
A.O. Smith Corp.	24,730	2,443,078
ABM Industries Inc.	57,500	2,282,750
Acco Brands Corp. (a)	213,000	2,053,320
Acuity Brands Inc.	3,410	902,286
AMETEK Inc.	18,780	897,308
Astec Industries Inc.	23,900	1,430,893
Atlas Air Worldwide Holdings Inc. (a)	29,600	1,267,472
Comfort Systems USA Inc.	47,400	1,389,294
Dycom Industries Inc. (a)	4,530	370,463
Fortive Corp.	12,600	641,340
General Cable Corp.	78,800	1,180,424
Gibraltar Industries Inc. (a)	20,300	754,145
Global Brass & Copper Holdings Inc.	85,500	2,470,095
Insteel Industries Inc.	46,000	1,667,040
JetBlue Airways Corp. (a)	82,810	1,427,644
Kratos Defense & Security Solutions Inc. (a)	187,300	1,290,497
Middleby Corp., The (a)	18,480	2,284,498
Mistras Group Inc. (a)	53,300	1,250,951
Oshkosh Corp.	26,490	1,483,440
Quanta Services Inc. (a)	45,770	1,281,102
Rush Enterprises Inc. Class A (a)	29,700	727,056
SkyWest Inc.	106,600	2,815,306
Snap-on Inc.	9,940	1,510,482
Supreme Industries Inc. Class A	75,000	1,447,500
Tetra Tech Inc.	39,410	1,397,873
Textainer Group Holdings Ltd.	83,200	623,168
Titan Machinery Inc. (a)	37,900	394,160
UniFirst Corp.	12,000	1,582,320

		39,265,905

Information Technology (15.73%)
Advanced Micro Devices Inc. (a)	285,500	1,972,805
Benchmark Electronics Inc. (a)	58,200	1,452,090
Broadcom Ltd.	3,630	626,248
Cadence Design Systems Inc. (a)	55,590	1,419,213
CoStar Group Inc. (a)	10,070	2,180,457
Eastman Kodak Co. (a)	42,800	642,000
Euronet Worldwide Inc. (a)	20,870	1,707,792
Extreme Networks Inc. (a)	422,400	1,896,576
FleetCor Technologies Inc. (a)	3,780	656,699
Fortinet Inc. (a)	37,570	1,387,460
Gartner Inc. (a)	8,060	712,907
Lam Research Corp.	9,040	856,178
MACOM Technology Solutions Holdings Inc. (a)	37,520	1,588,597
Marvell Technology Group Ltd.	98,570	1,308,024
MAXIMUS Inc.	21,220	1,200,203
Microsemi Corp. (a)	34,360	1,442,433
NETGEAR Inc. (a)	30,700	1,857,043
NXP Semiconductors NV (a)	15,270	1,557,693

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
ON Semiconductor Corp. (a)	154,950	$1,908,984
Palo Alto Networks Inc. (a)	10,000	1,593,300
Sanmina Corp. (a)	89,400	2,545,218
Silver Spring Networks Inc. (a)	103,000	1,460,540
Skyworks Solutions Inc.	21,360	1,626,350
Tech Data Corp. (a)	17,500	1,482,425
Total System Services Inc.	33,450	1,577,168
TTM Technologies Inc. (a)	196,900	2,254,505
Tyler Technologies Inc. (a)	13,610	2,330,440
Vishay Intertechnology Inc.	113,400	1,597,806

		42,841,154

Materials (7.00%)
American Vanguard Corp.	96,300	1,546,578
Axalta Coating Systems Ltd. (a)	37,700	1,065,779
Cliffs Natural Resources Inc. (a)	233,100	1,363,635
Eagle Materials Inc.	34,330	2,653,709
Innospec Inc.	36,100	2,195,241
Rayonier Advanced Materials Inc.	137,600	1,839,712
Schnitzer Steel Industries Inc. Class A	83,600	1,747,240
Sherwin-Williams Co., The	3,630	1,004,276
Stepan Co.	22,700	1,649,382
Vulcan Materials Co.	35,030	3,983,962

		19,049,514

Real Estate (6.45%)
Brixmor Property Group Inc.	114,570	3,183,899
Colony Starwood Homes	56,300	1,615,810
Equinix Inc.	8,150	2,936,038
Extra Space Storage Inc.	21,860	1,735,903
Farmland Partners Inc.	17,600	197,120
Healthcare Realty Trust Inc.	52,000	1,771,120
Healthcare Trust of America Inc. Class A	27,180	886,612
Hudson Pacific Properties Inc.	47,380	1,557,381
Prologis Inc.	34,030	1,821,966
Summit Hotel Properties Inc.	141,400	1,860,824

		17,566,673

Telecommunication Services (1.26%)
ATN International Inc.	19,100	1,242,264
Windstream Holdings Inc.	218,600	2,196,930

		3,439,194

Utilities (4.62%)
American Water Works Co. Inc.	20,410	1,527,485
Edison International	16,700	1,206,575
MDU Resources Group Inc.	76,560	1,947,686
Middlesex Water Co.	37,300	1,314,452
Otter Tail Corp.	46,100	1,594,599
Spire Inc.	29,200	1,861,208
Talen Energy Corp. (a)	136,500	1,890,525

4	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
WGL Holdings Inc.	19,900	$1,247,730

		12,590,260

Total Common Stocks
(cost $239,699,565)		265,586,123

	Shares	Value
Short-term Investments (2.14%)
JPMorgan U.S. Government Money Market Fund Capital Shares	5,817,123	$5,817,123

Total Short-term Investments
(cost $5,817,123)		5,817,123

TOTAL INVESTMENTS (99.68%)
(cost $245,516,688)		271,403,246
OTHER ASSETS, NET OF LIABILITIES (0.32%)		871,655

NET ASSETS (100.00%)		$272,274,901

(a)	Non-income producing security.

See accompanying notes to schedules of investments.	5

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (a) (96.60%)
Argentina (0.53%)
MercadoLibre Inc.	3,974	$735,071

Australia (2.78%)
Domino’s Pizza Enterprises Ltd.	38,306	2,075,497
REA Group Ltd.	40,021	1,740,711

		3,816,208

Austria (0.65%)
Erste Group Bank AG	30,321	897,856

Belgium (2.23%)
Anheuser-Busch InBev SA/NV	23,367	3,072,942

Brazil (0.14%)
Ambev SA	15,500	94,464
Ambev SA ADR	15,544	94,663

		189,127

Canada (5.46%)
Barrick Gold Corp.	16,344	289,616
Constellation Software Inc.	4,574	2,061,935
Dollarama Inc.	26,770	2,090,058
Element Financial Corp.	244,880	3,064,849

		7,506,458

China (5.16%)
Alibaba Group Holding Ltd. Sponsored ADR (b)	46,491	4,918,283
Ctrip.com International Ltd. ADR (b)	46,784	2,178,731

		7,097,014

Colombia (1.39%)
Bancolombia SA Sponsored ADR	21,422	836,315
Cementos Argos SA	117,143	466,402
Grupo Argos SA	25,749	166,282
Grupo Aval Acciones y Valores SA ADR	15,428	136,229
Grupo de Inversiones Suramericana	23,190	302,567

		1,907,795

Denmark (1.31%)
Novo Nordisk A/S Class B	43,350	1,806,771

France (8.42%)
AXA SA	48,059	1,021,838
Cie Generale des Etablissements Michelin Class B	12,401	1,373,224
Essilor International SA	13,713	1,768,915
Hermes International	228	92,820
JC Decaux SA	17,059	551,595
L’Oreal SA	7,252	1,370,696
Pernod Ricard SA	12,135	1,437,198
Schneider Electric SE (Paris)	17,205	1,196,845
Unibail-Rodamco SE (Amsterdam)	5,766	1,554,702
Unibail-Rodamco SE (Paris)	253	68,211

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Vivendi	56,684	$1,144,022

		11,580,066

Germany (7.15%)
Allianz SE Reg.	6,906	1,026,301
Bayer AG Reg.	8,159	819,410
Fresenius SE & Co. KGaA	13,434	1,073,128
Linde AG	8,360	1,420,536
SAP SE	13,448	1,229,850
Scout24 AG (b) (c)	42,992	1,448,095
Wirecard AG	54,109	2,810,812

		9,828,132

Hong Kong (3.83%)
AIA Group Ltd.	214,600	1,443,129
MGM China Holdings Ltd.	18,800	32,874
Tencent Holdings Ltd.	136,600	3,797,755

		5,273,758

India (1.95%)
HDFC Bank Ltd. ADR	37,211	2,675,099

Ireland (4.41%)
Allergan PLC (b)	5,764	1,327,507
Medtronic PLC	30,976	2,676,326
Ryanair Holdings PLC SP ADR	27,529	2,065,501

		6,069,334

Italy (1.11%)
Yoox Net-A-Porter Group SpA (b)	49,420	1,531,645

Japan (9.25%)
Dentsu Inc.	15,800	804,183
Fanuc Corp.	6,200	1,047,275
Hoya Corp.	16,400	659,736
Japan Tobacco Inc.	26,136	1,069,882
Kusuri No Aoki Co. Ltd.	34,300	1,754,749
MISUMI Group Inc.	112,300	2,110,420
NEXT Co. Ltd.	216,200	1,782,176
SMC Corp.	2,000	577,466
START TODAY Co. Ltd.	82,200	1,414,388
Tokio Marine Holdings Inc.	39,000	1,495,649

		12,715,924

Malaysia (0.06%)
Genting Berhad	33,700	64,689
Genting BHD Warrants (b)	59,490	20,139

		84,828

Netherlands (6.07%)
ASML Holding NV	41,684	4,568,186
Heineken NV	17,112	1,504,164
InterXion Holding NV (b)	46,498	1,684,158

6	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
Mobileye NV (b)	13,918	$592,489

		8,348,997

South Korea (0.98%)
LG Household & Health Care Ltd.	1,543	1,342,791

Spain (2.23%)
Aena SA (c)	14,231	2,100,635
Banco Bilbao Vizcaya Argentaria SA	159,385	964,368

		3,065,003

Sweden (1.69%)
Atlas Copco AB Class A	51,143	1,539,636
Investor AB B Shares	21,622	790,602

		2,330,238

Switzerland (6.39%)
Compagnie Financiere Richemont SA Reg.	14,165	863,889
LafargeHolcim Ltd. Reg.	14,449	782,630
Nestle SA Reg.	23,350	1,843,811
Novartis AG Reg.	19,235	1,518,032
Roche Holding AG	8,752	2,174,858
Swatch Group AG, The	1,782	505,176
UBS Group AG	80,121	1,094,489

		8,782,885

United Kingdom (14.67%)
British Land Company PLC	43,583	356,983
Diageo PLC	49,974	1,431,433
Domino’s Pizza Group PLC	446,038	2,159,374
Great Portland Estates PLC	21,609	177,207
Indivior PLC	77,175	306,912
Land Securities Group PLC	28,067	384,623
Liberty Global PLC Class A (b)	10,872	371,605
Liberty Global PLC LiLAC A (b)	1,032	28,473
Liberty Global PLC LiLAC C (b)	1,221	34,249
Liberty Global PLC Series C (b)	9,792	323,528
Lloyds Banking Group PLC	1,575,607	1,113,189
Nielsen Holdings PLC	36,662	1,963,983
Paysafe Group PLC (b)	231,433	1,336,967
Reckitt Benckiser Group PLC	33,320	3,136,905
Rolls-Royce Holdings PLC	147,527	1,376,381
Shire PLC	62,594	4,047,524
Standard Chartered PLC (b)	156,007	1,269,548
Weir Group PLC, The	15,961	351,545

		20,170,429

United States (8.74%)
Facebook Inc. Class A (b)	22,028	2,825,531
Freeport-McMoRan Inc.	38,316	416,113
Las Vegas Sands Corp.	63,831	3,672,836
MasterCard Inc. Class A	14,204	1,445,541
Schlumberger Ltd.	24,432	1,921,332

	Shares	Value
Common Stocks (Cont.)
United States (Cont.)
Wynn Resorts Ltd.	17,811	$1,735,146

		12,016,499

Total Common Stocks
(cost $110,060,825)		132,844,870

Preferred Stocks (a) (1.08%)
Colombia (0.05%)
Grupo de Inversiones Suramericana, 0.00%	5,177	66,971

Germany (1.03%)
Sartorius AG, 0.00%	17,040	1,419,552

Total Preferred Stocks
(cost $1,406,703)		1,486,523

Short-term Investments (1.99%)
State Street Institutional U.S. Government Money Market Fund Premier Class	2,736,173	2,736,173

Total Short-term Investments
(cost $2,736,173)		2,736,173

TOTAL INVESTMENTS (99.67%)
(cost $114,203,701)		137,067,566
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.33%)		451,035

NET ASSETS (100.00%)		$137,518,601

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the value of these securities amounted to $3,548,730 or 2.58% of net assets.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	7

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
United States Dollar	$37,684,498	27.49
Euro	37,467,546	27.33
British Pound	17,448,591	12.73
Japanese Yen	12,715,924	9.28
Swiss Franc	8,782,885	6.41
Canadian Dollar	7,216,842	5.27
Hong Kong Dollar	5,273,758	3.85
Australian Dollar	3,816,208	2.78
Swedish Krona	2,330,238	1.70
Danish Krone	1,806,771	1.32
South Korean Won	1,342,791	0.98
Colombian Peso	1,002,222	0.73
Brazilian Real	94,464	0.07
Malaysian Ringgit	84,828	0.06

Total Investments	$137,067,566	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Information Technology	$29,454,673	21.42
Consumer Discretionary	26,591,028	19.34
Health Care	19,598,671	14.25
Financials	18,198,999	13.23
Consumer Staples	18,153,698	13.20
Industrials	14,329,687	10.42
Materials	3,541,579	2.57
Real Estate	2,541,726	1.85
Energy	1,921,332	1.40

Total Stocks	134,331,393	97.68
Short-term Investments	2,736,173	1.99
Cash and Other Assets, Net of Liabilities	451,035	0.33

Net Assets	$137,518,601	100.00%

8	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (96.03%)
Consumer Discretionary (12.04%)
Advance Auto Parts Inc.	4,818	$718,463
Amazon.com Inc. (a) (b)	26,040	21,803,552
AutoNation Inc. (b)	4,393	213,983
AutoZone Inc. (b)	1,934	1,485,970
Bed Bath & Beyond Inc.	9,961	429,419
Best Buy Co. Inc.	18,269	697,510
BorgWarner Inc.	13,330	468,949
CarMax Inc. (b)	12,600	672,210
Carnival Corp.	28,891	1,410,459
CBS Corp. Class B	26,935	1,474,422
Charter Communications Inc. Class A (b)	14,345	3,872,720
Chipotle Mexican Grill Inc. (b)	1,924	814,814
Coach Inc.	18,349	670,839
Comcast Corp. Class A	158,961	10,545,473
Darden Restaurants Inc.	8,352	512,145
Delphi Automotive PLC	17,888	1,275,772
Discovery Communications Inc. Class A (b)	10,155	273,373
Discovery Communications Inc. Class C (b)	14,844	390,546
Dollar General Corp.	17,157	1,200,818
Dollar Tree Inc. (b)	15,604	1,231,624
DR Horton Inc.	22,428	677,326
Expedia Inc.	7,976	930,959
Foot Locker Inc.	8,958	606,636
Ford Motor Co.	257,600	3,109,232
GAP Inc., The	14,509	322,680
Garmin Ltd.	7,868	378,529
General Motors Co.	94,054	2,988,096
Genuine Parts Co.	9,855	989,935
Goodyear Tire & Rubber Co., The	17,362	560,793
H&R Block Inc.	14,510	335,906
Hanesbrands Inc.	24,898	628,674
Harley-Davidson Inc.	11,829	622,087
Harman International Industries Inc.	4,657	393,284
Hasbro Inc.	7,501	595,054
Home Depot Inc., The	81,747	10,519,204
Interpublic Group of Companies Inc., The	26,257	586,844
Johnson Controls International PLC	62,474	2,906,915
Kohl’s Corp.	11,886	520,012
L Brands Inc.	15,900	1,125,243
Leggett & Platt Inc.	8,828	402,380
Lennar Corp. Class A	12,429	526,244
LKQ Corp. (b)	20,105	712,923
Lowe’s Companies Inc.	57,880	4,179,515
Macy’s Inc.	20,403	755,931
Marriott International Inc. Class A	21,227	1,429,200
Mattel Inc.	22,466	680,270
McDonald’s Corp.	56,510	6,518,994
Michael Kors Holdings Ltd. (b)	11,193	523,720
Mohawk Industries Inc. (b)	4,172	835,818
Netflix Inc. (b)	28,342	2,793,104
Newell Brands Inc.	31,915	1,680,644
News Corp. Class A	25,331	354,127
News Corp. Class B	7,929	112,750
NIKE Inc. Class B	89,261	4,699,592

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Nordstrom Inc.	7,696	$399,268
Omnicom Group Inc.	15,734	1,337,390
O’Reilly Automotive Inc. (b)	6,283	1,759,931
Priceline Group Inc., The (b)	3,287	4,836,788
PulteGroup Inc.	20,480	410,419
PVH Corp.	5,310	586,755
Ralph Lauren Corp.	3,831	387,467
Ross Stores Inc.	26,255	1,688,196
Royal Caribbean Cruises Ltd.	11,215	840,564
Scripps Networks Interactive Class A	6,236	395,924
Signet Jewelers Ltd.	5,050	376,376
Staples Inc.	42,038	359,425
Starbucks Corp.	97,086	5,256,236
Target Corp.	38,056	2,613,686
TEGNA Inc.	14,031	306,718
Tiffany & Co.	7,240	525,841
Time Warner Inc.	51,517	4,101,268
TJX Companies Inc., The	43,552	3,256,819
Tractor Supply Co.	8,876	597,799
TripAdvisor Inc. (b)	7,617	481,242
Twenty-First Century Fox Inc. Class A	70,425	1,705,694
Twenty-First Century Fox Inc. Class B	32,235	797,494
Ulta Salon, Cosmetics & Fragrance Inc. (b)	3,881	923,600
Under Armour Inc. Class A (b)	12,275	474,797
Under Armour Inc. Class C (b)	12,405	420,033
Urban Outfitters Inc. (b)	5,896	203,530
VF Corp.	21,935	1,229,457
Viacom Inc. Class B	22,729	865,975
Walt Disney Co., The	97,816	9,083,194
Whirlpool Corp.	5,014	813,070
Wyndham Worldwide Corp.	7,433	500,464
Wynn Resorts Ltd.	5,329	519,151
Yum! Brands Inc.	24,515	2,226,207

		155,446,460

Consumer Staples (9.49%)
Altria Group Inc.	129,393	8,181,519
Archer-Daniels-Midland Co.	38,559	1,626,033
Brown-Forman Corp. Class B	12,071	572,648
Campbell Soup Co.	12,865	703,716
Church & Dwight Co. Inc.	16,840	806,973
Clorox Co., The	8,488	1,062,528
Coca-Cola Co., The	257,139	10,882,122
Colgate-Palmolive Co.	58,934	4,369,367
ConAgra Foods Inc.	27,592	1,299,859
Constellation Brands Inc. Class A	11,692	1,946,601
Costco Wholesale Corp.	28,990	4,421,265
CVS Health Corp.	70,562	6,279,312
Dr Pepper Snapple Group Inc.	12,285	1,121,743
Estee Lauder Companies Inc. Class A, The	14,559	1,289,345
General Mills Inc.	39,508	2,523,771
Hershey Co., The	9,281	887,264
Hormel Foods Corp.	17,747	673,144
JM Smucker Co., The	7,710	1,045,013
Kellogg Co.	16,701	1,293,826

See accompanying notes to schedules of investments.	9

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Kimberly-Clark Corp.	23,795	$3,001,501
Kraft Heinz Co., The	39,459	3,531,975
Kroger Co., The	62,978	1,869,187
McCormick & Company Inc.	7,643	763,689
Mead Johnson Nutrition Co. Class A	12,277	970,006
Molson Coors Brewing Co. Class B	12,082	1,326,604
Mondelez International Inc. Class A	102,956	4,519,768
Monster Beverage Corp. (b)	8,951	1,314,096
PepsiCo Inc.	95,280	10,363,606
Philip Morris International Inc.	102,714	9,985,855
Procter & Gamble Co., The	176,694	15,858,287
Reynolds American Inc.	54,779	2,582,830
Sysco Corp.	33,794	1,656,244
Tyson Foods Inc. Class A	19,800	1,478,466
Walgreens Boots Alliance Inc.	56,626	4,565,188
Wal-Mart Stores Inc.	100,347	7,237,026
Whole Foods Market Inc.	20,943	593,734

		122,604,111

Energy (6.98%)
Anadarko Petroleum Corp.	36,105	2,287,615
Apache Corp.	25,120	1,604,414
Baker Hughes Inc.	28,318	1,429,209
Cabot Oil & Gas Corp.	30,347	782,953
Chesapeake Energy Corp. (b)	43,187	270,782
Chevron Corp.	124,936	12,858,413
Cimarex Energy Co.	6,285	844,515
Concho Resources Inc. (b)	9,409	1,292,326
ConocoPhillips	81,679	3,550,586
Devon Energy Corp.	34,577	1,525,191
EOG Resources Inc.	36,369	3,517,246
EQT Corp.	11,458	832,080
Exxon Mobil Corp.	274,595	23,966,652
FMC Technologies Inc. (b)	15,047	446,444
Halliburton Co.	56,906	2,553,941
Helmerich & Payne Inc.	7,029	473,052
Hess Corp.	17,821	955,562
Kinder Morgan Inc.	127,094	2,939,684
Marathon Oil Corp.	56,208	888,648
Marathon Petroleum Corp.	34,788	1,412,045
Murphy Oil Corp.	10,837	329,445
National-Oilwell Varco Inc.	24,841	912,658
Newfield Exploration Co. (b)	13,150	571,499
Noble Energy Inc.	28,137	1,005,616
Occidental Petroleum Corp.	50,468	3,680,127
ONEOK Inc.	13,700	704,043
Phillips 66	29,410	2,368,975
Pioneer Natural Resources Co.	11,228	2,084,478
Range Resources Corp.	12,440	482,050
Schlumberger Ltd.	92,054	7,239,127
Southwestern Energy Co. (b)	32,654	451,931
Spectra Energy Corp.	46,397	1,983,472
Tesoro Corp.	7,989	635,605
Transocean Ltd. (b)	22,669	241,652
Valero Energy Corp.	30,540	1,618,620

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Williams Companies Inc., The	44,860	$1,378,548

		90,119,204

Financials (12.27%)
Affiliated Managers Group Inc. (b)	3,509	507,749
Aflac Inc.	27,167	1,952,492
Allstate Corp., The	24,581	1,700,514
American Express Co.	51,363	3,289,287
American International Group Inc.	67,315	3,994,472
Ameriprise Financial Inc.	10,679	1,065,444
Aon PLC	17,582	1,977,799
Arthur J. Gallagher & Co.	11,624	591,313
Assurant Inc.	3,984	367,524
Bank of America Corp.	675,577	10,572,780
Bank of New York Mellon Corp.	70,704	2,819,676
BB&T Corp.	53,916	2,033,712
Berkshire Hathaway Inc. Class B (b)	125,664	18,154,678
BlackRock Inc.	8,079	2,928,314
Capital One Financial Corp.	33,498	2,406,161
Charles Schwab Corp., The	79,727	2,516,981
Chubb Ltd.	30,789	3,868,638
Cincinnati Financial Corp.	9,828	741,228
Citigroup Inc.	192,181	9,076,709
Citizens Financial Group Inc.	34,652	856,251
CME Group Inc.	22,427	2,344,070
Comerica Inc.	11,569	547,445
Discover Financial Services	26,713	1,510,620
E*TRADE Financial Corp. (b)	18,122	527,713
Fifth Third Bancorp	50,741	1,038,161
Franklin Resources Inc.	23,255	827,180
Goldman Sachs Group Inc., The	24,963	4,025,783
Hartford Financial Services Group Inc., The	25,545	1,093,837
Huntington Bancshares Inc.	71,556	705,542
Intercontinental Exchange Inc.	7,887	2,124,442
Invesco Ltd.	27,289	853,327
JPMorgan Chase & Co.	239,044	15,917,940
KeyCorp	71,405	868,999
Legg Mason Inc.	6,104	204,362
Leucadia National Corp.	21,472	408,827
Lincoln National Corp.	15,412	724,056
Loews Corp.	18,304	753,210
M&T Bank Corp.	10,454	1,213,709
Marsh & McLennan Companies Inc.	34,212	2,300,757
MetLife Inc.	72,467	3,219,709
Moody’s Corp.	11,135	1,205,698
Morgan Stanley	97,445	3,124,087
Nasdaq Inc.	7,668	517,897
Navient Corp.	20,983	303,624
Northern Trust Corp.	14,236	967,906
People’s United Financial Inc.	20,386	322,507
PNC Financial Services Group Inc.	32,523	2,929,997
Principal Financial Group Inc.	17,707	912,088
Progressive Corp., The	38,320	1,207,080
Prudential Financial Inc.	28,922	2,361,481

10	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Regions Financial Corp.	84,276	$831,804
S&P Global Inc.	17,423	2,205,055
State Street Corp.	24,253	1,688,736
SunTrust Banks Inc.	33,171	1,452,890
Synchrony Financial	52,464	1,468,992
T. Rowe Price Group Inc.	16,287	1,083,086
Torchmark Corp.	7,376	471,253
Travelers Companies Inc., The	19,084	2,186,072
U.S. Bancorp	106,547	4,569,801
Unum Group	15,529	548,329
Wells Fargo & Co.	300,705	13,315,217
Willis Towers Watson PLC	8,585	1,139,830
XL Group Ltd.	18,201	612,100
Zions Bancorporation	13,524	419,514

		158,476,455

Health Care (14.09%)
Abbott Laboratories	97,311	4,115,284
AbbVie Inc.	107,830	6,800,838
Aetna Inc.	23,122	2,669,435
Agilent Technologies Inc.	21,629	1,018,510
Alexion Pharmaceuticals Inc. (b)	14,796	1,813,102
Allergan PLC (b)	26,222	6,039,189
AmerisourceBergen Corp.	11,973	967,179
Amgen Inc.	49,546	8,264,768
Anthem Inc.	17,334	2,172,124
Baxter International Inc.	32,398	1,542,145
Becton, Dickinson and Co.	14,039	2,523,229
Biogen Inc. (b)	14,506	4,540,813
Boston Scientific Corp. (b)	90,042	2,143,000
Bristol-Myers Squibb Co.	110,621	5,964,684
C.R. Bard Inc.	4,837	1,084,842
Cardinal Health Inc.	21,092	1,638,848
Celgene Corp. (b)	51,278	5,360,089
Centene Corp. (b)	11,274	754,907
Cerner Corp. (b)	19,866	1,226,726
Cigna Corp.	16,948	2,208,663
Cooper Companies Inc., The	3,224	577,934
Danaher Corp.	40,227	3,153,395
DaVita Inc. (b)	10,854	717,124
Dentsply Sirona Inc.	15,496	920,927
Edwards Lifesciences Corp. (b)	14,095	1,699,293
Eli Lilly and Co.	64,312	5,161,681
Endo International PLC (b)	13,268	267,350
Express Scripts Holding Co. (b)	41,838	2,950,834
Gilead Sciences Inc.	87,317	6,908,521
HCA Holdings Inc. (b)	19,539	1,477,735
Henry Schein Inc. (b)	5,417	882,863
Hologic Inc. (b)	18,369	713,268
Humana Inc.	9,846	1,741,659
Illumina Inc. (b)	9,656	1,754,109
Intuitive Surgical Inc. (b)	2,547	1,846,142
Johnson & Johnson	181,048	21,387,200
Laboratory Corp. of America Holdings (b)	6,821	937,751
Mallinckrodt PLC (b)	7,231	504,579
McKesson Corp.	14,936	2,490,578

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Medtronic PLC	91,477	$7,903,613
Merck & Co. Inc.	183,013	11,421,841
Mettler-Toledo International Inc. (b)	1,764	740,580
Mylan NV (b)	30,445	1,160,563
Patterson Companies Inc.	5,351	245,825
PerkinElmer Inc.	7,034	394,678
Perrigo Co. PLC	9,419	869,656
Pfizer Inc.	401,412	13,595,824
Quest Diagnostics Inc.	9,198	778,427
Regeneron Pharmaceuticals Inc. (b)	4,996	2,008,492
St. Jude Medical Inc.	18,858	1,504,114
Stryker Corp.	20,575	2,395,136
Thermo Fisher Scientific Inc.	26,028	4,140,014
UnitedHealth Group Inc.	63,073	8,830,220
Universal Health Services Inc. Class B	5,965	735,007
Varian Medical Systems Inc. (b)	6,131	610,218
Vertex Pharmaceuticals Inc. (b)	16,415	1,431,552
Waters Corp. (b)	5,411	857,589
Zimmer Biomet Holdings Inc.	13,242	1,721,725
Zoetis Inc.	32,755	1,703,588

		181,989,980

Industrials (9.34%)
3M Co.	39,981	7,045,850
Acuity Brands Inc.	2,893	765,488
Alaska Air Group Inc.	7,978	525,431
Allegion PLC	6,309	434,753
American Airlines Group Inc.	34,945	1,279,336
AMETEK Inc.	15,439	737,675
Boeing Co., The	38,416	5,060,924
Caterpillar Inc.	38,551	3,422,172
CH Robinson Worldwide Inc.	9,499	669,300
Cintas Corp.	5,758	648,351
CSX Corp.	62,586	1,908,873
Cummins Inc.	10,270	1,316,100
Deere & Co.	19,145	1,634,026
Delta Air Lines Inc.	49,553	1,950,406
Dover Corp.	10,345	761,806
Dun & Bradstreet Corp.	2,398	327,615
Eaton Corp. PLC	30,130	1,979,842
Emerson Electric Co.	42,605	2,322,399
Equifax Inc.	7,900	1,063,182
Expeditors International of Washington Inc.	12,182	627,617
Fastenal Co.	18,969	792,525
FedEx Corp.	16,167	2,824,052
Flowserve Corp.	8,630	416,311
Fluor Corp.	9,309	477,738
Fortive Corp.	19,762	1,005,860
Fortune Brands Home & Security Inc.	10,115	587,682
General Dynamics Corp.	18,944	2,939,351
General Electric Co.	593,264	17,572,480
Honeywell International Inc.	50,257	5,859,464
Illinois Tool Works Inc.	21,142	2,533,657
Ingersoll-Rand PLC	17,080	1,160,415
J.B. Hunt Transport Services Inc.	5,956	483,270
Jacobs Engineering Group Inc. (b)	8,155	421,777

See accompanying notes to schedules of investments.	11

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Kansas City Southern	7,107	$663,225
L-3 Communications Holdings Inc.	5,126	772,642
Lockheed Martin Corp.	16,715	4,006,920
Masco Corp.	21,700	744,527
Nielsen Holdings PLC	22,236	1,191,183
Norfolk Southern Corp.	19,429	1,885,779
Northrop Grumman Corp.	11,819	2,528,675
PACCAR Inc.	23,060	1,355,467
Parker Hannifin Corp.	8,849	1,110,815
Pentair PLC	11,031	708,631
Pitney Bowes Inc.	12,443	225,965
Quanta Services Inc. (b)	9,992	279,676
Raytheon Co.	19,528	2,658,347
Republic Services Inc.	15,430	778,444
Robert Half International Inc.	8,872	335,894
Rockwell Automation Inc.	8,518	1,042,092
Rockwell Collins Inc.	8,631	727,939
Roper Technologies Inc.	6,711	1,224,556
Ryder System Inc.	3,591	236,826
Snap-on Inc.	3,865	587,325
Southwest Airlines Co.	41,033	1,595,773
Stanley Black & Decker Inc.	9,992	1,228,816
Stericycle Inc. (b)	5,660	453,592
Textron Inc.	17,604	699,759
TransDigm Group Inc. (b)	3,315	958,433
Union Pacific Corp.	55,125	5,376,341
United Continental Holdings Inc. (b)	19,416	1,018,758
United Parcel Service Inc. Class B	45,743	5,002,454
United Rentals Inc. (b)	5,814	456,341
United Technologies Corp.	51,513	5,233,721
Verisk Analytics Inc. (b)	10,406	845,800
W.W. Grainger Inc.	3,691	829,884
Waste Management Inc.	26,931	1,717,121
Xylem Inc.	11,789	618,333

		120,655,782

Information Technology (20.41%)
Accenture PLC Class A	41,248	5,039,268
Activision Blizzard Inc.	45,129	1,999,215
Adobe Systems Inc. (b)	32,971	3,578,672
Akamai Technologies Inc. (b)	11,468	607,689
Alliance Data Systems Corp. (b)	3,900	836,667
Alphabet Inc. Class A (b)	19,513	15,689,623
Alphabet Inc. Class C (b)	19,555	15,199,906
Amphenol Corp. Class A	20,431	1,326,381
Analog Devices Inc.	20,319	1,309,560
Apple Inc.	356,775	40,333,414
Applied Materials Inc.	71,813	2,165,162
Autodesk Inc. (b)	12,925	934,865
Automatic Data Processing Inc.	30,199	2,663,552
Broadcom Ltd.	26,186	4,517,609
CA Inc.	20,802	688,130
Cisco Systems Inc.	332,870	10,558,636
Citrix Systems Inc. (b)	10,307	878,363
Cognizant Technology Solutions Corp. Class A (b)	40,007	1,908,734
Corning Inc.	68,626	1,623,005

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
CSRA Inc.	9,640	$259,316
Dell Technologies Inc. Class V (b)	1	39
eBay Inc. (b)	69,806	2,296,617
Electronic Arts Inc. (b)	19,899	1,699,375
F5 Networks Inc. (b)	4,407	549,288
Facebook Inc. Class A (b)	153,718	19,717,408
Fidelity National Information Services Inc.	21,684	1,670,319
First Solar Inc. (b)	4,981	196,700
Fiserv Inc. (b)	14,640	1,456,241
FLIR Systems Inc.	8,712	273,731
Global Payments Inc.	10,165	780,265
Harris Corp.	8,222	753,217
Hewlett Packard Enterprise Co.	109,690	2,495,448
HP Inc.	113,278	1,759,207
Intel Corp.	312,974	11,814,768
International Business Machines Corp.	57,567	9,144,518
Intuit Inc.	16,223	1,784,692
Juniper Networks Inc.	25,339	609,656
KLA-Tencor Corp.	10,376	723,311
Lam Research Corp.	10,605	1,004,400
Linear Technology Corp.	15,839	939,094
MasterCard Inc. Class A	63,511	6,463,514
Microchip Technology Inc.	14,256	885,868
Micron Technology Inc. (b)	69,077	1,228,189
Microsoft Corp.	516,078	29,726,093
Motorola Solutions Inc.	11,033	841,597
NetApp Inc.	18,436	660,378
NVIDIA Corp.	35,406	2,426,019
Oracle Corp.	199,180	7,823,790
Paychex Inc.	21,086	1,220,247
PayPal Holdings Inc. (b)	74,255	3,042,227
Qorvo Inc. (b)	8,280	461,527
QUALCOMM Inc.	97,532	6,680,942
Red Hat Inc. (b)	11,987	968,909
salesforce.com inc. (b)	42,610	3,039,371
Seagate Technology PLC	19,896	766,991
Skyworks Solutions Inc.	12,574	957,384
Symantec Corp.	40,625	1,019,688
TE Connectivity Ltd.	23,647	1,522,394
Teradata Corp. (b)	8,349	258,819
Texas Instruments Inc.	66,345	4,656,092
Total System Services Inc.	10,953	516,434
VeriSign Inc. (b)	6,149	481,098
Visa Inc. Class A	124,835	10,323,854
Western Digital Corp.	18,825	1,100,698
Western Union Co.	32,799	682,875
Xerox Corp.	56,336	570,684
Xilinx Inc.	16,976	922,476
Yahoo! Inc. (b)	57,779	2,490,275

		263,524,494

Materials (2.79%)
Air Products & Chemicals Inc.	14,333	2,154,823
Albemarle Corp.	7,404	632,968
Alcoa Inc.	86,378	875,873
Avery Dennison Corp.	6,014	467,829

12	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Ball Corp.	11,475	$940,376
CF Industries Holdings Inc.	15,055	366,589
Dow Chemical Co., The	74,629	3,868,021
E.I. du Pont de Nemours & Co.	57,866	3,875,286
Eastman Chemical Co.	9,827	665,091
Ecolab Inc.	17,480	2,127,666
FMC Corp.	8,823	426,504
Freeport-McMoRan Inc.	80,902	878,596
International Flavors & Fragrances Inc.	5,337	763,031
International Paper Co.	26,973	1,294,165
LyondellBasell Industries NV Class A	22,425	1,808,800
Martin Marietta Materials Inc.	4,138	741,157
Monsanto Co.	28,918	2,955,420
Mosaic Co., The	23,435	573,220
Newmont Mining Corp.	35,101	1,379,118
Nucor Corp.	20,848	1,030,934
Owens-Illinois Inc. (b)	11,032	202,878
PPG Industries Inc.	17,629	1,822,133
Praxair Inc.	18,878	2,281,029
Sealed Air Corp.	12,757	584,526
Sherwin-Williams Co., The	5,307	1,468,235
Vulcan Materials Co.	8,735	993,432
WestRock Co.	16,769	812,961

		35,990,661

Real Estate (2.93%)
American Tower Corp.	28,062	3,180,264
Apartment Investment and Management Co.	10,242	470,210
AvalonBay Communities Inc.	9,090	1,616,566
Boston Properties Inc.	10,084	1,374,348
CBRE Group Inc. Class A (b)	19,416	543,260
Crown Castle International Corp.	22,284	2,099,376
Digital Realty Trust Inc.	9,639	936,140
Equinix Inc.	4,705	1,694,976
Equity Residential	24,188	1,556,014
Essex Property Trust Inc.	4,308	959,392
Extra Space Storage Inc.	8,199	651,083
Federal Realty Investment Trust	4,718	726,242
General Growth Properties Inc.	38,222	1,054,927
HCP Inc.	30,967	1,175,198
Host Hotels & Resorts Inc.	49,437	769,734
Iron Mountain Inc.	16,035	601,794
Kimco Realty Corp.	27,902	807,763
Macerich Co., The	7,985	645,747
Prologis Inc.	34,895	1,868,278
Public Storage	9,869	2,202,169
Realty Income Corp.	17,025	1,139,483
Simon Property Group Inc.	20,802	4,306,222
SL Green Realty Corp.	6,593	712,703
UDR Inc.	17,327	623,599
Ventas Inc.	23,253	1,642,359
Vornado Realty Trust	11,372	1,150,960
Welltower Inc.	23,671	1,769,881
Weyerhaeuser Co.	49,489	1,580,679

		37,859,367

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (2.54%)
AT&T Inc.	407,144	$16,534,119
CenturyLink Inc.	35,847	983,283
Frontier Communications Corp.	76,483	318,169
Level 3 Communications Inc. (b)	19,273	893,882
Verizon Communications Inc.	269,728	14,020,461

		32,749,914

Utilities (3.15%)
AES Corp., The	43,622	560,541
Alliant Energy Corp.	14,983	573,999
Ameren Corp.	15,960	784,913
American Electric Power Company Inc.	32,562	2,090,806
American Water Works Co. Inc.	11,732	878,023
CenterPoint Energy Inc.	28,694	666,562
CMS Energy Corp.	18,213	765,128
Consolidated Edison Inc.	20,153	1,517,521
Dominion Resources Inc.	41,425	3,076,635
DTE Energy Co.	11,809	1,106,149
Duke Energy Corp.	45,572	3,647,583
Edison International	21,428	1,548,173
Entergy Corp.	11,767	902,882
Eversource Energy	20,847	1,129,490
Exelon Corp.	61,075	2,033,187
FirstEnergy Corp.	27,840	920,947
NextEra Energy Inc.	30,915	3,781,523
NiSource Inc.	21,323	514,098
NRG Energy Inc.	20,175	226,162
PG&E Corp.	32,871	2,010,719
Pinnacle West Capital Corp.	7,461	566,961
PPL Corp.	44,902	1,552,262
Public Service Enterprise Group Inc.	33,279	1,393,392
SCANA Corp.	9,482	686,212
Sempra Energy	16,530	1,771,851
Southern Co.	64,779	3,323,163
WEC Energy Group Inc.	20,720	1,240,714
Xcel Energy Inc.	33,351	1,372,060

		40,641,656

Total Common Stocks
(cost $739,950,354)		1,240,058,084

See accompanying notes to schedules of investments.	13

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Short-term Investments (3.90%)
State Street Institutional U.S. Government Money Market Fund Premier Class	50,334,952	$50,334,952

Total Short-term Investments
(cost $50,334,952)		50,334,952

TOTAL INVESTMENTS (99.93%)
(cost $790,285,306)		1,290,393,036
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.07%)		881,265

NET ASSETS (100.00%)		$1,291,274,301

(a)	At September 30, 2016, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

(b)	Non-income producing security.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	477	December 2016	$51,875,679	$51,525,540	($350,139)

14	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (98.32%)
Consumer Discretionary (12.45%)
1-800-FLOWERS.COM Inc. (a)	6,934	$63,584
Aaron’s Inc.	17,516	445,257
Abercrombie & Fitch Co. Class A	18,048	286,783
AMC Entertainment Holdings Inc. Class A	5,717	177,742
American Axle & Manufacturing Holdings Inc. (a)	20,496	352,941
American Eagle Outfitters Inc.	43,717	780,786
American Public Education Inc. (a)	3,946	78,170
America’s Car-Mart Inc. (a)	2,000	72,780
Apollo Education Group Inc. (a)	22,227	176,705
Arctic Cat Inc.	3,269	50,637
Asbury Automotive Group Inc. (a)	5,217	290,430
Ascena Retail Group Inc. (a)	44,720	249,985
Ascent Capital Group LLC Class A (a)	2,627	60,868
Barnes & Noble Education Inc. (a)	10,293	98,504
Barnes & Noble Inc.	16,215	183,230
Bassett Furniture Industries Inc.	2,600	60,450
Beazer Homes USA Inc. (a)	8,543	99,611
Belmond Ltd. Class A (a)	22,685	288,326
Big 5 Sporting Goods Corp.	4,819	65,635
Big Lots Inc.	11,671	557,290
Biglari Holdings Inc. (a)	285	124,266
BJ’s Restaurants Inc. (a)	6,068	215,717
Bloomin’ Brands Inc.	30,218	520,958
Blue Nile Inc.	2,956	101,746
Bob Evans Farms Inc.	5,187	198,662
Bojangles’ Inc. (a)	2,499	39,884
Boot Barn Holdings Inc (a)	3,780	43,016
Boyd Gaming Corp. (a)	22,086	436,861
Bridgepoint Education Inc. (a)	4,363	29,974
Bright Horizons Family Solutions Inc. (a)	11,573	774,118
Buckle Inc., The	7,478	179,696
Buffalo Wild Wings Inc. (a)	4,920	692,441
Build-A-Bear Workshop Inc. (a)	3,700	38,332
Caesars Acquisition Co. Class A (a)	12,807	159,063
Caesars Entertainment Corp. (a)	15,006	111,795
Caleres Inc.	11,369	287,522
Callaway Golf Co.	24,126	280,103
Cambium Learning Group Inc. (a)	3,100	16,833
Capella Education Co.	3,005	174,410
Career Education Corp. (a)	16,995	115,396
Carmike Cinemas Inc. (a)	6,378	208,497
Carriage Services Inc.	4,438	104,959
Carrols Restaurant Group Inc. (a)	8,700	114,927
Cato Corp. Class A	6,644	218,521
Cavco Industries Inc. (a)	2,242	222,070
Central European Media Enterprises Ltd. Class A (a)	19,051	44,008
Century Casinos Inc. (a)	7,220	49,890
Century Communities Inc. (a)	4,485	96,472
Cheesecake Factory Inc., The	11,967	599,068
Chegg Inc. (a)	21,363	151,464
Chico’s FAS Inc.	34,333	408,563
Children’s Place Inc., The	4,851	387,449
Churchill Downs Inc.	3,593	525,836
Chuy’s Holdings Inc. (a)	4,277	119,499

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Citi Trends Inc.	3,800	$75,734
ClubCorp Holdings Inc.	17,241	249,477
Collectors Universe Inc.	2,144	39,728
Columbia Sportswear Co.	6,991	396,669
Conn’s Inc. (a)	5,889	60,774
Container Store Group Inc., The (a)	3,526	17,701
Cooper Tire & Rubber Co.	14,573	554,065
Cooper-Standard Holding Inc. (a)	3,865	381,862
Core-Mark Holding Company Inc.	12,073	432,213
Cracker Barrel Old Country Store Inc.	5,029	664,934
Crocs Inc. (a)	19,093	158,472
CSS Industries Inc.	2,418	61,852
Culp Inc.	2,899	86,303
Daily Journal Corp. (a)	305	66,795
Dana Inc.	39,376	613,872
Dave & Buster’s Entertainment Inc. (a)	10,062	394,229
Deckers Outdoor Corp. (a)	8,463	503,972
Del Frisco’s Restaurant Group Inc. (a)	5,863	78,975
Del Taco Restaurants Inc. (a)	5,933	70,721
Delta Apparel Inc. (a)	1,816	29,891
Denny’s Corp. (a)	20,125	215,136
Destination XL Group Inc. (a)	10,167	44,023
DeVry Education Group Inc.	16,588	382,519
DineEquity Inc.	4,771	377,815
Dorman Products Inc. (a)	6,866	438,737
Drew Industries Inc.	6,244	612,037
DSW Inc. Class A	17,824	365,036
Duluth Holdings Inc. (a)	2,470	65,480
E.W. Scripps Co. Class A, The (a)	15,360	244,224
El Pollo Loco Holdings Inc. (a)	5,328	67,080
Eldorado Resorts Inc. (a)	8,082	113,633
Empire Resorts Inc. (a)	740	14,978
Entercom Communications Corp. Class A	6,669	86,297
Entravision Communications Corp. Class A	16,849	128,558
Eros International PLC (a)	7,540	115,513
Escalade Inc.	2,500	31,900
Ethan Allen Interiors Inc.	6,422	200,816
Etsy Inc. (a)	27,875	398,055
Express Inc. (a)	19,914	234,786
Federal-Mogul Holdings Corp. (a)	8,206	78,860
Fiesta Restaurant Group Inc. (a)	6,800	163,200
Finish Line Inc. Class A, The	10,881	251,133
Five Below Inc. (a)	14,117	568,774
Flexsteel Industries Inc.	1,720	88,958
Fogo De Chao Inc. (a)	1,224	12,938
Fossil Group Inc. (a)	11,188	310,691
Fox Factory Holding Corp. (a)	5,725	131,503
Francesca’s Holdings Corp. (a)	9,102	140,444
Fred’s Inc. Class A	9,340	84,620
FTD Companies Inc. (a)	4,651	95,671
Gaia Inc. (a)	901	6,487
Gannett Co. Inc.	31,287	364,181
Genesco Inc. (a)	5,368	292,341
Gentherm Inc. (a)	9,450	296,919
G-III Apparel Group Ltd. (a)	11,135	324,585

See accompanying notes to schedules of investments.	15

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Global Eagle Entertainment Inc. (a)	12,014	$99,836
GNC Holdings Inc. Class A	18,241	372,481
Golden Entertainment Inc.	2,854	35,589
GoPro Inc. Class A (a)	26,911	448,875
Grand Canyon Education Inc. (a)	11,926	481,691
Gray Television Inc. (a)	16,773	173,768
Green Brick Partners Inc. (a)	6,407	52,922
Group 1 Automotive Inc.	5,424	346,485
Guess? Inc.	16,217	236,930
Habit Restaurants Inc., The Class A (a)	3,467	48,538
Haverty Furniture Companies Inc.	5,035	100,901
Helen of Troy Ltd. (a)	7,394	637,141
Hemisphere Media Group Inc. (a)	1,840	23,460
Hibbett Sports Inc. (a)	5,976	238,442
Hooker Furniture Corp.	2,963	72,564
Horizon Global Corp. (a)	4,946	98,574
Houghton Mifflin Harcourt Co. (a)	32,987	442,356
Hovnanian Enterprises Inc. Class A (a)	29,924	50,572
HSN Inc.	8,200	326,360
Iconix Brand Group Inc. (a)	11,267	91,488
IMAX Corp. (a)	15,525	449,759
Installed Building Products Inc. (a)	5,231	187,636
International Speedway Corp. Class A	6,834	228,392
Interval Leisure Group Inc.	29,820	512,009
Intrawest Resorts Holdings Inc. (a)	4,385	71,125
iRobot Corp. (a)	6,964	306,277
Isle of Capri Casinos Inc. (a)	6,966	155,202
J. Alexander’s Holdings Inc. (a)	3,368	34,118
Jack in the Box Inc.	8,566	821,822
JAKKS Pacific Inc. (a)	4,527	39,113
Jamba Inc. (a)	3,395	37,073
Johnson Outdoors Inc. Class A	1,230	44,735
K12 Inc. (a)	9,299	133,441
KB Home	21,848	352,190
Kirkland’s Inc. (a)	3,634	44,262
Kona Grill Inc. (a)	2,000	25,140
La Quinta Holdings Inc. (a)	23,353	261,087
Lands’ End Inc. (a)	4,100	59,450
La-Z-Boy Inc.	12,945	317,929
LGI Homes Inc. (a)	4,098	150,970
Libbey Inc.	5,817	103,833
Liberty Braves Group Class A (a)	2,235	39,001
Liberty Braves Group Class C (a)	7,999	139,023
Liberty Media Group Class A (a)	6,178	177,000
Liberty Media Group Class C (a)	11,967	336,751
Liberty Tax Inc.	1,400	17,892
Liberty TripAdvisor Holdings Inc. Class A (a)	19,360	423,016
LifeLock Inc. (a)	22,630	382,900
Lifetime Brands Inc.	2,981	40,124
Lindblad Expeditions Holdings Inc. (a)	3,704	33,336
Lithia Motors Inc. Class A	6,279	599,770
Loral Space & Communications Inc. (a)	3,400	132,974
Luby’s Inc. (a)	5,188	22,257
Lumber Liquidators Holdings Inc. (a)	7,074	139,146
M.D.C. Holdings Inc.	10,437	269,275
M/I Homes Inc. (a)	6,337	149,363

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Malibu Boats Inc. Class A (a)	4,996	$74,440
Marcus Corp., The	4,843	121,269
Marine Products Corp.	2,692	24,147
MarineMax Inc. (a)	6,231	130,539
Marriott Vacations Worldwide Corp.	5,955	436,621
MCBC Holdings Inc.	1,695	19,323
MDC Partners Inc. Class A	13,337	142,973
Media General Inc. (a)	28,831	531,355
Meredith Corp.	9,959	517,768
Meritage Homes Corp. (a)	10,101	350,505
Metaldyne Performance Group Inc.	3,865	61,260
Modine Manufacturing Co. (a)	12,520	148,487
Monarch Casino & Resort Inc. (a)	3,182	80,091
Monro Muffler Brake Inc.	8,160	499,147
Motorcar Parts of America Inc. (a)	4,777	137,482
Movado Group Inc.	4,139	88,906
MSG Networks Inc. Class A (a)	15,911	296,104
NACCO Industries Inc. Class A	1,148	78,018
Nathan’s Famous Inc. (a)	743	39,041
National CineMedia Inc.	16,227	238,861
Nautilus Inc. (a)	8,074	183,441
New Home Company Inc., The (a)	3,241	34,581
New Media Investment Group Inc.	10,213	158,302
New York Times Co. Class A, The	32,519	388,602
Nexstar Broadcasting Group Inc. Class A	7,918	456,948
Noodles & Company (a)	3,429	16,322
NutriSystem Inc.	7,658	227,366
Office Depot Inc.	146,540	523,148
Ollie’s Bargain Outlet Holdings Inc. (a)	5,292	138,703
Overstock.com Inc. (a)	3,406	52,180
Oxford Industries Inc.	3,925	265,722
Papa John’s International Inc.	7,183	566,380
Party City Holdco Inc. (a)	6,917	118,419
Penn National Gaming Inc. (a)	20,474	277,832
Performance Sports Group Ltd. (a)	12,350	50,141
Perry Ellis International Inc. (a)	3,140	60,539
PetMed Express Inc.	5,100	103,428
Pier 1 Imports Inc.	20,346	86,267
Pinnacle Entertainment Inc. (a)	15,203	187,605
Planet Fitness Inc. Class A (a)	4,683	93,988
Popeyes Louisiana Kitchen Inc. (a)	5,684	302,048
Potbelly Corp. (a)	6,054	75,251
Radio One Inc. Class D (a)	5,586	16,926
Reading International Inc. Class A (a)	4,300	57,405
Red Lion Hotels Corp. (a)	4,827	40,257
Red Robin Gourmet Burgers Inc. (a)	3,574	160,616
Red Rock Resorts Inc. Class A	8,440	199,100
Regis Corp. (a)	9,892	124,145
Rent-A-Center Inc.	13,528	170,994
Restoration Hardware Holdings Inc. (a)	10,322	356,935
Ruby Tuesday Inc. (a)	16,211	40,528
Ruth’s Hospitality Group Inc.	8,238	116,321
Saga Communications Inc. Class A	896	40,625
Salem Media Group Inc.	2,419	14,224
Scholastic Corp.	7,075	278,472
Scientific Games Corp. Class A (a)	14,008	157,870

16	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Sears Holdings Corp. (a)	2,769	$31,733
Sears Hometown and Outlet Stores Inc. (a)	2,581	12,724
SeaWorld Entertainment Inc.	17,897	241,252
Select Comfort Corp. (a)	12,006	259,330
Sequential Brands Group Inc. (a)	11,050	88,400
Shake Shack Inc. Class A (a)	4,063	140,864
Shoe Carnival Inc.	3,825	101,974
Shutterfly Inc. (a)	9,044	403,724
Sinclair Broadcast Group Inc. Class A	17,612	508,635
Smith & Wesson Holding Corp. (a)	14,518	386,034
Sonic Automotive Inc.	7,482	140,662
Sonic Corp.	12,329	322,773
Sotheby’s	13,050	496,161
Spartan Motors Inc.	8,811	84,409
Speedway Motorsports Inc.	2,854	50,972
Sportsman’s Warehouse Holdings Inc. (a)	6,846	72,020
Stage Stores Inc.	5,975	33,520
Standard Motor Products Inc.	5,486	262,011
Stein Mart Inc.	8,247	52,368
Steven Madden Ltd. (a)	16,288	562,913
Stoneridge Inc. (a)	7,200	132,480
Strattec Security Corp.	900	31,770
Strayer Education Inc. (a)	2,720	126,970
Sturm, Ruger & Company Inc.	4,838	279,443
Superior Industries International Inc.	6,389	186,303
Superior Uniform Group Inc.	2,227	44,072
Tailored Brands Inc.	13,137	206,251
Taylor Morrison Home Corp. Class A (a)	8,286	145,834
Tenneco Inc. (a)	14,858	865,776
Texas Roadhouse Inc. Class A	17,398	679,044
Tile Shop Holdings Inc., The (a)	8,423	139,401
Tilly’s Inc. Class A (a)	3,717	34,903
Time Inc.	26,568	384,705
TopBuild Corp. (a)	10,080	334,656
Tower International Inc.	5,395	130,020
Townsquare Media Inc. (a)	2,368	22,117
TRI Pointe Group Inc. (a)	39,284	517,763
tronc Inc.	7,012	118,363
Tuesday Morning Corp. (a)	11,941	71,407
UCP Inc. Class A (a)	2,313	20,378
Unifi Inc. (a)	4,115	121,104
Unique Fabricating Inc.	1,586	19,413
Universal Electronics Inc. (a)	3,738	278,331
Vera Bradley Inc. (a)	5,547	84,037
Vince Holding Corp. (a)	5,045	28,454
Vitamin Shoppe Inc. (a)	6,309	169,397
Wayfair Inc. Class A (a)	8,379	329,881
WCI Communities Inc. (a)	5,845	138,643
Weight Watchers International Inc. (a)	7,437	76,750
West Marine Inc. (a)	4,800	39,696
Weyco Group Inc.	1,700	45,679
William Lyon Homes Class A (a)	6,345	117,700
Wingstop Inc.	4,061	118,987
Winmark Corp.	663	69,960

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Winnebago Industries Inc.	6,719	$158,367
Wolverine World Wide Inc.	25,561	588,670
Workhorse Group Inc. (a)	2,593	18,773
World Wrestling Entertainment Inc.	9,212	196,216
Zagg Inc. (a)	7,200	58,320
Zoe’s Kitchen Inc. (a)	5,000	110,950
Zumiez Inc. (a)	4,699	84,582

		57,870,274

Consumer Staples (2.96%)
AdvancePierre Foods Holdings Inc.	5,658	155,937
Alico Inc.	885	23,771
Alliance One International Inc. (a)	2,052	39,234
Amplify Snack Brands Inc. (a)	7,639	123,752
Andersons Inc., The	7,263	262,775
Avon Products Inc.	115,777	655,298
B&G Foods Inc. Class A	17,217	846,732
Boston Beer Co. Inc. (a)	2,357	365,948
Calavo Growers Inc.	4,005	262,047
Cal-Maine Foods Inc.	8,107	312,444
Central Garden & Pet Co. (a)	2,487	64,662
Central Garden & Pet Co. Class A (a)	8,826	218,885
Chefs’ Warehouse Inc., The (a)	4,800	53,472
Coca-Cola Bottling Co. Consolidated	1,217	180,311
Craft Brew Alliance Inc. (a)	3,416	64,323
Darling Ingredients Inc. (a)	43,485	587,482
Dean Foods Co.	23,803	390,369
Farmer Brothers Co. (a)	2,031	72,202
Fresh Del Monte Produce Inc.	8,509	509,689
Freshpet Inc. (a)	5,899	51,026
HRG Group Inc. (a)	31,357	492,305
Ingles Markets Inc. Class A	3,588	141,870
Inter Parfums Inc.	4,504	145,344
Inventure Foods Inc. (a)	5,600	52,640
J&J Snack Foods Corp.	3,946	470,048
John B. Sanfilippo & Son Inc.	2,288	117,443
Lancaster Colony Corp.	4,912	648,826
Landec Corp. (a)	6,700	89,847
Lifevantage Corp. (a)	3,381	31,984
Lifeway Foods Inc. (a)	1,100	18,634
Limoneira Co.	2,967	56,076
Medifast Inc.	2,760	104,300
MGP Ingredients Inc.	3,195	129,461
National Beverage Corp. (a)	3,029	133,427
Natural Grocers by Vitamin Cottage Inc. (a)	2,202	24,574
Natural Health Trends Corp.	1,900	53,694
Nature’s Sunshine Products Inc.	989	15,824
Nutraceutical International Corp. (a)	2,401	75,007
Oil-Dri Corporation of America	1,200	45,168
Omega Protein Corp. (a)	5,580	130,405
Orchids Paper Products Co.	2,400	65,352
Performance Food Group Co. (a)	9,776	242,445
PriceSmart Inc.	5,256	440,243
Primo Water Corp. (a)	5,225	63,379
Revlon Inc. Class A (a)	3,254	119,682

See accompanying notes to schedules of investments.	17

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Sanderson Farms Inc.	5,235	$504,288
Seaboard Corp. (a)	72	247,680
Seneca Foods Corp. Class A (a)	1,805	50,973
Smart & Final Stores Inc. (a)	5,816	74,270
Snyder’s-Lance Inc.	21,159	710,519
SpartanNash Co.	9,666	279,541
SUPERVALU Inc. (a)	70,919	353,886
Synutra International Inc. (a)	5,900	25,134
Tootsie Roll Industries Inc.	4,520	166,472
Turning Point Brands Inc. (a)	1,571	18,883
United Natural Foods Inc. (a)	13,155	526,726
Universal Corp.	5,788	336,977
USANA Health Sciences Inc. (a)	1,373	189,955
Vector Group Ltd.	24,179	520,582
Village Super Market Inc. Class A	1,928	61,715
WD-40 Co.	3,650	410,370
Weis Markets Inc.	2,444	129,532

		13,755,840

Energy (3.20%)
Abraxas Petroleum Corp. (a)	31,032	52,444
Adams Resources & Energy Inc.	500	19,660
Alon USA Energy Inc.	8,966	72,266
Archrock Inc.	18,345	239,953
Ardmore Shipping Corp.	8,572	60,347
Atwood Oceanics Inc.	15,983	138,892
Bill Barrett Corp. (a)	12,674	70,467
Bristow Group Inc.	8,823	123,698
California Resources Corp.	8,126	101,575
Callon Petroleum Co. (a)	37,733	592,408
CARBO Ceramics Inc.	5,000	54,700
Carrizo Oil & Gas Inc. (a)	14,741	598,779
Clayton Williams Energy Inc. (a)	1,584	135,337
Clean Energy Fuels Corp. (a)	22,691	101,429
Cobalt International Energy Inc. (a)	105,175	130,417
Contango Oil & Gas Co. (a)	6,309	64,478
CVR Energy Inc.	4,026	55,438
Dawson Geophysical Co. (a)	4,944	37,723
Delek US Holdings Inc.	15,927	275,378
Denbury Resources Inc. (a)	93,842	303,110
DHT Holdings Inc.	23,400	98,046
Dorian LPG Ltd. (a)	7,309	43,854
Earthstone Energy Inc. (a)	600	5,160
Eclipse Resources Corp. (a)	16,209	53,328
EP Energy Corp. Class A (a)	9,811	42,972
Era Group Inc. (a)	5,000	40,250
Erin Energy Corp. (a)	3,300	7,755
Evolution Petroleum Corp.	6,708	42,126
EXCO Resources Inc. (a)	37,550	40,178
Exterran Corp. (a)	8,198	128,545
Fairmount Santrol Holdings Inc. (a)	20,807	176,443
Forum Energy Technologies Inc. (a)	15,567	309,161
Frontline Ltd.	16,850	120,814
GasLog Ltd.	10,809	157,271
Gener8 Maritime Inc. (a)	10,340	52,941
Geospace Technologies Corp. (a)	3,300	64,284
Golar LNG Ltd.	23,579	499,875

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Green Plains Inc.	9,600	$251,520
Helix Energy Solutions Group Inc. (a)	26,051	211,795
Hornbeck Offshore Services Inc. (a)	8,529	46,910
Independence Contract Drilling Inc. (a)	7,450	39,112
Isramco Inc. (a)	222	18,515
Jones Energy Inc. Class A (a)	18,047	64,247
Matador Resources Co. (a)	21,935	533,898
Matrix Service Co. (a)	6,700	125,692
McDermott International Inc. (a)	62,861	314,934
Natural Gas Services Group (a)	3,100	76,229
Navios Maritime Acquisition Corp.	20,400	27,540
Newpark Resources Inc. (a)	20,957	154,244
Nordic American Tankers Ltd.	22,354	225,999
Northern Oil and Gas Inc. (a)	12,308	32,985
Oasis Petroleum Inc. (a)	47,234	541,774
Oil States International Inc. (a)	13,314	420,323
Overseas Shipholding Group Inc. Class A	10,678	112,866
Pacific Ethanol Inc. (a)	7,735	53,449
Panhandle Oil & Gas Inc.	4,126	72,329
Par Pacific Holdings Inc. (a)	8,058	105,399
Parker Drilling Co. (a)	29,921	64,929
PDC Energy Inc. (a)	14,388	964,859
PHI Inc. (a)	3,200	58,144
Pioneer Energy Services Corp. (a)	15,464	62,475
Renewable Energy Group Inc. (a)	10,483	88,791
REX American Resources Corp. (a)	1,511	128,072
RigNet Inc. (a)	3,601	54,447
Ring Energy Inc. (a)	9,229	101,058
RSP Permian Inc. (a)	20,680	801,970
Sanchez Energy Corp. (a)	12,950	114,478
Scorpio Tankers Inc.	42,868	198,479
SEACOR Holdings Inc. (a)	4,234	251,881
Seadrill Ltd. (a)	102,489	242,899
SemGroup Corp. Class A	13,918	492,140
Ship Finance International Ltd.	15,661	230,687
Synergy Resources Corp. (a)	48,570	336,590
Teekay Corp.	13,678	105,457
Teekay Tankers Ltd. Class A	30,119	76,201
Tesco Corp.	12,896	105,231
TETRA Technologies Inc. (a)	24,359	148,833
Tidewater Inc.	11,400	32,148
Unit Corp. (a)	13,454	250,244
US Silica Holdings Inc.	16,870	785,467
W&T Offshore Inc. (a)	8,600	15,136
Western Refining Inc.	21,310	563,863
Westmoreland Coal Co. (a)	5,534	49,031
Willbros Group Inc. (a)	10,092	18,973

		14,883,745

Financials (17.19%)
1st Source Corp.	4,179	149,169
Access National Corp.	2,111	50,453
ACNB Corp.	1,429	37,983
AG Mortgage Investment Trust Inc.	8,183	128,882
Allegiance Bancshares Inc. (a)	2,812	75,924
Altisource Residential Corp.	13,568	147,891

18	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Ambac Financial Group Inc. (a)	2,003	$36,835
American Capital Mortgage Investment Corp.	12,697	218,261
American Equity Investment Life Holding Co.	21,333	378,234
American National Bankshares Inc.	2,300	64,285
Ameris Bancorp	8,794	307,350
Amerisafe Inc.	5,066	297,779
Ames National Corp.	2,200	60,852
Anworth Mortgage Asset Corp.	26,288	129,337
Apollo Commercial Real Estate Finance Inc.	19,570	320,361
Ares Commercial Real Estate Corp.	8,036	101,254
Argo Group International Holdings Ltd.	7,710	434,998
ARMOUR Residential REIT Inc.	10,049	226,504
Arrow Financial Corp.	3,015	98,976
Associated Capital Group Inc. Class A	1,310	46,453
Astoria Financial Corp.	24,655	359,963
Atlantic Capital Bankshares Inc. (a)	4,401	65,927
Atlas Financial Holdings Inc. (a)	3,603	56,819
B. Riley Financial Inc.	2,170	28,991
Baldwin & Lyons Inc.	2,928	75,045
Banc of California Inc.	12,750	222,615
BancFirst Corp.	2,022	146,615
Banco Latinoamericano de Comercio Exterior SA	8,017	225,919
Bancorp Inc., The (a)	10,123	64,990
BancorpSouth Inc.	22,852	530,166
Bank Mutual Corp.	10,781	82,798
Bank of Marin Bancorp	1,500	74,595
Bank of the Ozarks Inc.	23,266	893,414
BankFinancial Corp.	4,403	55,918
Bankwell Financial Group Inc.	1,510	35,772
Banner Corp.	8,027	351,101
Bar Harbor Bankshares	1,645	60,404
BBX Capital Corp. Class A (a)	600	12,378
Bear State Financial Inc.	4,489	41,254
Beneficial Bancorp Inc.	18,744	275,724
Berkshire Hills Bancorp Inc.	7,978	221,070
BGC Partners Inc. Class A	57,965	507,194
Blue Capital Reinsurance Holdings Ltd.	1,924	35,248
Blue Hills Bancorp Inc.	6,514	97,840
BNC Bancorp	10,739	261,172
BofI Holding Inc. (a)	15,999	358,378
Boston Private Financial Holdings Inc.	21,890	280,849
Bridge Bancorp Inc.	4,308	123,166
Brookline Bancorp Inc.	18,709	228,063
Bryn Mawr Bank Corp.	4,460	142,675
BSB Bancorp Inc. (a)	2,276	53,327
C&F Financial Corp.	801	34,507
Calamos Asset Management Inc. Class A	4,179	28,501
California First National Bancorp	616	8,599
Camden National Corp.	2,626	125,365
Capital Bank Financial Corp. Class A	5,335	171,307

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Capital City Bank Group Inc.	2,998	$44,280
Capitol Federal Financial Inc.	33,660	473,596
Capstead Mortgage Corp.	26,454	249,461
Cardinal Financial Corp.	8,200	213,938
Carolina Financial Corp.	2,531	56,543
Cascade Bancorp (a)	8,842	53,583
Cathay General Bancorp	19,580	602,672
Centerstate Banks Inc.	12,076	214,107
Central Pacific Financial Corp.	7,740	194,971
Central Valley Community Bancorp	2,044	32,418
Century Bancorp Inc. Class A	809	36,664
Charter Financial Corp.	3,605	46,432
Chemical Financial Corp.	17,272	762,213
Chemung Financial Corp.	727	21,076
Citizens & Northern Corp.	3,100	68,107
Citizens Inc. (a)	12,300	115,128
City Holding Co.	3,868	194,522
Clifton Bancorp Inc.	5,958	91,098
CNB Financial Corp.	3,800	80,408
CNO Financial Group Inc.	46,634	712,101
CoBiz Financial Inc.	9,274	123,437
Codorus Valley Bancorp Inc.	1,950	42,666
Cohen & Steers Inc.	5,464	233,586
Colony Capital Inc. Class A	29,466	537,165
Columbia Banking System Inc.	15,319	501,238
Community Bank System Inc.	11,322	544,701
Community Trust Bancorp Inc.	3,835	142,317
CommunityOne Bancorp (a)	6,971	96,479
ConnectOne Bancorp Inc.	7,782	140,543
County Bancorp Inc.	1,115	22,311
Cowen Group Inc. Class A (a)	26,538	96,333
Crawford & Co. Class B	3,088	35,049
CU Bancorp (a)	4,470	101,961
Customers Bancorp Inc. (a)	6,755	169,956
CVB Financial Corp.	26,698	470,152
CYS Investments Inc.	41,356	360,624
Diamond Hill Investment Group	821	151,713
Dime Community Bancshares	8,722	146,181
Donegal Group Inc.	2,961	47,702
Dynex Capital Inc.	13,301	98,693
Eagle Bancorp Inc. (a)	8,129	401,004
eHealth Inc. (a)	4,584	51,387
EMC Insurance Group Inc.	2,447	65,898
Employers Holdings Inc.	8,000	238,640
Encore Capital Group Inc. (a)	6,248	140,455
Enova International Inc. (a)	7,567	73,249
Enstar Group Ltd. (a)	3,070	504,923
Enterprise Bancorp Inc.	2,125	59,500
Enterprise Financial Services Corp.	5,076	158,625
Equity Bancshares Inc. Class A (a)	1,319	34,215
ESSA Bancorp Inc.	2,248	31,090
Essent Group Ltd. (a)	19,864	528,581
EverBank Financial Corp.	27,397	530,406
Evercore Partners Inc. Class A	10,209	525,866
EZCORP Inc. Class A (a)	13,652	150,991
F.N.B. Corp.	55,313	680,350
Farmers Capital Bank Corp.	1,800	53,352

See accompanying notes to schedules of investments.	19

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Farmers National Banc Corp.	5,842	$62,977
FBL Financial Group Inc. Class A	2,832	181,163
FBR & Co.	1,691	22,389
FCB Financial Holdings Inc. Class A (a)	8,033	308,708
Federal Agricultural Mortgage Corp. Class C	2,347	92,706
Federated National Holding Co.	3,558	66,499
Fidelity & Guaranty Life	3,806	88,261
Fidelity Southern Corp.	5,265	96,823
Fifth Street Asset Management Inc.	1,502	8,276
Financial Engines Inc.	13,879	412,345
Financial Institutions Inc.	3,700	100,307
First BanCorp (a)	32,161	167,237
First Bancorp (North Carolina)	4,903	97,030
First Bancorp Inc.	2,862	68,602
First Busey Corp.	7,967	180,054
First Business Financial Services Inc.	2,000	47,000
First Citizens BancShares Inc. Class A	2,011	591,013
First Commonwealth Financial Corp.	23,684	238,972
First Community Bancshares Inc.	4,032	99,994
First Community Financial Partners Inc. (a)	3,236	30,807
First Connecticut Bancorp Inc.	4,094	72,832
First Defiance Financial Corp.	2,394	106,868
First Financial Bancorp	15,980	349,003
First Financial Bankshares Inc.	16,742	610,078
First Financial Corp. Indiana	2,566	104,385
First Financial Northwest Inc.	2,146	30,409
First Foundation Inc. (a)	3,527	87,011
First Internet Bancorp	1,311	30,271
First Interstate BancSystem Inc.	5,057	159,346
First Merchants Corp.	10,573	282,828
First Mid-Illinois Bancshares Inc.	2,421	65,996
First Midwest Bancorp Inc.	21,334	413,026
First NBC Bank Holding Co. (a)	4,209	39,733
First Northwest Bancorp (a)	2,932	39,553
First of Long Island Corp., The	3,647	120,898
FirstCash Inc.	12,595	592,973
Flagstar Bancorp Inc. (a)	5,670	157,342
Flushing Financial Corp.	7,492	177,710
FNFV Group (a)	17,525	218,712
Franklin Financial Network Inc. (a)	2,387	89,274
Fulton Financial Corp.	45,189	656,144
Gain Capital Holdings Inc.	9,344	57,746
GAMCO Investors Inc.	1,355	38,577
Genworth Financial Inc. Class A (a)	98,431	488,218
German American Bancorp Inc.	3,755	146,182
Glacier Bancorp Inc.	20,016	570,856
Global Indemnity PLC (a)	2,548	75,676
Great Ajax Corp.	4,893	66,789
Great Southern Bancorp Inc.	2,713	110,419
Great Western Bancorp Inc.	15,490	516,127
Green Bancorp Inc. (a)	5,117	55,929
Green Dot Corp. Class A (a)	11,109	256,174
Greene County Bancorp Inc.	553	9,219
Greenhill & Co. Inc.	7,135	168,172
Greenlight Capital Re Ltd. Class A (a)	7,873	160,924

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Guaranty Bancorp	3,860	$68,901
Hallmark Financial Services Inc. (a)	4,391	45,183
Hancock Holding Co.	19,577	634,882
Hanmi Financial Corp.	8,220	216,515
Hannon Armstrong Sustainable Infrastructure Capital Inc.	11,114	259,734
HarborOne Bancorp Inc. (a)	3,823	60,250
HCI Group Inc.	2,613	79,331
Heartland Financial USA Inc.	5,666	204,373
Hennessy Advisors Inc.	756	26,815
Heritage Commerce Corp.	6,233	68,189
Heritage Financial Corp.	7,557	135,648
Heritage Insurance Holdings Inc.	7,334	105,683
Heritage Oaks Bancorp	6,200	50,840
Hilltop Holdings Inc. (a)	20,033	449,941
Hingham Institution for Savings	380	52,630
Home Bancorp Inc.	1,446	40,488
Home Bancshares Inc.	31,729	660,280
HomeStreet Inc. (a)	6,655	166,774
HomeTrust Bancshares Inc. (a)	4,660	86,210
Hope Bancorp Inc.	33,739	586,046
Horace Mann Educators Corp.	10,780	395,087
Horizon Bancorp	3,590	105,474
Houlihan Lokey Inc.	3,210	80,410
IBERIABANK Corp.	10,791	724,292
Impac Mortgage Holdings Inc. (a)	2,776	36,615
Independence Holding Co.	1,974	33,913
Independent Bank Corp.	6,770	366,189
Independent Bank Corp. (Michigan)	5,123	86,220
Independent Bank Group Inc.	2,848	125,796
Infinity Property & Casualty Corp.	2,975	245,824
International Bancshares Corp.	14,479	431,185
INTL FCStone Inc. (a)	3,927	152,564
Invesco Mortgage Capital	30,436	463,540
Investment Technology Group Inc.	8,661	148,450
Investors Bancorp Inc.	78,131	938,353
Investors Title Co.	440	43,780
iStar Inc. (a)	19,107	205,018
James River Group Holdings Ltd.	3,842	139,080
Janus Capital Group Inc.	38,254	535,939
KCG Holdings Inc. Class A (a)	13,853	215,137
Kearny Financial Corp.	24,202	329,389
Kemper Corp.	10,537	414,315
Ladder Capital Corp.	10,278	136,081
Ladenburg Thalmann Financial Services Inc. (a)	25,430	58,743
Lake Sunapee Bank Group	2,021	36,519
Lakeland Bancorp Inc.	9,822	137,901
Lakeland Financial Corp.	6,198	219,533
LCNB Corp.	2,051	37,369
LegacyTexas Financial Group Inc.	11,541	365,042
LendingClub Corp. (a)	87,394	540,095
LendingTree Inc. (a)	1,633	158,254
Live Oak Bancshares Inc.	4,932	71,119
Macatawa Bank Corp.	6,118	48,883
Maiden Holdings Ltd.	15,879	201,505
MainSource Financial Group Inc.	5,946	148,353

20	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Manning & Napier Inc.	3,806	$26,985
Marlin Business Services Corp.	2,159	41,841
MB Financial Inc.	19,235	731,699
MBIA Inc. (a)	34,720	270,469
MBT Financial Corp.	4,156	37,612
Medley Management Inc. Class A	1,502	12,632
Mercantile Bank Corp.	4,257	114,300
Merchants Bancshares Inc.	1,308	42,366
Meridian Bancorp Inc.	12,957	201,740
Meta Financial Group Inc.	2,170	131,524
MGIC Investment Corp. (a)	90,065	720,520
Middleburg Financial Corp.	1,120	31,674
Midland States Bancorp Inc.	956	24,225
MidWestOne Financial Group Inc.	2,100	63,777
Moelis & Co.	4,855	130,551
MutualFirst Financial Inc.	1,344	37,269
National Bank Holdings Corp. Class A	5,308	124,048
National Bankshares Inc.	1,700	62,526
National Commerce Corp. (a)	2,205	59,667
National General Holdings Corp.	13,004	289,209
National Interstate Corp.	2,011	65,418
National Western Life Group Inc. Class A	701	143,964
Nationstar Mortgage Holdings Inc. (a)	8,936	132,342
Navigators Group Inc., The	3,078	298,320
NBT Bancorp Inc.	11,097	364,758
Nelnet Inc. Class A	5,438	219,532
New Residential Investment Corp.	64,652	892,844
New York Mortgage Trust Inc.	29,986	180,516
NewStar Financial Inc. (a)	6,643	64,504
Nicolet Bankshares Inc. (a)	1,990	76,316
NMI Holdings Inc. Class A (a)	13,771	104,935
Northfield Bancorp Inc.	11,334	182,477
Northrim BanCorp Inc.	1,641	42,256
Northwest Bancshares Inc.	25,186	395,672
OceanFirst Financial Corp.	5,191	99,979
Ocwen Financial Corp. (a)	27,500	100,925
OFG Bancorp	11,711	118,398
Old Line Bancshares Inc.	2,037	40,190
Old National Bancorp	35,223	495,235
Old Second Bancorp Inc.	7,100	59,001
OM Asset Management PLC	10,500	146,055
On Deck Capital Inc. (a)	12,136	69,175
OneBeacon Insurance Group Ltd. Class A	6,111	87,265
Oppenheimer Holdings Inc. Class A	2,680	38,297
Opus Bank	4,463	157,856
Orchid Island Capital Inc.	6,463	67,344
Oritani Financial Corp.	10,256	161,224
Orrstown Financial Services Inc.	1,633	32,252
Owens Realty Mortgage Inc.	2,720	47,110
Pacific Continental Corp.	5,100	85,782
Pacific Mercantile Bancorp (a)	3,714	27,372
Pacific Premier Bancorp Inc. (a)	7,236	191,465
Park National Corp.	3,453	331,488
Park Sterling Corp.	13,538	109,929
Patriot National Inc. (a)	3,244	29,228

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Peapack-Gladstone Financial Corp.	4,109	$92,083
Penns Woods Bancorp Inc.	1,257	55,886
PennyMac Mortgage Investment Trust	17,565	273,663
Peoples Bancorp Inc.	4,259	104,729
Peoples Financial Services Corp.	1,900	77,444
People’s Utah Bancorp	3,262	66,382
PHH Corp. (a)	13,596	196,462
PICO Holdings Inc. (a)	5,707	67,286
Pinnacle Financial Partners Inc.	11,318	612,077
Piper Jaffray Companies Inc. (a)	3,511	169,581
PJT Partners Inc. Class A	4,541	123,833
PRA Group Inc. (a)	12,113	418,383
Preferred Bank	3,000	107,250
Premier Financial Bancorp Inc.	1,961	33,612
Primerica Inc.	12,326	653,648
PrivateBancorp Inc.	20,620	946,870
Prosperity Bancshares Inc.	17,588	965,405
Provident Bancorp Inc. (a)	1,045	16,302
Provident Financial Holdings Inc.	1,708	33,408
Provident Financial Services Inc.	16,116	342,143
Pzena Investment Management Inc. Class A	3,586	27,612
QCR Holdings Inc.	3,141	99,695
Radian Group Inc.	56,807	769,735
Redwood Trust Inc.	21,023	297,686
Regional Management Corp. (a)	2,600	56,290
Renasant Corp.	10,565	355,301
Republic Bancorp Inc. Class A	2,619	81,399
Republic First Bancorp Inc. (a)	8,302	34,121
Resource Capital Corp.	8,574	109,833
RLI Corp.	9,959	680,797
S&T Bancorp Inc.	8,884	257,547
Safeguard Scientifics Inc. (a)	5,216	67,599
Safety Insurance Group Inc.	3,764	253,016
Sandy Spring Bancorp Inc.	6,294	192,471
Seacoast Banking Corporation of Florida (a)	7,709	124,038
Selective Insurance Group Inc.	14,311	570,436
ServisFirst Bancshares Inc.	5,969	309,851
Shore Bancshares Inc.	2,988	35,199
SI Financial Group Inc.	2,871	37,897
Sierra Bancorp	3,000	56,280
Silvercrest Asset Management Group Inc. Class A	1,782	21,152
Simmons First National Corp.	7,773	387,873
South State Corp.	6,259	469,675
Southern First Bancshares Inc. (a)	1,427	39,357
Southern Missouri Bancorp Inc.	1,446	36,005
Southern National Bancorp of Virginia Inc.	2,686	35,052
Southside Bancshares Inc.	6,525	209,974
Southwest Bancorp Inc.	4,955	94,095
State Auto Financial Corp.	4,446	105,859
State Bank Financial Corp.	9,376	213,960
State National Companies Inc.	8,303	92,329
Sterling Bancorp	33,379	584,133
Stewart Information Services Corp.	5,825	258,921

See accompanying notes to schedules of investments.	21

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Stifel Financial Corp. (a)	17,015	$654,227
Stock Yards Bancorp Inc.	5,650	186,224
Stonegate Bank	3,065	103,444
Suffolk Bancorp	2,923	101,633
Summit Financial Group Inc.	1,932	37,017
Sun Bancorp Inc.	2,832	65,306
Territorial Bancorp Inc.	2,085	59,756
Texas Capital Bancshares Inc. (a)	12,211	670,628
Third Point Reinsurance Ltd. (a)	18,121	217,452
Tiptree Financial Inc. Class A	8,549	50,781
Tompkins Financial Corp.	3,746	286,232
TowneBank	14,710	353,481
Trico Bancshares	5,323	142,497
Tristate Capital Holdings Inc. (a)	5,500	88,825
Triumph Bancorp Inc. (a)	4,049	80,332
Trupanion Inc. (a)	3,732	63,071
Trustco Bank Corp. NY	23,377	165,743
Trustmark Corp.	17,798	490,513
UMB Financial Corp.	11,791	700,975
Umpqua Holdings Corp.	58,222	876,241
Union Bankshares Corp.	11,314	302,876
Union Bankshares Inc.	889	30,279
United Bankshares Inc.	17,300	651,691
United Community Banks Inc.	18,536	389,627
United Community Financial Corp.	12,500	88,875
United Development Funding IV (b)	7,435	11,896
United Financial Bancorp Inc.	13,173	182,314
United Fire Group Inc.	5,778	244,525
United Insurance Holdings Corp.	4,480	76,070
Universal Insurance Holdings Inc.	8,575	216,090
Univest Corp. of Pennsylvania	6,643	155,180
Valley National Bancorp	65,251	634,892
Veritex Holdings Inc. (a)	2,047	35,597
Virtu Financial Inc. Class A	6,783	101,542
Virtus Investment Partners Inc.	1,386	135,634
Waddell & Reed Financial Inc. Class A	21,227	385,482
Walker & Dunlop Inc. (a)	7,294	184,246
Walter Investment Management Corp. (a)	5,265	21,376
Washington Federal Inc.	23,902	637,705
Washington Trust Bancorp Inc.	3,756	151,066
WashingtonFirst Bankshares Inc.	2,016	49,614
Waterstone Financial Inc.	6,915	117,486
Webster Financial Corp.	24,078	915,205
WesBanco Inc.	10,491	344,944
West Bancorporation	4,200	82,320
Westamerica Bancorporation	6,392	325,225
Western Asset Mortgage Capital Corp.	11,366	118,434
Westfield Financial Inc.	3,851	29,460
Westwood Holdings Group Inc.	2,134	113,337
Wins Finance Holdings Inc. (a)	462	13,661
Wintrust Financial Corp.	13,553	753,140
WisdomTree Investments Inc.	29,596	304,543
WMIH Corp. (a)	51,344	120,145
World Acceptance Corp. (a)	1,652	81,014
WSFS Financial Corp.	7,499	273,639

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Xenith Bankshares Inc. (a)	21,099	$48,739
Yadkin Financial Corp.	13,283	349,220

		79,872,510

Health Care (13.95%)
AAC Holdings Inc. (a)	2,887	50,205
Abaxis Inc.	5,721	295,318
Accelerate Diagnostics Inc. (a)	5,986	163,178
Acceleron Pharma Inc. (a)	7,075	256,044
Accuray Inc. (a)	21,167	134,834
AcelRx Pharmaceuticals Inc. (a)	8,741	34,002
Aceto Corp.	7,364	139,842
Achillion Pharmaceuticals Inc. (a)	30,812	249,577
Aclaris Therapeutics Inc. (a)	2,235	57,238
Acorda Therapeutics Inc. (a)	11,223	234,336
Adamas Pharmaceuticals Inc. (a)	4,276	70,169
Addus HomeCare Corp. (a)	2,195	57,421
Adeptus Health Inc. Class A (a)	3,760	161,868
Aduro Biotech Inc. (a)	9,077	112,827
Advaxis Inc. (a)	9,692	103,607
Adverum Biotechnologies Inc. (a)	7,764	31,910
Aerie Pharmaceuticals Inc. (a)	6,414	242,064
Agenus Inc. (a)	18,600	133,548
Agile Therapeutics Inc. (a)	3,423	23,893
Aimmune Therapeutics Inc. (a)	6,682	100,230
Air Methods Corp. (a)	9,528	300,037
Akebia Therapeutics Inc. (a)	9,144	82,753
Albany Molecular Research Inc. (a)	7,003	115,620
Alder Biopharmaceuticals Inc. (a)	12,386	405,889
Almost Family Inc. (a)	2,352	86,483
AMAG Pharmaceuticals Inc. (a)	9,117	223,458
Amedisys Inc. (a)	7,388	350,487
American Renal Associates Holdings Inc. (a)	2,656	48,525
Amicus Therapeutics Inc. (a)	37,942	280,771
AMN Healthcare Services Inc. (a)	12,570	400,606
Amphastar Pharmaceuticals Inc. (a)	9,135	173,291
Ampio Pharmaceuticals Inc. (a)	10,583	7,834
Analogic Corp.	3,257	288,570
Anavex Life Sciences Corp. (a)	8,376	30,405
Angiodynamics Inc. (a)	7,147	125,358
ANI Pharmaceuticals Inc. (a)	2,055	136,349
Anika Therapeutics Inc. (a)	3,600	172,260
Anthera Pharmaceuticals Inc. (a)	8,700	27,405
Applied Genetic Technologies Corp. (a)	3,217	31,462
Aptevo Therapeutics Inc. (a)	4,245	10,867
Aratana Therapeutics Inc. (a)	8,683	81,273
Ardelyx Inc. (a)	8,691	112,462
Arena Pharmaceuticals Inc. (a)	62,462	109,308
Argos Therapeutics Inc. (a)	4,733	23,523
ARIAD Pharmaceuticals Inc. (a)	46,698	639,296
Array Biopharma Inc. (a)	37,474	252,950
Arrowhead Pharmaceuticals Inc. (a)	15,889	116,784
Asterias Biotherapeutics (a)	5,683	24,096
Atara Biotherapeutics Inc. (a)	5,923	126,693
Athersys Inc. (a)	18,485	39,373

22	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
AtriCure Inc. (a)	8,148	$128,901
Atrion Corp.	369	157,415
AveXis Inc. (a)	1,168	48,133
Avinger Inc. (a)	6,166	29,412
AxoGen Inc. (a)	6,001	54,189
Axovant Sciences Ltd. (a)	6,277	87,878
Axsome Therapeutics Inc. (a)	2,436	19,196
Bellicum Pharmaceutical Inc. (a)	5,301	105,490
BioCryst Pharmaceuticals Inc. (a)	20,275	89,413
Bio-Path Holdings Inc. (a)	20,206	28,288
BioScrip Inc. (a)	30,994	89,573
BioSpecifics Technologies Corp. (a)	1,431	65,354
BioTelemetry Inc. (a)	7,066	131,216
BioTime Inc. (a)	19,903	77,622
Bluebird Bio Inc. (a)	9,790	663,566
Blueprint Medicines Corp. (a)	5,089	151,143
Cambrex Corp. (a)	8,308	369,374
Cantel Medical Corp.	9,437	735,897
Capital Senior Living Corp. (a)	7,762	130,402
Cara Therapeutics Inc. (a)	7,476	62,425
Cardiovascular Systems Inc. (a)	8,549	202,953
Castlight Health Inc. Class B (a)	10,069	41,887
Catalent Inc. (a)	26,392	681,969
Celldex Therapeutics Inc. (a)	24,891	100,560
Cellular Biomedicine Group Inc. (a)	3,039	44,066
Cempra Inc. (a)	11,585	280,357
Cepheid Inc. (a)	18,849	993,154
Cerus Corp. (a)	26,071	161,901
Chemed Corp.	4,304	607,165
ChemoCentryx Inc. (a)	5,355	32,344
Chimerix Inc. (a)	11,084	61,405
ChromaDex Corp. (a)	7,286	21,712
Cidara Therapeutics Inc. (a)	2,596	29,724
Civitas Solutions Inc. (a)	4,333	79,121
Clovis Oncology Inc. (a)	8,455	304,803
Coherus Biosciences Inc. (a)	7,829	209,661
Collegium Pharmaceutical Inc. (a)	3,439	66,235
Community Health Systems Inc. (a)	30,244	349,016
Computer Programs & Systems Inc.	2,784	72,551
Concert Pharmaceuticals Inc. (a)	4,488	45,374
ConforMis Inc. (a)	8,957	88,853
Conmed Corp.	7,188	287,951
Corcept Therapeutics Inc. (a)	19,157	124,520
Corindus Vascular Robotics Inc. (a)	13,116	14,559
Corvel Corp. (a)	2,550	97,920
Corvus Pharmaceuticals Inc. (a)	757	12,453
Cotiviti Holdings Inc. (a)	3,535	118,529
Cross Country Healthcare Inc. (a)	8,089	95,288
CryoLife Inc.	8,171	143,564
Curis Inc. (a)	33,389	87,145
Cutera Inc. (a)	3,500	41,720
Cynosure Inc. Class A (a)	6,177	314,656
Cytokinetics Inc. (a)	8,504	78,067
CytomX Therapeutics Inc. (a)	5,078	79,623
CytRx Corp. (a)	17,800	10,472
DepoMed Inc. (a) (b)	16,244	405,938
Dermira Inc. (a)	6,568	222,130

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Dimension Therapeutics Inc. (a)	2,836	$22,660
Diplomat Pharmacy Inc. (a)	12,166	340,770
Durect Corp. (a)	34,343	47,737
Dyax Corp. Contingent Value Rights (a) (b)	35,404	39,298
Dynavax Technologies Corp. (a)	10,002	104,921
Eagle Pharmaceuticals Inc. (a)	2,316	162,120
Edge Therapeutics Inc. (a)	4,010	41,744
Editas Medicine Inc. (a)	1,704	22,970
Egalet Corp. (a)	6,941	52,821
Eiger BioPharmaceuticals Inc. (a)	810	10,846
Emergent Biosolutions Inc. (a)	8,491	267,721
Enanta Pharmaceuticals Inc. (a)	4,155	110,565
Endocyte Inc. (a)	9,534	29,460
Endologix Inc. (a)	20,994	268,723
Ensign Group Inc., The	12,979	261,267
Entellus Medical Inc. (a)	1,928	42,763
Enzo Biochem Inc. (a)	9,922	50,503
Epizyme Inc. (a)	10,547	103,782
Esperion Therapeutics Inc. (a)	3,692	51,134
Evolent Health Inc. Class A (a)	4,102	100,991
Exact Sciences Corp. (a)	27,888	517,880
Exactech Inc. (a)	2,918	78,874
Exelixis Inc. (a)	59,845	765,418
FibroGen Inc. (a)	13,538	280,237
Five Prime Therapeutics Inc. (a)	7,150	375,304
Flex Pharma Inc. (a)	2,519	29,674
Flexion Therapeutics Inc. (a)	6,220	121,539
Fluidigm Corp. (a)	7,714	61,789
Fortress Biotech Inc. (a)	8,043	23,888
Foundation Medicine Inc. (a)	3,428	80,044
Galena Biopharma Inc. (a)	46,608	16,327
Genesis Healthcare Inc. (a)	13,685	36,539
GenMark Diagnostics Inc. (a)	10,282	121,328
Genomic Health Inc. (a)	4,926	142,460
Geron Corp. (a)	39,201	88,594
Glaukos Corp. (a)	4,322	163,112
Global Blood Therapeutics Inc. (a)	4,460	102,803
Globus Medical Inc. Class A (a)	18,264	412,218
GlycoMimetics Inc. (a)	2,342	16,745
Haemonetics Corp. (a)	13,487	488,364
Halozyme Therapeutics Inc. (a)	29,173	352,410
Halyard Health Inc. (a)	12,202	422,921
HealthEquity Inc. (a)	11,419	432,209
Healthsouth Corp.	23,822	966,459
HealthStream Inc. (a)	6,817	188,149
Healthways Inc. (a)	8,324	220,253
Heron Therapeutics Inc. (a)	8,085	139,305
Heska Corp. (a)	1,327	72,229
HMS Holdings Corp. (a)	21,952	486,676
Horizon Pharma PLC (a)	42,604	772,411
ICU Medical Inc. (a)	3,855	487,195
Idera Pharmaceuticals Inc. (a)	21,504	55,050
Ignyta Inc. (a)	7,222	45,426
Immune Design Corp. (a)	4,968	37,657
ImmunoGen Inc. (a)	21,993	58,941
Immunomedics Inc. (a)	24,085	78,276

See accompanying notes to schedules of investments.	23

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Impax Laboratories Inc. (a)	19,086	$452,338
INC Research Holdings Inc. Class A (a)	10,978	489,399
Infinity Pharmaceuticals Inc. (a)	11,891	18,550
Innoviva Inc.	20,821	228,823
Inogen Inc. (a)	4,232	253,497
Inotek Pharmaceuticals Corp. (a)	4,092	38,792
Inovio Pharmaceuticals Inc. (a)	17,156	159,894
Insmed Inc. (a)	16,639	241,598
Insulet Corp. (a)	15,262	624,826
Insys Therapeutics Inc. (a)	6,200	73,098
Integer Holdings Corp. (a)	8,007	173,672
Integra LifeSciences Holdings Corp. (a)	8,023	662,299
Intellia Therapeutics Inc. (a)	1,804	30,704
Intersect ENT Inc. (a)	6,500	102,960
Intra-Cellular Therapies Inc. (a)	9,136	139,233
Invacare Corp.	8,104	90,522
Invitae Corp. (a)	5,567	48,767
InVivo Therapeutics Holdings Corp. (a)	8,011	54,475
iRadimed Corp. (a)	1,096	18,621
IRIDEX Corp. (a)	1,859	26,937
Ironwood Pharmaceuticals Inc. (a)	34,347	545,430
K2M Group Holdings Inc. (a)	6,572	116,850
Karyopharm Therapeutics Inc. (a)	5,625	54,731
Keryx Biopharmaceuticals Inc. (a)	20,411	108,382
Kindred Healthcare Inc.	23,513	240,303
Kite Pharma Inc. (a)	10,384	580,050
La Jolla Pharmaceutical Co. (a)	3,857	91,758
Landauer Inc.	2,732	121,519
Lannett Company Inc. (a)	7,366	195,715
LeMaitre Vascular Inc.	3,485	69,142
Lexicon Pharmaceuticals Inc. (a)	11,096	200,505
LHC Group Inc. (a)	4,156	153,273
Ligand Pharmaceuticals Inc. Class B (a)	5,033	513,668
Lion Biotechnologies Inc. (a)	14,701	120,989
Lipocine Inc. (a)	4,064	18,125
Loxo Oncology Inc. (a)	3,373	88,305
Luminex Corp. (a)	10,483	238,174
MacroGenics Inc. (a)	8,395	251,094
MannKind Corp. (a)	82,789	51,329
Masimo Corp. (a)	10,678	635,234
Medgenics Inc. (a)	6,200	34,534
Medicines Co., The (a)	17,831	672,942
MediciNova Inc. (a)	7,302	54,692
Medidata Solutions Inc. (a)	14,506	808,855
Medpace Holdings Inc. (a)	2,129	63,572
Meridian Bioscience Inc.	10,951	211,245
Merit Medical Systems Inc. (a)	11,570	281,035
Merrimack Pharmaceuticals Inc. (a)	31,585	200,565
MiMedx Group Inc. (a)	27,400	235,092
Minerva Neurosciences Inc. (a)	5,147	72,650
Mirati Therapeutics Inc. (a)	2,788	18,429
Molina Healthcare Inc. (a)	11,579	675,287
Momenta Pharmaceuticals Inc. (a)	16,722	195,480
MyoKardia Inc. (a)	2,843	46,455
Myriad Genetics Inc. (a)	17,593	362,064
NanoString Technologies Inc. (a)	3,830	76,523

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
NantKwest Inc. (a)	3,892	$30,280
Natera Inc. (a)	6,621	73,559
National Healthcare Corp.	3,190	210,508
National Research Corp. Class A	2,400	39,096
Natus Medical Inc. (a)	8,541	335,576
Nektar Therapeutics (a)	34,172	587,075
Neogen Corp. (a)	9,498	531,318
NeoGenomics Inc. (a)	14,347	117,932
Neos Therapeutics Inc. (a)	3,335	21,944
Nevro Corp. (a)	6,329	660,684
NewLink Genetics Corp. (a)	5,895	88,543
Nobilis Health Corp. (a)	15,578	52,186
Novavax Inc. (a)	69,730	145,038
Novocure Ltd. (a)	12,974	110,798
NuVasive Inc. (a)	13,066	870,980
NxStage Medical Inc. (a)	16,551	413,609
Ocular Therapeutix Inc. (a)	4,780	32,839
Omeros Corp. (a)	11,085	123,709
Omnicell Inc. (a)	9,482	363,161
Omthera Pharmaceuticals Inc. Contingent Value Rights (a) (b)	1,326	0
OncoMed Pharmaceuticals Inc. (a)	5,982	68,374
Ophthotech Corp. (a)	8,079	372,684
OraSure Technologies Inc. (a)	14,563	116,067
Organovo Holdings Inc. (a)	23,400	88,686
Orthofix International NV (a)	4,662	199,394
Osiris Therapeutics Inc.	4,400	21,824
Otonomy Inc. (a)	6,108	111,105
OvaScience Inc. (a)	7,811	55,927
Owens & Minor Inc.	16,589	576,136
Oxford Immunotec Global PLC (a)	5,855	73,539
Pacific Biosciences of California Inc. (a)	21,286	190,723
Pacira Pharmaceuticals Inc. (a)	9,478	324,337
Paratek Pharmaceuticals Inc. (a)	5,307	69,044
Parexel International Corp. (a)	13,910	966,050
PDL BioPharma Inc.	44,207	148,093
Penumbra Inc. (a)	6,727	511,185
Pfenex Inc. (a)	5,060	45,287
PharmAthene Inc. (a)	15,794	45,803
PharMerica Corp. (a)	8,063	226,328
Phibro Animal Health Corp. Class A	4,899	133,155
Portola Pharmaceuticals Inc. (a)	13,170	299,091
PRA Health Sciences Inc. (a)	6,570	371,271
Press Ganey Holdings Inc. (a)	5,828	235,451
Prestige Brands Holdings Inc. (a)	14,060	678,676
Progenics Pharmaceuticals Inc. (a)	18,304	115,864
Protagonist Therapeutics Inc. (a)	1,984	41,922
Proteostasis Therapeutics Inc. (a)	2,602	40,565
Prothena Corp. PLC (a)	9,177	550,345
Providence Service Corp. (a)	3,568	173,512
PTC Therapeutics Inc. (a)	8,513	119,267
Puma Biotechnology Inc. (a)	6,519	437,099
Quality Systems Inc.	13,174	149,130
Quidel Corp. (a)	7,251	160,175
Quorum Health Corp. (a)	8,317	52,148
Radius Health Inc. (a)	8,333	450,732

24	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
RadNet Inc. (a)	10,619	$78,581
Raptor Pharmaceutical Corp. (a)	22,822	204,713
Reata Pharmaceuticals Inc. Class A (a)	1,439	37,932
REGENXBIO Inc. (a)	5,041	70,624
Regulus Therapeutics Inc. (a)	9,675	31,928
Repligen Corp. (a)	8,749	264,132
Retrophin Inc. (a)	9,435	211,155
Revance Therapeutics Inc. (a)	5,213	84,503
Rigel Pharmaceuticals Inc. (a)	25,114	92,168
Rockwell Medical Inc. (a)	12,544	84,045
RTI Surgical Inc. (a)	15,973	49,995
Sage Therapeutics Inc. (a)	8,002	368,492
Sangamo BioSciences Inc. (a)	18,542	85,849
Sarepta Therapeutics Inc. (a)	11,241	690,310
SciClone Pharmaceuticals Inc. (a)	13,232	135,628
Second Sight Medical Products Inc (a)	3,390	11,933
Select Medical Holdings Corp. (a)	28,500	384,750
Senseonics Holdings Inc. (a)	7,074	27,589
Seres Therapeutics Inc. (a)	4,579	56,276
Sorrento Therapeutics Inc. (a)	6,900	53,406
Spark Therapeutics Inc. (a)	4,958	297,777
Spectranetics Corp., The (a)	11,244	282,112
Spectrum Pharmaceuticals Inc. (a)	21,690	101,292
STAAR Surgical Co. (a)	10,961	103,033
Stemline Therapeutics Inc. (a)	5,322	57,637
Sucampo Pharmaceuticals Inc. Class A (a)	6,000	73,860
Supernus Pharmaceuticals Inc. (a)	12,477	308,556
Surgery Partners Inc. (a)	5,289	107,049
Surgical Care Affiliates Inc. (a)	7,205	351,316
SurModics Inc. (a)	3,219	96,860
Syndax Pharmaceuticals Inc. (a)	1,131	17,146
Synergy Pharmaceuticals Inc. (a)	48,587	267,714
Synthetic Biologics Inc. (a)	18,190	31,287
T2 Biosystems Inc. (a)	3,646	26,397
Tandem Diabetes Care Inc. (a)	5,691	43,593
Team Health Holdings Inc. (a)	17,983	585,526
Teladoc Inc. (a)	5,538	101,401
Teligent Inc. (a)	10,912	82,931
Tesaro Inc. (a)	7,062	707,895
Tetraphase Pharmaceuticals Inc. (a)	8,767	33,578
TG Therapeutics Inc. (a)	9,839	76,154
TherapeuticsMD Inc. (a)	38,741	263,826
Theravance Biopharma Inc. (a)	9,453	342,577
Titan Pharmaceuticals Inc. (a)	4,629	27,219
Tobira Therapeutics Inc. (a)	2,246	89,256
Tokai Pharmaceuticals Inc. (a)	2,381	3,643
TransEnterix Inc. (a)	17,054	28,821
Trevena Inc. (a)	11,445	77,254
Triple-S Management Corp. Class B (a)	6,437	141,163
Trovagene Inc. (a)	7,900	35,471
U.S. Physical Therapy Inc.	3,389	212,490
Ultragenyx Pharmaceutical Inc. (a)	9,529	675,987
Unilife Corp. (a)	1	2
Universal American Corp.	12,925	98,876
USMD Holdings Inc. (a)	693	15,690
Utah Medical Products Inc.	1,000	59,800

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Vanda Pharmaceuticals Inc. (a)	9,526	$158,513
Vascular Solutions Inc. (a)	4,400	212,212
Veracyte Inc. (a)	3,221	24,512
Versartis Inc. (a)	6,886	84,354
ViewRay Inc. (a)	1,809	8,177
Vitae Pharmaceuticals Inc. (a)	6,617	138,428
Vital Therapies Inc. (a)	6,396	39,144
Vocera Communications Inc. (a)	6,700	113,230
Voyager Therapeutics Inc. (a)	2,931	35,201
vTv Therapeutics Inc. Class A (a)	1,946	13,992
WaVe Life Sciences Ltd. (a)	1,830	59,420
Wright Medical Group NV (a)	27,285	669,301
XBiotech Inc. (a)	4,422	59,520
Xencor Inc. (a)	8,248	201,994
Zafgen Inc. (a)	5,726	18,953
Zeltiq Aesthetics Inc. (a)	9,212	361,295
ZIOPHARM Oncology Inc. (a)	31,232	175,836
Zogenix Inc. (a)	5,987	68,431

		64,834,568

Industrials (13.87%)
Aaon Inc.	10,350	298,287
AAR Corp.	8,633	270,386
ABM Industries Inc.	14,693	583,312
Acco Brands Corp. (a)	27,822	268,204
Actuant Corp. Class A	15,402	357,942
Advanced Drainage Systems Inc.	9,155	220,269
Advisory Board Co., The (a)	10,977	491,111
Aegion Corp. (a)	9,256	176,512
Aerojet Rocketdyne Holdings Inc. (a)	15,826	278,221
Aerovironment Inc. (a)	5,385	131,448
Air Transport Services Group Inc. (a)	13,100	187,985
Aircastle Ltd.	12,568	249,600
Alamo Group Inc.	2,438	160,640
Albany International Corp. Class A	7,400	313,612
Allegiant Travel Co.	3,437	453,925
Allied Motion Technologies Inc.	1,500	28,365
Altra Industrial Motion Corp.	6,700	194,099
Ameresco Inc. Class A (a)	5,100	26,826
American Railcar Industries Inc.	1,916	79,457
American Superconductor Corp. (a)	2,879	20,182
American Woodmark Corp. (a)	3,651	294,161
Apogee Enterprises Inc.	7,336	327,846
Applied Industrial Technologies Inc.	9,477	442,955
Aqua Metals Inc. (a)	2,529	22,407
ARC Document Solutions Inc. (a)	10,621	39,723
ArcBest Corp.	6,389	121,519
Argan Inc.	3,550	210,124
Armstrong Flooring Inc. (a)	6,077	114,734
Astec Industries Inc.	5,028	301,026
Astronics Corp. (a)	5,081	228,899
Atkore International Group Inc. (a)	3,174	59,481
Atlas Air Worldwide Holdings Inc. (a)	6,597	282,484
AZZ Inc.	6,775	442,204
Babcock & Wilcox Enterprises Inc. (a)	11,883	196,070
Barnes Group Inc.	13,191	534,895

See accompanying notes to schedules of investments.	25

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Barrett Business Services Inc.	1,800	$89,298
Beacon Roofing Supply Inc. (a)	15,615	656,923
Blue Bird Corp. (a)	1,200	17,532
BMC Stock Holdings Inc. (a)	14,504	257,156
Brady Corp.	12,101	418,816
Briggs & Stratton Corp.	11,180	208,507
Brink’s Co., The	11,736	435,171
Builders FirstSource Inc. (a)	21,886	251,908
CaesarStone Ltd. (a)	6,165	232,482
CAI International Inc. (a)	4,300	35,561
Casella Waste Systems Inc. Class A (a)	10,314	106,234
CBIZ Inc. (a)	13,491	150,964
CEB Inc.	8,661	471,765
CECO Environmental Corp.	8,129	91,695
Celadon Group Inc.	7,253	63,391
Chart Industries Inc. (a)	8,193	268,976
CIRCOR International Inc.	4,321	257,359
Clarcor Inc.	12,558	816,270
Cogint Inc. (a)	3,642	18,538
Columbus McKinnon Corp.	5,100	90,984
Comfort Systems USA Inc.	9,707	284,512
Continental Building Products Inc. (a)	9,245	194,053
Costamare Inc.	6,611	60,425
Covenant Transport Group Inc. Class A (a)	3,187	61,605
CRA International Inc. (a)	2,415	64,215
CSW Industrials Inc. (a)	3,718	120,426
Cubic Corp.	6,615	309,648
Curtiss-Wright Corp.	11,608	1,057,605
Deluxe Corp.	12,856	859,038
DigitalGlobe Inc. (a)	16,573	455,758
Douglas Dynamics Inc.	5,962	190,426
Ducommun Inc. (a)	2,600	59,384
DXP Enterprises Inc. (a)	3,400	95,846
Dycom Industries Inc. (a)	8,074	660,292
Dynamic Materials Corp.	3,782	40,316
Echo Global Logistics Inc. (a)	7,998	184,434
EMCOR Group Inc.	15,906	948,316
Encore Wire Corp.	5,295	194,697
Energous Corp. (a)	3,646	71,498
Energy Recovery Inc. (a)	8,645	138,147
EnerSys	11,430	790,842
Engility Holdings Inc. (a)	4,683	147,514
Ennis Inc.	6,432	108,379
EnPro Industries Inc.	5,757	327,113
ESCO Technologies Inc.	6,770	314,263
Essendant Inc.	9,722	199,495
Esterline Technologies Corp. (a)	7,842	596,306
ExOne Co., The (a)	3,093	47,075
Exponent Inc.	6,775	345,932
Federal Signal Corp.	15,734	208,633
Forward Air Corp.	7,808	337,774
Franklin Covey Co. (a)	2,568	45,736
Franklin Electric Co. Inc.	12,185	496,051
Freightcar America Inc.	3,060	44,003
FTI Consulting Inc. (a)	11,127	495,819
FuelCell Energy Inc. (a)	6,564	35,577

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
G&K Services Inc. Class A	5,155	$492,251
GATX Corp.	10,880	484,704
Gencor Industries Inc. (a)	2,014	24,128
Generac Holdings Inc. (a)	17,387	631,148
General Cable Corp.	13,099	196,223
Gibraltar Industries Inc. (a)	8,569	318,338
Global Brass & Copper Holdings Inc.	6,243	180,360
GMS Inc. (a)	2,019	44,882
Gorman-Rupp Co., The	4,484	114,835
GP Strategies Corp. (a)	3,200	78,784
Graham Corp.	2,600	49,660
Granite Construction Inc.	10,331	513,864
Great Lakes Dredge & Dock Co. (a)	14,800	51,800
Greenbrier Companies Inc., The	7,031	248,194
Griffon Corp.	8,347	141,982
H&E Equipment Services Inc.	8,235	138,019
Hardinge Inc.	2,803	31,197
Harsco Corp.	21,648	214,965
Hawaiian Holdings Inc. (a)	13,792	670,291
HC2 Holdings Inc. (a)	8,868	48,331
Healthcare Services Group Inc.	18,469	731,003
Heartland Express Inc.	11,991	226,390
Heidrick & Struggles International Inc.	4,612	85,553
Heritage-Crystal Clean Inc. (a)	3,467	46,042
Herman Miller Inc.	15,510	443,586
Hill International Inc. (a)	8,500	39,185
Hillenbrand Inc.	15,615	494,059
HNI Corp.	11,743	467,371
Hub Group Inc. (a)	8,794	358,443
Hurco Companies Inc.	1,569	44,042
Huron Consulting Group Inc. (a)	5,770	344,815
Hyster-Yale Materials Handling Inc.	2,534	152,369
ICF International Inc. (a)	4,861	215,440
IES Holdings Inc. (a)	1,968	35,011
Innerworkings Inc. (a)	9,652	90,922
Insperity Inc.	4,056	294,628
Insteel Industries Inc.	4,500	163,080
Interface Inc.	17,275	288,320
John Bean Technologies Corp.	7,622	537,732
Joy Global Inc.	25,906	718,632
Kadant Inc.	2,758	143,719
Kaman Corp.	7,048	309,548
Kelly Services Inc. Class A	7,516	144,458
Kennametal Inc.	20,862	605,415
Keyw Holding Corp., The (a)	9,087	100,320
Kforce Inc.	6,210	127,243
Kimball International Inc. Class B	9,563	123,745
KLX Inc. (a)	13,439	473,053
Knight Transportation Inc.	17,372	498,403
Knoll Inc.	12,592	287,727
Korn/Ferry International	14,893	312,753
Kratos Defense & Security Solutions Inc. (a)	12,424	85,601
Lawson Products Inc. (a)	1,400	24,822
Layne Christensen Co. (a)	4,883	41,554
Lindsay Corp.	2,804	207,440
LSI Industries Inc.	5,747	64,539

26	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Lydall Inc. (a)	4,408	$225,381
Manitowoc Company Inc., The	32,987	158,008
Marten Transport Ltd.	6,197	130,137
Masonite International Corp. (a)	7,980	496,117
MasTec Inc. (a)	17,320	515,097
Matson Inc.	11,207	446,935
Matthews International Corp. Class A	8,597	522,354
McGrath Rentcorp	6,097	193,336
Mercury Systems Inc. (a)	10,048	246,879
Meritor Inc. (a)	21,938	244,170
Milacron Holdings Corp. (a)	4,084	65,181
Miller Industries Inc.	2,950	67,230
Mistras Group Inc. (a)	4,362	102,376
Mobile Mini Inc.	11,547	348,719
Moog Inc. Class A (a)	8,559	509,603
MRC Global Inc. (a)	24,475	402,124
MSA Safety Inc.	8,100	470,124
Mueller Industries Inc.	15,554	504,261
Mueller Water Products Inc.	41,028	514,901
Multi-Color Corp.	3,584	236,544
MYR Group Inc. (a)	3,167	95,327
National Presto Industries Inc.	1,218	106,928
Navigant Consulting Inc. (a)	12,949	261,829
Navistar International Corp. (a)	12,860	294,365
NCI Building Systems Inc. (a)	7,054	102,918
Neff Corp. Class A (a)	2,623	24,918
NL Industries Inc. (a)	1,843	7,243
NN Inc.	6,990	127,568
NOW Inc. (a)	28,288	606,212
NV5 Global Inc. (a)	1,941	62,714
Omega Flex Inc.	800	30,848
On Assignment Inc. (a)	13,506	490,133
Orion Group Holdings Inc. (a)	6,764	46,333
P.A.M. Transportation Services Inc. (a)	800	16,016
Park-Ohio Holdings Corp.	2,366	86,241
Patrick Industries Inc. (a)	3,802	235,420
PGT Inc. (a)	12,594	134,378
Plug Power Inc. (a)	45,700	78,147
Ply Gem Holdings Inc. (a)	6,097	81,456
Powell Industries Inc.	2,355	94,318
Power Solutions International Inc. (a)	1,100	11,275
Preformed Line Products Co.	600	25,302
Primoris Services Corp.	10,568	217,701
Proto Labs Inc. (a)	6,424	384,862
Quad Graphics Inc.	7,540	201,469
Quanex Building Products Corp.	9,084	156,790
Radiant Logistics Inc. (a)	8,900	25,276
Raven Industries Inc.	9,349	215,307
RBC Bearings Inc. (a)	6,045	462,322
Resources Connection Inc.	9,464	141,392
Rexnord Corp. (a)	22,183	474,938
Roadrunner Transportation Systems Inc. (a)	8,040	64,159
RPX Corp. (a)	13,666	146,090
Rush Enterprises Inc. Class A (a)	8,119	198,753

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Rush Enterprises Inc. Class B (a)	1,298	$31,554
Saia Inc. (a)	6,546	196,118
Scorpio Bulkers Inc. (a)	15,542	53,775
Simpson Manufacturing Co. Inc.	10,811	475,143
SiteOne Landscape Supply Inc. (a)	3,041	109,263
SkyWest Inc.	13,074	345,284
Sparton Corp. (a)	2,600	68,276
SPX Corp. (a)	10,143	204,280
SPX FLOW Inc. (a)	8,863	274,044
Standard Plus Corp. (a)	4,567	116,778
Standex International Corp.	3,328	309,071
Steelcase Inc.	22,201	308,372
Sun Hydraulics Corp.	5,997	193,523
Sunrun Inc. (a)	16,349	102,999
Supreme Industries Inc. Class A	3,102	59,869
Swift Transportation Co. (a)	19,483	418,300
Taser International Inc. (a)	13,819	395,362
Team Inc. (a)	7,533	246,404
Teledyne Technologies Inc. (a)	9,041	975,795
Tennant Co.	4,635	300,348
Tetra Tech Inc.	15,082	534,959
Textainer Group Holdings Ltd.	6,070	45,464
Thermon Group Holdings Inc. (a)	8,455	166,986
Titan International Inc.	12,140	122,857
Titan Machinery Inc. (a)	5,044	52,458
TRC Companies Inc. (a)	5,193	45,023
Trex Co. Inc. (a)	7,756	455,432
TriMas Corp. (a)	12,237	227,731
TriNet Group Inc. (a)	10,963	237,130
Triton International Ltd. of Bermuda	10,951	144,444
Triumph Group Inc.	13,169	367,152
TrueBlue Inc. (a)	11,048	250,348
Tutor Perini Corp. (a)	9,934	213,283
UniFirst Corp.	3,997	527,044
Univar Inc. (a)	11,655	254,662
Universal Forest Products Inc.	5,221	514,216
Universal Logistics Holdings Inc.	2,402	32,235
US Ecology Inc.	5,776	258,996
USA Truck Inc. (a)	2,400	24,576
Vectrus Inc. (a)	2,806	42,735
Veritiv Corp. (a)	2,320	116,394
Viad Corp.	5,435	200,388
Vicor Corp. (a)	4,522	52,455
Virgin American Inc. (a)	5,160	276,112
VSE Corp.	2,442	83,004
Wabash National Corp. (a)	17,145	244,145
WageWorks Inc. (a)	9,610	585,345
Watts Water Technologies Inc.	7,294	472,943
Werner Enterprises Inc.	11,778	274,074
Wesco Aircraft Holdings Inc. (a)	14,370	192,989
West Corp.	11,572	255,510
Willis Lease Finance Corp. (a)	1,221	29,023
Woodward Inc.	13,924	869,972
XPO Logistics Inc. (a)	25,832	947,259

See accompanying notes to schedules of investments.	27

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
YRC Worldwide Inc. (a)	8,880	$109,400

		64,460,240

Information Technology (17.72%)
2U Inc. (a)	9,494	363,525
3D Systems Corp. (a)	28,257	507,213
8x8 Inc. (a)	22,882	353,069
A10 Networks Inc. (a)	11,296	120,754
Acacia Communications Inc. (a)	1,367	141,184
ACI Worldwide Inc. (a)	30,632	593,648
Actua Corp. (a)	9,184	118,933
Acxiom Corp. (a)	20,647	550,243
Adtran Inc.	13,157	251,825
Advanced Energy Industries Inc. (a)	10,429	493,500
Advanced Micro Devices Inc. (a)	195,609	1,351,658
Aerohive Networks Inc. (a)	5,692	34,664
Agilysys Inc. (a)	3,514	39,076
Alarm.com Holdings Inc. (a)	2,643	76,277
ALJ Regional Holdings Inc. (a)	7,306	34,338
Alpha & Omega Semiconductor Ltd. (a)	4,464	96,958
Ambarella Inc. (a)	8,422	619,943
Amber Road Inc. (a)	4,282	41,321
American Software Inc. Class A	6,300	69,930
Amkor Technology Inc. (a)	26,528	257,852
Angie’s List Inc. (a)	10,177	100,854
Anixter International Inc. (a)	7,734	498,843
Apigee Corp. (a)	3,843	66,868
AppFolio Inc. Class A (a)	1,953	37,966
Applied Micro Circuits Corp. (a)	19,670	136,706
Applied Optoelectronics Inc. (a)	4,300	95,503
Aspen Technology Inc. (a)	21,803	1,020,162
Autobytel Inc. (a)	2,109	37,540
AVG Technologies NV (a)	11,010	275,360
Avid Technology Inc. (a)	9,149	72,643
AVX Corp.	11,800	162,722
Axcelis Technologies Inc. (a)	7,206	95,696
Badger Meter Inc.	7,260	243,283
Bankrate Inc. (a)	12,396	105,118
Barracuda Networks Inc. (a)	5,643	143,784
Bazaarvoice Inc. (a)	20,953	123,832
Bel Fuse Inc.	2,483	59,940
Belden Inc.	11,063	763,236
Benchmark Electronics Inc. (a)	13,282	331,386
Benefitfocus Inc. (a)	3,331	132,974
Black Box Corp.	3,709	51,555
Blackbaud Inc.	12,415	823,611
Blackhawk Network Holdings Inc. (a)	14,791	446,244
Blucora Inc. (a)	10,620	118,944
Bottomline Technologies Inc. (a)	10,814	252,074
Box Inc. Class A (a)	12,554	197,851
Brightcove Inc. (a)	8,000	104,400
BroadSoft Inc. (a)	7,646	355,921
Brooks Automation Inc.	18,124	246,668
Cabot Microelectronics Corp.	6,243	330,317
CACI International Inc. Class A (a)	6,489	654,740
CalAmp Corp. (a)	9,756	136,096

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Calix Inc. (a)	11,220	$82,467
Callidus Software Inc. (a)	15,514	284,682
Carbonite Inc. (a)	5,112	78,520
Cardtronics PLC Class A (a)	12,072	538,411
Care.com Inc. (a)	3,810	37,948
Cass Information Systems Inc.	2,969	168,194
Cavium Inc. (a)	16,982	988,352
CEVA Inc. (a)	5,381	188,712
ChannelAdvisor Corp. (a)	5,766	74,554
Ciena Corp. (a)	36,181	788,746
Cimpress NV (a)	6,661	673,960
Cirrus Logic Inc. (a)	16,429	873,201
Clearfield Inc. (a)	2,800	52,640
Coherent Inc. (a)	6,369	704,029
Cohu Inc.	6,608	77,578
CommVault Systems Inc. (a)	10,107	536,985
comScore Inc. (a)	12,703	389,474
Comtech Telecommunications Corp.	5,926	75,912
Control4 Corp. (a)	5,042	61,916
Convergys Corp.	23,565	716,847
Cornerstone OnDemand Inc. (a)	13,323	612,192
CPI Card Group Inc.	5,947	35,920
Cray Inc. (a)	10,501	247,194
CSG Systems International Inc.	8,448	349,156
CTS Corp.	8,064	149,990
Cvent Inc. (a)	7,786	246,894
Daktronics Inc.	9,652	92,080
Datalink Corp. (a)	4,900	51,989
DHI Group Inc. (a)	12,904	101,813
Diebold Inc.	18,133	449,517
Digi International Inc. (a)	6,802	77,543
Digimarc Corp. (a)	2,674	102,548
Diodes Inc. (a)	9,917	211,629
DSP Group Inc. (a)	5,824	69,946
DTS Inc.	4,674	198,832
EarthLink Holdings Corp.	27,628	171,294
Eastman Kodak Co. (a)	4,727	70,905
Ebix Inc.	6,527	371,060
Electro Scientific Industries Inc. (a)	6,518	36,762
Electronics for Imaging Inc. (a)	12,476	610,326
Ellie Mae Inc. (a)	8,594	904,948
EMCORE Corp.	6,100	34,770
Endurance International Group Holdings Inc. (a)	16,091	140,796
EnerNOC Inc. (a)	6,830	36,950
Entegris Inc. (a)	37,369	650,968
Envestnet Inc. (a)	11,011	401,351
EPAM Systems Inc. (a)	12,706	880,653
EPIQ Systems Inc.	6,260	103,227
ePlus Inc. (a)	1,664	157,098
EVERTEC Inc.	16,568	278,011
Everyday Health Inc. (a)	7,119	54,745
Exa Corp. (a)	3,493	56,063
Exar Corp. (a)	10,828	100,809
Exlservice Holdings Inc. (a)	8,598	428,524
Extreme Networks Inc. (a)	26,571	119,304
Fabrinet (a)	9,182	409,425

28	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Fair Isaac Corp.	8,150	$1,015,408
FARO Technologies Inc. (a)	4,254	152,931
Finisar Corp. (a)	28,333	844,323
Five9 Inc. (a)	8,432	132,214
Fleetmatics Group Ltd. PLC (a)	10,326	619,353
Formfactor Inc. (a)	18,292	198,468
Forrester Research Inc.	2,825	109,892
Gerber Scientific Inc. Escrow Shares (a) (b)	6,402	0
Gigamon Inc. (a)	8,578	470,074
GigPeak Inc. (a)	16,744	39,348
Global Sources Ltd. (a)	1,940	16,451
Globant SA (a)	6,649	280,056
Glu Mobile Inc. (a)	25,548	57,228
Gogo Inc. (a)	14,431	159,318
GrubHub Inc. (a)	21,207	911,689
GTT Communications Inc. (a)	6,822	160,522
Guidance Software Inc. (a)	5,178	30,861
Hackett Group Inc., The	5,994	99,021
Harmonic Inc. (a)	19,093	113,221
Hortonworks Inc. (a)	10,267	85,729
HubSpot Inc. (a)	7,629	439,583
II-VI Inc. (a)	15,467	376,312
Immersion Corp. (a)	7,200	58,752
Imperva Inc. (a)	7,463	400,838
Impinj Inc. (a)	1,460	54,633
inContact Inc. (a)	15,107	211,196
Infinera Corp. (a)	36,411	328,791
Infoblox Inc. (a)	14,965	394,627
Information Services Group Inc. (a)	8,219	32,794
Inphi Corp. (a)	10,452	454,767
Insight Enterprises Inc. (a)	9,771	318,046
Instructure Inc. (a)	2,638	66,926
Integrated Device Technology Inc. (a)	35,447	818,826
Interactive Intelligence Group (a)	4,717	283,680
InterDigital Inc.	9,101	720,799
Intersil Corp. Class A	35,149	770,818
Intralinks Holdings Inc. (a)	10,533	105,962
InvenSense Inc. (a)	21,181	157,163
Itron Inc. (a)	8,720	486,227
IxiA (a)	16,579	207,238
IXYS Corp.	6,314	76,084
j2 Global Inc.	12,391	825,365
Jive Software Inc. (a)	14,676	62,520
Kimball Electronics Inc. (a)	7,397	102,522
Knowles Corp. (a)	23,667	332,521
Kopin Corp. (a)	17,200	37,496
KVH Industries Inc. (a)	4,200	37,002
Lattice Semiconductor Corp. (a)	30,996	201,164
Limelight Networks Inc. (a)	19,808	37,041
Lionbridge Technologies Inc. (a)	16,100	80,500
Liquidity Services Inc. (a)	6,312	70,947
Littelfuse Inc.	5,819	749,545
LivePerson Inc. (a)	13,900	116,899
LogMeIn Inc.	6,646	600,732
Lumentum Holdings Inc. (a)	13,282	554,789

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
MACOM Technology Solutions Holdings Inc. (a)	6,148	$260,306
Majesco (a)	1,657	8,434
ManTech International Corp. Class A	6,414	241,744
Marchex Inc. Class B (a)	8,066	22,343
MAXIMUS Inc.	17,014	962,312
MaxLinear Inc. Class A (a)	14,435	292,597
Maxwell Technologies Inc. (a)	8,011	41,337
MeetMe Inc. (a)	10,238	63,476
Mentor Graphics Corp.	27,115	716,921
Mesa Laboratories Inc.	784	89,658
Methode Electronics Inc.	9,630	336,761
Microsemi Corp. (a)	29,915	1,255,832
MicroStrategy Inc. (a)	2,482	415,586
MINDBODY, Inc. Class A (a)	3,627	71,307
Mitek Systems Inc. (a)	7,422	61,528
MKS Instruments Inc.	14,004	696,419
MobileIron Inc. (a)	12,140	33,385
Model N Inc. (a)	5,500	61,105
MoneyGram International Inc. (a)	7,262	51,560
Monolithic Power Systems Inc.	10,168	818,524
Monotype Imaging Holdings Inc.	10,509	232,354
Monster Worldwide Inc. (a)	22,516	81,283
MTS Systems Corp.	4,288	197,377
Nanometrics Inc. (a)	6,319	141,166
NCI Inc. Class A	1,538	17,795
NeoPhotonics Corp. (a)	7,930	129,576
NETGEAR Inc. (a)	8,572	518,520
NetScout Systems Inc. (a)	23,179	677,986
New Relic Inc. (a)	5,686	217,888
NIC Inc.	16,506	387,891
Nimble Storage Inc. (a)	16,190	142,958
Novanta Inc. (a)	8,396	145,671
NumereX Corp. Class A (a)	3,260	25,363
NVE Corp.	1,200	70,728
Oclaro Inc. (a)	28,369	242,555
OSI Systems Inc. (a)	4,579	299,375
Park City Group Inc. (a)	3,278	38,680
Park Electrochemical Corp.	4,835	83,984
Paycom Software Inc. (a)	11,585	580,756
Paylocity Holding Corp. (a)	5,580	248,087
PC Connection Inc.	3,077	81,294
PDF Solutions Inc. (a)	7,160	130,097
Pegasystems Inc.	9,377	276,528
Perficient Inc. (a)	9,647	194,387
PFSweb Inc. (a)	3,874	34,595
Photronics Inc. (a)	16,672	171,888
Planet Payment Inc. (a)	10,851	40,257
Plantronics Inc.	8,626	448,207
Plexus Corp. (a)	8,706	407,267
Power Integrations Inc.	7,123	448,963
Progress Software Corp. (a)	13,055	355,096
Proofpoint Inc. (a)	10,766	805,835
PROS Holdings Inc. (a)	6,487	146,671
Pure Storage Inc. Class A (a)	17,777	240,878
Q2 Holdings Inc. (a)	6,604	189,271

See accompanying notes to schedules of investments.	29

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
QAD Inc. Class A	2,458	$55,010
Qualys Inc. (a)	7,041	268,896
QuinStreet Inc. (a)	8,298	25,060
Quotient Technology Inc. (a)	16,505	219,682
Radisys Corp. (a)	8,993	48,068
Rambus Inc. (a)	28,258	353,225
Rapid7 Inc. (a)	4,989	88,056
Realnetworks Inc. (a)	5,369	23,946
RealPage Inc. (a)	14,071	361,625
Reis Inc.	2,456	50,250
RetailMeNot Inc. (a)	10,447	103,321
Rightside Group Ltd. (a)	2,913	26,508
RingCentral Inc. Class A (a)	15,207	359,798
Rofin-Sinar Technologies Inc. (a)	7,271	233,981
Rogers Corp. (a)	4,727	288,725
Rosetta Stone Inc. (a)	4,785	40,577
Rubicon Project Inc., The (a)	9,656	79,952
Rudolph Technologies Inc. (a)	7,768	137,804
Sanmina Corp. (a)	19,472	554,368
Sapiens International Corp. NV	6,300	80,451
ScanSource Inc. (a)	6,325	230,862
Science Applications International Corp.	11,228	778,886
SecureWorks Corp. Class A (a)	1,458	18,240
Semtech Corp. (a)	17,109	474,433
ServiceSource International Inc. (a)	16,312	79,603
ShoreTel Inc. (a)	17,429	139,432
Shutterstock Inc. (a)	4,910	312,767
Sigma Designs Inc. (a)	8,600	66,994
Silicom Ltd.	1,443	59,740
Silicon Graphics International Corp. (a)	10,019	77,146
Silicon Laboratories Inc. (a)	10,899	640,861
Silver Spring Networks Inc. (a)	10,263	145,529
Sonus Networks Inc. (a)	12,121	94,301
SPS Commerce Inc. (a)	4,303	315,883
Stamps.com Inc. (a)	4,297	406,109
Stratasys Ltd. (a)	13,087	315,266
Super Micro Computer Inc. (a)	10,065	235,219
Sykes Enterprises Inc. (a)	10,568	297,278
Synaptics Inc. (a)	9,029	528,919
Synchronoss Technologies Inc. (a)	10,978	452,074
SYNNEX Corp.	7,733	882,413
Syntel Inc. (a)	8,748	366,629
Systemax Inc.	2,500	19,800
Take-Two Interactive Software Inc. (a)	21,904	987,432
Tangoe Inc. (a)	7,362	60,736
Tech Data Corp. (a)	8,894	753,411
TechTarget (a)	4,626	37,286
TeleNav Inc. (a)	8,462	48,487
TeleTech Holdings Inc.	4,515	130,890
Tessera Technologies Inc.	12,718	488,880
TiVo Corp. (a)	30,227	588,822
Travelport Worldwide Ltd.	31,050	466,682
TrueCar Inc. (a)	13,786	130,140
TTM Technologies Inc. (a)	18,798	215,237
TubeMogul Inc. (a)	5,623	52,688
Ubiquiti Networks Inc. (a)	6,748	361,018

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Ultra Clean Holdings Inc. (a)	7,523	$55,745
Ultratech Inc. (a)	5,692	131,371
Unisys Corp. (a)	13,718	133,613
Universal Display Corp. (a)	10,911	605,670
USA Technologies Inc. (a)	9,219	51,672
Varonis Systems Inc. (a)	2,753	82,865
VASCO Data Security International Inc. (a)	8,164	143,768
Veeco Instruments Inc. (a)	10,774	211,494
Verint Systems Inc. (a)	16,019	602,795
ViaSat Inc. (a)	11,722	875,047
Viavi Solutions Inc. (a)	62,327	460,597
Virnetx Holding Corp. (a)	13,675	41,846
Virtusa Corp. (a)	7,302	180,213
Vishay Intertechnology Inc.	35,965	506,747
Vishay Precision Group Inc. (a)	3,021	48,427
Web.com Group Inc. (a)	11,057	190,954
WebMD Health Corp. (a)	9,729	483,531
Workiva Inc. (a)	5,618	101,854
Xactly Corp. (a)	5,901	86,863
Xcerra Corp. (a)	13,396	81,180
XO Group Inc. (a)	6,800	131,444
Zendesk Inc. (a)	21,399	657,163
Zix Corp. (a)	13,900	56,992

		82,349,929

Materials (4.58%)
A. Schulman Inc.	7,779	226,524
AEP Industries Inc.	1,102	120,526
AgroFresh Solutions Inc. (a)	5,362	28,365
AK Steel Holding Corp. (a)	62,366	301,228
Allegheny Technologies Inc.	29,145	526,650
American Vanguard Corp.	7,413	119,053
Ampco-Pittsburgh Corp.	2,461	27,292
Balchem Corp.	8,365	648,538
Boise Cascade Co. (a)	10,449	265,405
Calgon Carbon Corp.	13,340	202,368
Carpenter Technology Corp.	12,481	514,966
Century Aluminum Co. (a)	14,121	98,141
Chase Corp.	1,887	130,429
Chemours Co., The	48,182	770,912
Chemtura Corp. (a)	16,979	557,081
Clearwater Paper Corp. (a)	4,514	291,920
Cliffs Natural Resources Inc. (a)	58,733	343,588
Codexis Inc. (a)	8,399	37,292
Coeur Mining Inc. (a)	42,814	506,490
Commercial Metals Co.	31,044	502,602
Deltic Timber Corp.	2,797	189,441
Ferro Corp. (a)	22,208	306,692
Ferroglobe PLC	19,356	174,785
Flotek Industries Inc. (a)	14,591	212,153
FutureFuel Corp.	6,273	70,759
GCP Applied Technologies Inc. (a)	18,743	530,802
Gold Resource Corp.	13,014	96,564
Greif Inc. Class A	6,747	334,584
Greif Inc. Class B	1,454	88,098

30	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Handy & Harman Ltd. (a)	1,291	$27,163
Hawkins Inc.	2,466	106,852
Haynes International Inc.	3,691	136,973
HB Fuller Co.	13,077	607,688
Headwaters Inc. (a)	19,081	322,851
Hecla Mining Co.	101,113	576,344
Ingevity Corp. (a)	11,233	517,841
Innophos Holdings Inc.	5,071	197,921
Innospec Inc.	6,228	378,725
Kapstone Paper and Packaging Corp.	22,910	433,457
KMG Chemicals Inc.	2,267	64,224
Koppers Holdings Inc. (a)	5,481	176,379
Kraton Corp. (a)	7,712	270,228
Kronos Worldwide Inc.	5,200	43,108
Louisiana-Pacific Corp. (a)	38,003	715,596
LSB Industries Inc. (a)	5,393	46,272
Materion Corp.	5,855	179,807
Minerals Technologies Inc.	9,254	654,165
Multi Packaging Solutions International Ltd. (a)	5,630	81,128
Myers Industries Inc.	5,966	77,498
Neenah Paper Inc.	4,424	349,540
Olin Corp.	43,574	894,138
Olympic Steel Inc.	2,668	58,963
Omnova Solutions Inc. (a)	11,758	99,238
P. H. Glatfelter Co.	11,310	245,201
PolyOne Corp.	22,099	747,167
Quaker Chemical Corp.	3,395	359,632
Rayonier Advanced Materials Inc.	11,598	155,065
Real Industry Inc. (a)	6,940	42,473
Ryerson Holding Corp. (a)	3,271	36,930
Schnitzer Steel Industries Inc. Class A	6,939	145,025
Schweitzer-Mauduit International Inc.	8,100	312,336
Sensient Technologies Corp.	11,739	889,816
Stepan Co.	5,107	371,075
Stillwater Mining Co. (a)	32,845	438,809
Summit Materials Inc. Class A (a)	20,286	376,305
SunCoke Energy Inc.	16,785	134,616
TerraVia Holdings Inc. (a)	19,562	53,796
TimkenSteel Corp. (a)	11,592	121,136
Trecora Resources (a)	5,000	57,100
Tredegar Corp.	6,499	120,816
Trinseo SA	7,625	431,270
Tronox Ltd. Class A	16,807	157,482
UFP Technologies Inc. (a)	1,613	42,744
United States Lime & Minerals Inc.	786	51,876
US Concrete Inc. (a)	3,848	177,258
Valhi Inc.	4,600	10,580
Worthington Industries Inc.	12,223	587,073

		21,304,928

Real Estate (7.92%)
Acadia Realty Trust	21,048	762,780
Agree Realty Corp.	6,095	301,337
Alexander & Baldwin Inc.	12,284	471,951
Alexander’s Inc.	503	211,059

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
Altisource Portfolio Solutions SA (a)	3,013	$97,621
American Assets Trust Inc.	10,256	444,905
Armada Hoffler Properties Inc.	9,528	127,675
Ashford Hospitality Prime Inc.	5,343	75,336
Ashford Hospitality Trust Inc.	21,073	124,120
AV Homes Inc. (a)	3,652	60,769
Bluerock Residential Growth REIT Inc.	5,535	71,955
CareTrust REIT Inc.	15,259	225,528
CatchMark Timber Trust Inc. Class A	10,808	126,346
CBL & Associates Properties Inc.	42,267	513,121
Cedar Realty Trust Inc.	22,485	161,892
Chatham Lodging Trust	10,089	194,213
Chesapeake Lodging Trust	16,171	370,316
City Office REIT Inc.	6,900	87,837
Colony Starwood Homes	17,439	500,499
Community Healthcare Trust Inc.	3,370	73,870
Consolidated-Tomoka Land Co.	1,272	65,114
CorEnergy Infrastructure Trust Inc.	3,203	93,944
Coresite Realty Corp.	8,863	656,217
Cousins Properties Inc.	54,623	570,264
DiamondRock Hospitality Co.	53,668	488,379
DuPont Fabros Technology Inc.	19,661	811,016
Easterly Government Properties Inc.	9,145	174,487
EastGroup Properties Inc.	8,285	609,445
Education Realty Trust Inc.	19,183	827,555
Farmland Partners Inc.	3,601	40,331
FelCor Lodging Trust Inc.	35,806	230,233
First Industrial Realty Trust Inc.	30,619	864,068
First Potomac Realty Trust	15,644	143,143
Forestar Group Inc. (a)	8,700	101,877
Four Corners Property Trust Inc.	7,672	163,644
Franklin Street Properties Corp.	28,169	354,929
FRP Holdings Inc. (a)	1,800	55,926
Geo Group Inc., The	19,874	472,604
Getty Realty Corp.	7,213	172,607
Gladstone Commercial Corp.	6,421	119,623
Global Net Lease Inc.	46,390	378,542
Gramercy Property Trust	111,063	1,070,647
Griffin Industrial Realty Inc.	289	9,158
Healthcare Realty Trust Inc.	29,733	1,012,706
Hersha Hospitality Trust	10,984	197,932
HFF Inc. Class A	9,231	255,606
Hudson Pacific Properties Inc.	24,659	810,541
Independence Realty Trust Inc.	11,510	103,590
InfraREIT Inc. (a)	11,387	206,560
Investors Real Estate Trust	33,333	198,331
Kennedy-Wilson Holdings Inc.	21,863	493,011
Kite Realty Group Trust	21,889	606,763
LaSalle Hotel Properties	28,234	673,946
Lexington Realty Trust	60,649	624,685
LTC Properties Inc.	10,006	520,212
Mack-Cali Realty Corp.	23,641	643,508
Marcus & Millichap Inc. (a)	3,821	99,919
Medical Properties Trust Inc.	62,441	922,254
Monmouth Real Estate Investment Corp. Class A	17,060	243,446
Monogram Residential Trust Inc.	45,655	485,769

See accompanying notes to schedules of investments.	31

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
National Health Investors Inc.	9,956	$781,347
National Storage Affiliates Trust	9,208	192,816
New Senior Investment Group Inc.	20,291	234,158
New York REIT Inc.	44,625	408,319
NexPoint Residential Trust Inc.	3,580	70,383
NorthStar Realty Europe Corp.	16,526	180,960
One Liberty Properties Inc.	3,687	89,078
Parkway Properties Inc.	21,299	362,296
Pebblebrook Hotel Trust	19,142	509,177
Pennsylvania Real Estate Investment Trust	17,907	412,398
Physicians Realty Trust	35,767	770,421
Potlatch Corp.	10,742	417,756
Preferred Apartment Communities Inc. Class A	6,101	82,425
PS Business Parks Inc.	5,221	592,949
QTS Realty Trust Inc. Class A	12,275	648,734
RAIT Financial Trust	24,094	81,438
Ramco-Gershenson Properties Trust	21,123	395,845
RE/MAX Holdings Inc. Class A	4,700	205,766
Retail Opportunity Investments Corp.	28,386	623,357
Rexford Industrial Realty Inc.	17,445	399,316
RLJ Lodging Trust	32,396	681,288
RMR Group Inc., The Class A	1,869	70,910
Ryman Hospitality Properties Inc.	11,603	558,800
Sabra Health Care REIT Inc.	17,125	431,207
Saul Centers Inc.	2,827	188,278
Select Income REIT	17,188	462,357
Seritage Growth Properties Class A	6,690	339,049
Silver Bay Realty Trust Corp.	9,175	160,838
STAG Industrial Inc.	18,314	448,876
Stratus Properties Inc. (a)	1,721	41,992
Summit Hotel Properties Inc.	22,874	301,022
Sunstone Hotel Investors Inc.	57,325	733,187
Tejon Ranch Co. (a)	3,636	88,428
Terreno Realty Corp.	12,262	337,328
Tier REIT Inc.	13,174	203,407
Trinity Place Holdings Inc. (a)	5,830	57,017
UMH Properties Inc.	7,732	92,165
Universal Health Realty Income Trust	371	23,380
Urban Edge Properties	23,973	674,600
Urstadt Biddle Properties Inc. Class A	5,627	125,032
Washington Prime Group Inc.	49,467	612,401
Washington Real Estate Investment Trust	19,666	612,006
Whitestone REIT	7,074	98,187
Xenia Hotels & Resorts Inc.	27,458	416,813

		36,793,169

Telecommunication Services (0.74%)
ATN International Inc.	2,674	173,917
Boingo Wireless Inc. (a)	8,910	91,595
Cincinnati Bell Inc. (a)	55,755	227,480
Cogent Communications Holdings Inc.	10,817	398,174
Consolidated Communications Holdings Inc.	12,969	327,338
FairPoint Communications Inc. (a)	6,024	90,541

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
General Communication Inc. Class A (a)	7,761	$106,714
Globalstar Inc. (a)	94,722	114,614
Hawaiian Telcom Holdco Inc. (a)	1,724	38,600
IDT Corp. Class B	4,305	74,218
Inteliquent Inc.	8,400	135,576
Intelsat SA (a)	6,700	18,157
Iridium Communications Inc. (a)	21,910	177,690
Leap Wireless International Inc. Contingent Value Rights (a) (b)	13,674	25,885
Lumos Networks Corp. (a)	5,550	77,700
NII Holdings Inc. (a)	13,946	46,440
Orbcomm Inc. (a)	16,700	171,175
pdvWireless Inc. (a)	2,601	59,563
Shenandoah Telecommunications Co.	12,231	332,806
Spok Holdings Inc.	5,566	99,186
Straight Path Communications Inc. Class B (a)	2,583	66,151
Vonage Holdings Corp. (a)	51,059	337,500
Windstream Holdings Inc.	25,831	259,600

		3,450,620

Utilities (3.74%)
ALLETE Inc.	12,904	769,336
American States Water Co.	9,456	378,713
Artesian Resources Corp. Class A	1,986	56,680
Atlantic Power Corp.	33,973	83,913
Atlantica Yield PLC	16,065	305,396
Avista Corp.	16,712	698,394
Black Hills Corp.	13,546	829,286
California Water Service Group	12,475	400,323
Chesapeake Utilities Corp.	3,862	235,814
Connecticut Water Service Inc.	2,859	142,178
Consolidated Water Co. Ltd. Ordinary Shares	3,600	41,832
Delta Natural Gas Company Inc.	1,577	37,611
Dynegy Inc. (a)	31,084	385,131
El Paso Electric Co.	10,522	492,114
Empire District Electric Co., The	11,441	390,596
Genie Energy Ltd. Class B (a)	3,000	17,700
Global Water Resources Inc.	2,059	16,493
Idacorp Inc.	13,236	1,036,114
MGE Energy Inc.	9,042	510,963
Middlesex Water Co.	4,153	146,352
New Jersey Resources Corp.	22,565	741,486
Northwest Natural Gas Co.	7,082	425,699
NorthWestern Corp.	12,825	737,822
NRG Yield Inc. Class A	9,542	155,725
NRG Yield Inc. Class C	16,771	284,436
ONE Gas Inc.	13,488	834,098
Ormat Technologies Inc.	10,093	488,602
Otter Tail Corp.	9,881	341,784
Pattern Energy Group Inc.	17,495	393,463
PNM Resources Inc.	21,021	687,807
Portland General Electric Co.	23,490	1,000,439
SJW Corp.	4,274	186,688

32	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
South Jersey Industries Inc.	21,164	$625,396
Southwest Gas Corp.	12,490	872,551
Spark Energy Inc. Class A	1,206	35,131
Spire Inc.	11,885	757,550
Talen Energy Corp. (a)	21,823	302,249
TerraForm Global Inc. Class A	23,572	96,881
TerraForm Power Inc. Class A	23,203	322,754
Unitil Corp.	3,637	142,061
Vivint Solar Inc. (a)	8,937	28,241
WGL Holdings Inc.	13,296	833,659
York Water Co., The	3,300	97,879

		17,367,340

Total Common Stocks
(cost $351,816,029)		456,943,163

	Shares	Value
Short-term Investments (1.60%)
JPMorgan U.S. Government Money Market Fund Agency Shares	1,008	$1,008
JPMorgan U.S. Government Money Market Fund Capital Shares	7,431,176	7,431,176

Total Short-term Investments
(cost $ 7,432,184)		7,432,184

TOTAL INVESTMENTS (99.92%)
(cost $ 359,248,213)		464,375,347
CASH (c) AND OTHER ASSETS, NET OF LIABILITIES (0.08%)		359,130

NET ASSETS (100.00%)		$464,734,477

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At September 30, 2016, cash in the amount of $446,000 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	66	December 2016	$8,245,936	$8,238,780	($7,156)

See accompanying notes to schedules of investments.	33

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (a) (98.49%)
Australia (7.28%)
AGL Energy Ltd.	14,565	$213,235
Alumina Ltd.	55,470	62,451
Amcor Ltd.	24,555	285,999
AMP Ltd.	62,421	253,764
APA Group	24,895	163,101
Aristocrat Leisure Ltd.	11,883	144,579
ASX Ltd.	4,061	150,453
Aurizon Holdings Ltd.	42,875	155,021
AusNet Services	46,760	58,937
Australia & New Zealand Banking Group Ltd.	61,174	1,303,105
Bank of Queensland Ltd.	8,455	74,053
Bendigo and Adelaide Bank Ltd.	9,322	77,315
BGP Holdings PLC (b) (c)	183,756	0
BHP Billiton Ltd.	66,606	1,153,781
Boral Ltd.	15,035	78,212
Brambles Ltd.	33,613	309,829
Caltex Australia Ltd.	4,839	127,937
Challenger Ltd.	11,648	91,212
CIMIC Group Ltd.	2,074	45,934
Coca-Cola Amatil Ltd.	11,437	90,182
Cochlear Ltd.	1,237	134,082
Commonwealth Bank of Australia	35,889	2,001,285
Computershare Ltd.	9,303	73,787
Crown Resorts Ltd.	7,339	74,031
CSL Ltd.	9,395	772,555
Dexus Property Group	20,341	142,968
Domino’s Pizza Enterprises Ltd.	1,181	63,989
DUET Group	47,841	92,108
Flight Centre Travel Group Ltd.	1,064	29,786
Fortescue Metals Group Ltd.	34,994	133,942
Goodman Group	37,022	207,497
GPT Group	37,760	147,039
Harvey Norman Holdings Ltd.	11,319	45,309
Healthscope Ltd.	37,570	88,739
Incitec Pivot Ltd.	34,102	74,118
Insurance Australia Group Ltd.	51,728	217,851
James Hardie Industries PLC	9,643	150,974
LendLease Group	11,207	121,444
Macquarie Group Ltd.	6,536	413,366
Medibank Private Ltd.	59,710	113,747
Mirvac Group	77,776	134,085
National Australia Bank Ltd.	55,220	1,187,008
Newcrest Mining Ltd.	16,587	279,991
Oil Search Ltd.	27,744	152,801
Orica Ltd.	7,280	85,283
Origin Energy Ltd.	38,518	162,442
Platinum Asset Management Ltd.	4,603	17,812
Qantas Airways Ltd.	12,046	28,932
QBE Insurance Group Ltd.	28,216	201,900
Ramsay Health Care Ltd.	3,074	187,049
REA Group Ltd.	1,046	45,496
Rio Tinto Ltd.	8,882	353,330
Santos Ltd.	32,024	90,259
Scentre Group	111,883	403,918
Seek Ltd.	6,996	83,868
Sonic Healthcare Ltd.	7,802	132,120

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
South32 Ltd.	112,022	$208,721
Stockland	50,751	185,871
Suncorp Group Ltd.	26,771	249,757
Sydney Airport	24,031	128,808
Tabcorp Holding Ltd.	16,390	62,763
Tatts Group Ltd.	31,663	88,991
Telstra Corp. Ltd.	90,041	359,004
TPG Telecom Ltd.	7,255	48,143
Transurban Group	41,857	365,801
Treasury Wine Estates Ltd.	14,499	123,048
Vicinity Centres	71,161	173,545
Vocus Communications Ltd.	10,211	48,970
Wesfarmers Ltd.	23,774	805,965
Westfield Corp.	41,485	310,415
Westpac Banking Corp.	69,971	1,591,991
Woodside Petroleum Ltd.	15,923	353,057
Woolworths Ltd.	26,810	479,999

		19,068,860

Austria (0.19%)
Andritz AG	1,650	89,788
Erste Group Bank AG	6,092	180,394
Immoeast AG Interim Shares (b) (c)	8,216	0
Immofinanz AG Interim Shares (b) (c)	7,204	0
OMV AG	3,698	106,473
Raiffeisen Bank International AG (b)	2,187	33,289
VoestAlpine AG	2,369	81,899

		491,843

Belgium (1.36%)
Ageas	4,222	154,371
Anheuser-Busch InBev SA/NV	16,704	2,196,706
Colruyt SA	1,375	76,361
Groupe Bruxelles Lambert SA	1,687	149,743
KBC Group NV (b)	5,360	312,894
Proximus SA	3,216	96,210
Solvay SA	1,608	186,322
Telenet Group Holding NV (b)	1,033	53,962
UCB SA	2,698	208,840
Umicore SA	2,073	130,162

		3,565,571

Denmark (1.74%)
A P Moller-Maersk A/S Class A	76	106,778
A P Moller-Maersk A/S Class B	138	202,984
Carlsberg A/S Class B	2,230	213,130
Chr. Hansen Holding A/S	2,244	133,663
Coloplast A/S Class B	2,527	196,528
Danske Bank A/S	14,065	411,484
DSV A/S	3,699	184,562
Genmab A/S (b)	1,167	199,735
ISS A/S	3,443	143,073
Novo Nordisk A/S Class B	40,204	1,675,650
Novozymes A/S B Shares	4,994	220,265
Pandora A/S	2,226	269,612
TDC A/S (b)	16,066	94,619

34	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Tryg A/S	2,594	$52,121
Vestas Wind Systems A/S	4,683	386,832
William Demant Holding A/S (b)	2,790	56,937

		4,547,973

Finland (0.99%)
Elisa OYJ	3,002	110,634
Fortum OYJ	9,264	149,705
Kone Corp. OYJ Class B	7,251	368,111
Metso OYJ	2,272	66,302
Neste OYJ	2,616	111,588
Nokia OYJ	122,461	709,827
Nokian Renkaat OYJ	2,334	85,098
Orion OYJ Class B	2,131	84,012
Sampo OYJ A Shares	9,394	417,351
Stora Enso OYJ R Shares	11,110	98,693
UPM-Kymmene OYJ	11,495	242,712
Wartsila OYJ Class B	3,287	147,977

		2,592,010

France (9.61%)
Accor SA	3,674	145,782
Aeroports de Paris (ADP)	626	62,116
Air Liquide SA	8,183	877,517
Airbus Group SE	12,360	749,648
Alstom SA (b)	3,114	82,398
ArcelorMittal (b)	38,317	233,671
Arkema	1,517	140,447
AtoS	1,695	182,481
AXA SA	40,792	867,326
BNP Paribas SA	22,183	1,140,950
Bollore	17,607	61,294
Bouygues SA	4,154	137,760
Bureau Veritas SA	5,918	126,971
Capgemini SA	3,449	338,152
Carrefour SA	11,468	297,346
Casino Guichard Perrachon SA	1,133	55,148
Christian Dior SE	1,190	213,423
Cie Generale des Etablissements Michelin Class B	3,844	425,665
CNP Assurances	3,501	58,820
Compagnie de Saint-Gobain	10,053	434,993
Credit Agricole SA	22,643	223,348
Danone	12,456	924,893
Dassault Systemes SA	2,712	235,430
Edenred	4,437	103,682
Eiffage SA	1,196	92,946
Electricite de France	5,446	66,290
Engie	30,807	477,653
Essilor International SA	4,301	554,809
Eurazeo SA	847	49,137
Eutelsat Communications	3,828	79,229
Fonciere des Regions	704	65,601
Gecina SA	869	136,945
Groupe Eurotunnel SE	9,570	103,666
Hermes International	554	225,539
ICADE	783	61,096

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Iliad SA	548	$115,045
Imerys SA	755	54,531
Ingenico Group	1,121	98,014
JC Decaux SA	1,523	49,246
Kering	1,566	315,992
Klepierre	4,651	213,494
Lagardere SCA	2,491	63,436
Legrand SA	5,305	312,725
L’Oreal SA	5,309	1,003,450
LVMH Moet Hennessy Louis Vuitton SE	5,847	996,977
Natixis SA	19,396	90,499
Orange	41,451	649,435
Pernod Ricard SA	4,487	531,414
Peugeot SA (b)	9,785	149,425
Publicis Groupe	4,048	306,303
Remy Cointreau SA	463	39,510
Renault SA	4,102	337,468
Rexel SA	6,135	93,978
Safran SA	6,594	474,254
Sanofi	24,253	1,846,888
Schneider Electric SE (Paris)	11,689	813,131
SCOR SE	3,435	106,822
SES	7,015	172,252
SFR Group SA	2,233	65,774
Societe BIC SA	657	97,137
Societe Generale	15,952	551,847
Sodexo	1,976	235,381
STMicroelectronics NV	12,500	102,161
Suez	6,960	115,016
Technip SA	2,417	148,583
Thales SA	2,229	205,248
Total SA	46,565	2,214,658
Unibail-Rodamco SE (Amsterdam)	2,080	560,836
Valeo SA	5,142	300,132
Veolia Environnement	9,524	219,448
Vinci SA	10,542	807,288
Vivendi	24,859	501,716
Wendel	630	73,520
Zodiac Aerospace	4,586	111,612

		25,176,818

Germany (8.36%)
Adidas AG	3,947	686,481
Allianz SE Reg.	9,461	1,406,000
Axel Springer SE	977	50,065
BASF SE	19,282	1,651,026
Bayer AG Reg.	17,371	1,744,573
Bayerische Motoren Werke (BMW) AG	7,000	589,366
Beiersdorf AG	2,114	199,547
Brenntag AG	3,186	174,111
Commerzbank AG	21,919	141,617
Continental AG	2,331	491,144
Covestro AG (d)	1,418	83,914
Daimler AG Registered Shares	20,162	1,421,977
Deutsche Bank AG Reg. (b)	29,249	381,209
Deutsche Boerse AG (b)	4,127	334,981

See accompanying notes to schedules of investments.	35

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Deutsche Lufthansa AG Reg.	5,111	$56,979
Deutsche Post AG	20,505	641,980
Deutsche Telekom AG	67,501	1,134,050
Deutsche Wohnen AG	7,088	257,919
E.ON SE	42,463	301,805
Evonik Industries AG	2,856	96,688
Fraport AG	842	46,083
Fresenius Medical Care AG & Co. KGaA	4,686	409,959
Fresenius SE & Co. KGaA	8,577	685,144
GEA Group AG	3,722	206,932
Hannover Rueck SE	1,306	139,997
HeidelbergCement AG	2,989	282,675
Henkel AG & Co. KGaA	2,124	247,730
Hochtief AG	417	58,849
Hugo Boss AG	1,323	73,235
Infineon Technologies AG	24,094	429,632
K+S AG Reg.	4,041	76,733
Lanxess AG	1,841	114,597
Linde AG	3,791	644,169
MAN AG	807	85,117
Merck KGaA	2,748	296,412
Metro AG	3,642	108,407
Muenchener Rueckversicherungs-Gesellschaft AG Reg.	3,373	629,961
Osram Licht AG	1,810	106,331
ProSiebenSat.1 Media SE	4,598	197,140
QIAGEN NV (b)	4,488	123,748
RTL Group SA	894	74,269
RWE AG (b)	10,068	173,869
SAP SE	20,380	1,863,798
Siemens AG Reg.	16,103	1,888,241
Symrise AG	2,550	187,003
Telefonica Deutschland Holding AG	16,733	67,466
ThyssenKrupp AG	7,559	180,606
United Internet AG Reg.	2,618	115,943
Volkswagen AG	640	92,674
Vonovia SE	9,976	378,182
Zalando SE (b) (d)	1,700	71,028

		21,901,362

Hong Kong (3.48%)
AIA Group Ltd.	255,442	1,717,781
ASM Pacific Technology Ltd.	4,692	38,837
Bank of East Asia Ltd., The	25,198	102,846
BOC Hong Kong Holdings Ltd.	77,000	261,985
Cathay Pacific Airways Ltd.	23,494	32,843
Cheung Kong Infrastructure Holdings Ltd.	13,611	117,394
Cheung Kong Property Holdings Ltd.	57,581	423,557
CK Hutchison Holdings Ltd.	56,581	723,232
CLP Holdings Ltd.	36,505	378,084
First Pacific Company Ltd.	44,353	31,681
Galaxy Entertainment Group Ltd.	47,880	182,075
Hang Lung Properties Ltd.	45,000	102,075

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Hang Seng Bank Ltd.	15,643	$280,812
Henderson Land Development Co. Ltd.	24,029	143,375
HK Electric Investments (d)	54,000	53,151
HKT Trust and HKT Ltd.	53,100	74,807
Hong Kong & China Gas Co. Ltd.	167,330	317,726
Hong Kong Exchanges & Clearing Ltd.	24,179	639,905
Hongkong Land Holdings Ltd.	24,200	172,420
Hysan Development Co. Ltd.	11,916	56,065
Jardine Matheson Holdings Ltd.	5,300	321,692
Kerry Properties Ltd.	12,328	40,501
Li & Fung Ltd.	115,240	59,380
Link REIT	47,262	348,892
Melco Crown Entertainment Ltd. ADR	3,909	62,974
MGM China Holdings Ltd.	17,454	30,520
MTR Corporation Ltd.	30,526	168,687
New World Development Company Ltd.	109,782	143,956
NWS Holdings Ltd.	31,908	53,472
PCCW Ltd.	83,704	51,554
Power Assets Holdings Ltd.	30,482	298,287
Sands China Ltd.	50,772	222,540
Shangri-La Asia Ltd.	26,974	29,648
Sino Land Co. Ltd.	64,316	114,632
SJM Holdings Ltd.	38,022	28,177
Sun Hung Kai Properties Ltd.	31,099	472,790
Swire Pacific Ltd. Class A	12,321	133,439
Swire Properties Ltd.	23,996	70,576
Techtronic Industries Company Ltd.	27,999	109,680
WH Group Ltd. (d)	120,500	97,393
Wharf Holdings Ltd., The	27,700	203,223
Wheelock and Co. Ltd.	18,104	107,534
Wynn Macau Ltd.	29,936	49,969
Yue Yuen Industrial Holdings Ltd.	14,000	57,860

		9,128,027

Ireland (0.45%)
Bank of Ireland (b)	600,703	125,590
CRH PLC (Dublin)	17,362	576,522
Kerry Group PLC Class A (Dublin)	3,381	281,594
Paddy Power Betfair PLC	1,739	196,639

		1,180,345

Israel (0.69%)
Azrieli Group Ltd.	804	35,225
Bank Hapoalim B.M.	21,941	124,587
Bank Leumi Le-Israel (b)	30,193	114,909
Bezeq The Israeli Telecommunication Corporation Ltd.	43,769	82,582
Check Point Software Technologies Ltd. (b)	2,751	213,505
Israel Chemicals Ltd.	11,028	42,960
Mizrahi Tefahot Bank Ltd.	2,374	30,193
Mobileye NV (b)	3,663	155,934
NICE Ltd.	1,321	87,960
Taro Pharmaceutical Industries Ltd. (b)	319	35,253

36	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Israel (Cont.)
Teva Pharmaceutical Industries Ltd.	19,318	$896,642

		1,819,750

Italy (1.87%)
Assicurazioni Generali SpA	24,418	297,996
Atlantia SpA	8,677	220,375
CNH Industrial NV	21,734	155,625
Enel SpA	167,287	745,551
Eni SpA	53,384	769,278
EXOR SpA	2,455	99,406
Ferrari NV (Italy)	2,613	135,786
Fiat Chrysler Automobiles NV (Italy)	18,568	118,022
Intesa Sanpaolo	265,395	589,204
Intesa Sanpaolo RSP	19,708	41,348
Luxottica Group SpA	3,728	178,061
Mediobanca SpA	13,432	87,420
Poste Italiane SpA (d)	10,574	72,548
Prysmian SpA	4,634	121,344
Saipem SpA (b)	121,693	51,558
Snam SpA	53,633	297,388
Telecom Italia RNC SpA	120,735	81,960
Telecom Italia SpA (b)	209,690	174,231
Tenaris SA	9,773	139,199
Terna - Rete Elettrica Nationale SpA	37,192	191,708
UBI Banca - Unione di Banche
Italiane SpA	18,621	42,917
UniCredit SpA	106,267	247,699
UnipolSai SpA	28,330	46,127

		4,904,751

Japan (23.68%)
ABC-Mart Inc.	700	47,660
ACOM Co. Ltd. (b)	9,100	42,902
Aeon Co. Ltd.	13,900	205,662
Aeon Credit Service Co. Ltd.	2,300	40,253
Aeon Mall Co. Ltd.	2,100	33,174
Air Water Inc.	2,769	52,289
Aisin Seiki Co. Ltd.	3,800	174,092
Ajinomoto Co. Inc.	12,000	267,557
Alfresa Holdings Corp.	3,600	76,228
All Nippon Airways Co. Ltd.	25,000	67,918
Alps Electric Co. Ltd.	4,200	101,381
Amada Holdings Co. Ltd.	7,000	72,816
Aozora Bank Ltd.	25,000	86,169
Asahi Glass Co. Ltd.	21,000	135,785
Asahi Group Holdings Ltd.	8,300	302,346
Asahi Kasei Corp.	26,000	207,198
ASICS Corp.	3,400	68,504
Astellas Pharma Inc.	44,700	698,172
Bandai Namco Holdings Inc.	4,200	128,554
Bank of Kyoto Ltd., The	7,000	51,239
Benesse Holdings Inc.	1,300	33,204
Bridgestone Corp.	13,700	504,759
Brother Industries Ltd.	5,100	89,666
CALBEE Inc.	1,600	60,621
Canon Inc.	22,600	656,131
Casio Computer Co. Ltd.	5,200	72,805

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Central Japan Railway Co.	3,000	$513,615
Chiba Bank Ltd., The	14,000	79,509
Chubu Electric Power Co. Inc.	13,500	196,431
Chugai Pharmaceutical Co. Ltd.	4,700	169,878
Chugoku Bank Ltd., The	3,000	36,594
Chugoku Electric Power Company Inc., The	4,900	61,614
Concordia Financial Group Ltd.	23,000	100,355
Credit Saison Co. Ltd.	2,800	46,486
Cyberdyne Inc. (b)	2,000	31,323
Dai Nippon Printing Co. Ltd.	11,000	107,906
Daicel Chemical Industries Ltd.	5,700	72,031
Dai-ichi Life Insurance Company Ltd.	22,000	301,829
Daiichi Sankyo Co. Ltd.	12,840	308,525
Daikin Industries Ltd.	5,000	466,579
Daito Trust Construction Co. Ltd.	1,500	239,909
Daiwa House Industry Co. Ltd.	12,000	329,336
Daiwa House REIT Investment Co.	29	85,013
Daiwa Securities Group Inc.	34,000	191,430
Denso Corp.	10,300	411,017
Dentsu Inc.	4,416	224,764
Don Quijote Holdings Co. Ltd.	2,400	88,045
East Japan Railway Co.	7,113	642,048
Eisai Co. Ltd.	5,200	325,226
Electric Power Development Co. Ltd.	3,200	76,910
FamilyMart UNY Holdings Co. Ltd.	1,700	113,486
Fanuc Corp.	4,100	692,553
Fast Retailing Co. Ltd.	1,100	354,227
Fuji Electric Co. Ltd.	13,000	59,746
Fuji Heavy Industries Ltd.	12,400	465,242
FUJIFILM Holdings Corp.	9,200	340,794
Fujitsu Ltd.	38,000	204,502
Fukuoka Financial Group Inc.	15,000	62,345
GungHo Online Entertainment Inc.	8,300	20,395
Hachijuni Bank Ltd., The	7,549	39,316
Hakuhodo DY Holdings Inc.	5,100	59,773
Hamamatsu Photonics KK	3,100	95,373
Hankyu Hanshin Holdings Inc.	4,800	165,499
Hikari Tsushin Inc.	400	37,144
Hino Motors Ltd.	5,000	53,421
Hirose Electric Co. Ltd.	600	78,889
Hiroshima Bank Ltd., The	11,000	45,628
Hisamitsu Pharmaceutical Co. Inc.	1,100	59,455
Hitachi Chemical Co. Ltd.	1,900	43,656
Hitachi Construction Machinery Co. Ltd.	2,100	41,876
Hitachi High-Technologies Corp.	1,600	64,050
Hitachi Ltd.	102,000	478,031
Hitachi Metals Ltd.	4,000	49,209
Hokuriku Electric Power Co.	4,100	49,963
Honda Motor Co. Ltd.	34,400	992,794
Hoshizaki Corp.	1,000	91,256
Hoya Corp.	8,600	345,959
Hulic Company Ltd.	6,500	66,412
Idemitsu Kosan Co. Ltd.	2,200	45,549
IHI Corp.	28,000	81,374
Iida Group Holdings Co. Ltd.	3,300	66,405

See accompanying notes to schedules of investments.	37

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
INPEX Corp.	19,600	$178,212
Isetan Mitsukoshi Holdings Ltd.	6,940	68,334
Isuzu Motors Ltd.	12,000	141,253
Itochu Corp.	32,000	402,866
Iyo Bank Ltd., The	5,000	30,278
J. Front Retailing Co. Ltd.	4,800	62,851
Japan Airlines Co. Ltd.	2,600	76,428
Japan Airport Terminal Co. Ltd.	800	30,591
Japan Exchange Group Inc.	11,400	178,251
Japan Post Bank Co. Ltd.	8,200	97,439
Japan Post Holdings Co. Ltd.	9,100	114,398
Japan Prime Realty Investment Corp.	19	85,782
Japan Real Estate Investment Corp.	29	173,418
Japan Retail Fund Investment Corp.	54	133,184
Japan Tobacco Inc.	23,000	941,509
JFE Holdings Inc.	11,100	162,265
JGC Corp.	4,000	69,634
Joyo Bank Ltd., The (c)	12,000	49,962
JSR Corp.	3,700	58,155
JTEKT Corp.	4,900	73,598
JX Holdings Inc.	45,900	185,783
Kajima Corp.	18,000	125,962
Kakaku.com Inc.	2,900	52,513
Kamigumi Co. Ltd.	5,000	43,620
Kaneka Corp.	6,000	47,505
Kansai Electric Power Company Inc., The (b)	15,500	141,010
Kansai Paint Co. Ltd.	5,000	109,603
Kao Corp.	10,700	604,957
Kawasaki Heavy Industries Ltd.	29,000	89,848
KDDI Corp.	38,400	1,189,709
Keihan Holdings Co. Ltd.	10,000	69,941
Keikyu Corp.	9,000	93,910
Keio Corp.	13,000	113,682
Keisei Electric Railway Co. Ltd.	3,000	75,007
Keyence Corp.	870	637,439
Kikkoman Corp.	3,000	96,080
Kintetsu Group Holdings Co. Ltd.	38,000	159,485
Kirin Holdings Co. Ltd.	17,400	289,183
Kobe Steel Ltd. (b)	6,100	55,327
Koito Manufacturing Company Ltd.	2,424	117,975
Komatsu Ltd.	19,800	454,196
Konami Holdings Corp.	2,000	77,281
Konica Minolta Holdings Inc.	9,000	76,215
KOSE Corp.	600	61,438
Kubota Corp.	22,400	339,035
Kuraray Co. Ltd.	7,500	111,262
Kurita Water Industries Ltd.	2,000	47,523
Kyocera Corp.	6,800	326,762
Kyowa Hakko Kirin Co. Ltd.	5,700	90,033
Kyushu Electric Power Co. Inc.	9,500	89,169
Kyushu Financial Group Inc.	7,000	47,694
Lawson Inc.	1,300	102,696
LIXIL Group Corp.	5,800	124,257
M3 Inc.	4,000	136,922
Mabuchi Motor Co. Ltd.	1,000	55,491
Makita Corp.	2,400	170,999

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Marubeni Corp.	35,400	$181,853
Marui Group Co. Ltd.	4,500	59,444
Maruichi Steel Tube Ltd.	1,000	34,578
Mazda Motor Corp.	11,800	181,033
McDonald’s Holdings Company (Japan) Ltd.	1,300	38,292
Medipal Holdings Corp.	3,400	58,936
MEIJI Holdings Company Ltd.	2,400	238,297
Minebea Co. Ltd.	7,600	71,878
Miraca Holdings Inc.	1,090	54,351
Mitsubishi Chemical Holdings Corp.	27,500	172,408
Mitsubishi Corp.	31,600	720,355
Mitsubishi Electric Corp.	41,000	525,485
Mitsubishi Estate Company Ltd.	26,000	487,931
Mitsubishi Gas Chemical Co. Inc.	3,500	50,110
Mitsubishi Heavy Industries Ltd.	65,000	271,902
Mitsubishi Logistics Corp.	2,000	28,925
Mitsubishi Materials Corp.	2,400	65,646
Mitsubishi Motors Corp.	15,500	72,405
Mitsubishi Tanabe Pharma Corp.	5,000	107,092
Mitsubishi UFJ Financial Group Inc.	264,200	1,338,459
Mitsubishi UFJ Lease & Finance Co. Ltd.	9,500	43,595
Mitsui & Co. Ltd.	36,200	501,692
Mitsui Chemicals Inc.	20,000	95,135
Mitsui Fudosan Co. Ltd.	19,000	404,214
Mitsui OSK Lines Ltd.	24,000	55,809
mixi Inc.	1,000	36,231
Mizuho Financial Group Inc.	495,229	834,678
MS&AD Insurance Group Holdings Inc.	10,700	298,222
Murata Manufacturing Co. Ltd.	4,000	522,132
Nabtesco Corp.	2,345	66,435
Nagoya Railroad Co. Ltd.	18,000	97,950
NEC Corp.	52,000	134,120
Nexon Co. Ltd.	3,700	58,122
NGK Insulators Ltd.	5,000	103,903
NGK Spark Plug Co. Ltd.	3,700	65,380
NH Foods Ltd.	4,000	96,630
NHK Spring Co. Ltd.	3,000	29,083
Nidec Corp.	5,000	462,166
Nikon Corp.	7,000	104,540
Nintendo Co. Ltd.	2,400	642,606
Nippon Building Fund Inc.	31	196,411
Nippon Electric Glass Co. Ltd.	7,500	38,834
Nippon Express Co. Ltd.	18,000	84,150
Nippon Paint Co. Ltd.	3,400	113,774
Nippon Prologis REIT Inc.	32	80,936
Nippon Steel Corp.	16,800	344,742
Nippon Telegraph & Telephone Corp.	14,600	667,745
Nippon Yusen KK	33,000	61,787
Nissan Motor Co. Ltd.	52,400	513,985
Nisshin Seifun Group Inc.	4,100	62,495
Nissin Foods Holdings Co. Ltd.	1,400	85,091
Nitori Holdings Co. Ltd.	1,700	203,784
Nitto Denko Corp.	3,400	220,816
NOK Corp.	2,000	43,763
Nomura Holdings Inc.	77,700	348,215

38	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nomura Real Estate Holdings Inc.	2,300	$38,878
Nomura Real Estate Master Fund Inc.	72	120,086
Nomura Research Institute Ltd.	2,600	89,737
NSK Ltd.	9,500	97,401
NTT Data Corp.	2,600	129,855
NTT DoCoMo Inc.	29,000	736,687
NTT Urban Development Corp.	2,300	22,221
Obayashi Corp.	14,300	141,838
OBIC Co. Ltd.	1,300	69,223
Odakyu Electric Railway Co. Ltd.	6,500	144,736
Oji Paper Co. Ltd.	16,000	63,417
Olympus Corp.	6,100	213,020
OMRON Corp.	4,000	143,980
Ono Pharmaceutical Co. Ltd.	8,800	245,700
Oracle Corp. Japan	700	39,548
Oriental Land Co. Ltd.	4,600	280,130
Orix Corp.	28,200	416,025
Osaka Gas Co. Ltd.	42,000	176,157
OTSUKA Corp.	1,100	52,246
Otsuka Holdings Co. Ltd.	8,331	379,749
Panasonic Corp.	46,900	469,073
Park24 Co. Ltd.	1,900	61,794
Pola Orbis Holdings Inc.	500	44,758
Rakuten Inc.	20,000	261,066
Recruit Holdings Co Ltd.	5,800	236,600
Resona Holdings Inc.	47,495	199,745
Ricoh Co. Ltd.	14,300	129,407
RINNAI Corp.	700	65,166
Rohm Co. Ltd.	1,900	100,150
Ryohin Keikaku Co. Ltd.	500	100,979
Sankyo Co. Ltd.	1,000	34,164
Santen Pharmaceutical Co. Ltd.	7,800	115,178
SBI Holdings Inc.	4,000	47,778
Secom Co. Ltd.	4,500	336,034
Sega Sammy Holdings Inc.	4,226	60,284
Seibu Holdings Inc.	3,600	59,429
Seiko Epson Corp.	6,200	119,383
Sekisui Chemical Co. Ltd.	9,000	129,440
Sekisui House Ltd.	13,000	221,477
Seven & I Holdings Co. Ltd.	15,980	755,459
Seven Bank Ltd.	13,400	42,919
Shikoku Electric Power Co. Inc.	3,500	34,612
Shimadzu Corp.	5,000	76,308
Shimamura Co. Ltd.	500	60,871
Shimano Inc.	1,600	237,638
Shimizu Corp.	12,000	107,250
Shin-Etsu Chemical Co. Ltd.	8,300	579,114
Shinsei Bank Ltd.	35,000	53,075
Shionogi & Co. Ltd.	6,200	317,648
Shiseido Co. Ltd.	7,900	209,237
Shizuoka Bank Ltd., The	11,000	88,132
Showa Shell Sekiyu KK	4,600	42,762
SMC Corp.	1,200	346,479
Softbank Corp.	20,300	1,315,614
Sohgo Security Services Co. Ltd.	1,500	80,614
Sompo Japan Nipponkoa Holdings Inc.	7,200	213,389

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sony Corp.	26,800	$887,900
Sony Financial Holdings Inc.	3,800	52,333
Stanley Electric Co. Ltd.	3,400	91,928
START TODAY Co. Ltd.	3,600	61,944
Sumitomo Chemical Co. Ltd.	33,000	146,632
Sumitomo Corp.	24,000	268,671
Sumitomo Dainippon Pharma Co. Ltd.	3,000	58,106
Sumitomo Electric Industries Ltd.	15,400	217,705
Sumitomo Heavy Industries Ltd.	11,000	54,351
Sumitomo Metal Mining Co. Ltd.	10,000	138,117
Sumitomo Mitsui Financial Group Inc.	28,189	952,213
Sumitomo Mitsui Trust Holdings Inc.	6,900	225,434
Sumitomo Realty & Development Co. Ltd.	7,000	181,446
Sumitomo Rubber Industries Ltd.	3,800	57,478
Sundrug Co. Ltd.	800	67,151
Suntory Beverage & Food Ltd.	3,100	134,039
Suruga Bank Ltd.	3,500	83,894
Suzuken Co. Ltd.	1,700	56,135
Suzuki Motor Corp.	6,998	234,398
Sysmex Corp.	3,300	244,838
T&D Holdings Inc.	11,800	133,117
Taiheiyo Cement Corp.	26,000	74,814
Taisei Corp.	22,000	165,050
Taisho Pharmaceutical Holdings Co. Ltd.	600	61,495
Taiyo Nippon Sanso Corp.	3,000	31,301
Takashimaya Co. Ltd.	6,000	49,266
Takeda Pharmaceutical Company Ltd.	15,100	723,737
TDK Corp.	2,600	174,198
Teijin Ltd.	3,600	69,840
Terumo Corp.	7,100	273,106
THK Co. Ltd.	2,700	53,110
Tobu Railway Co. Ltd.	22,000	112,069
Toho Co. Ltd.	2,200	73,078
Toho Gas Co. Ltd.	10,000	93,642
Tohoku Electric Power Co. Inc.	10,100	131,714
Tokio Marine Holdings Inc.	14,500	556,075
Tokyo Electric Power Company Holdings Inc. (b)	31,600	136,888
Tokyo Electron Ltd.	3,300	291,667
Tokyo Gas Co. Ltd.	46,000	204,655
Tokyo Tatemono Co. Ltd.	4,000	48,117
Tokyu Corp.	22,000	167,823
Tokyu Fudosan Holdings Corp.	11,100	60,363
TonenGeneral Sekiyu KK	6,000	60,845
Toppan Printing Co. Ltd.	11,000	99,296
Toray Industries Inc.	30,000	292,185
Toshiba Corp. (b)	84,000	280,006
Toto Ltd.	3,000	113,421
Toyo Seikan Kaisha Ltd.	3,100	54,806
Toyo Suisan Kaisha Ltd.	1,600	67,877
Toyoda Gosei Co. Ltd.	1,200	27,900
Toyota Industries Corp.	3,400	157,816
Toyota Motor Corp.	55,700	3,230,959
Toyota Tsusho Corp.	4,400	102,255
Trend Micro Inc.	2,000	69,770

See accompanying notes to schedules of investments.	39

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Tsuruha Holdings Inc.	800	$92,480
Unicharm Corp.	8,500	220,554
United Urban Investment Corp.	58	105,498
USS Co. Ltd.	4,200	71,083
West Japan Railway Co.	3,600	223,323
Yahoo Japan Corp.	30,000	119,664
Yakult Honsha Co. Ltd.	1,700	76,834
Yamada Denki Co. Ltd.	13,600	67,457
Yamaguchi Financial Group Inc.	4,000	42,637
Yamaha Corp.	3,600	116,537
Yamaha Motor Co. Ltd.	5,900	119,200
Yamato Holdings Co. Ltd.	7,500	174,822
Yamazaki Baking Co. Ltd.	3,000	73,767
Yaskawa Electric Corp.	4,900	73,289
Yokogawa Electric Corp.	5,100	67,941
Yokohama Rubber Company Ltd., The	2,000	32,015

		62,051,986

Netherlands (3.35%)
ABN AMRO Group NV CVA (d)	4,482	92,670
Aegon NV	40,520	154,560
AerCap Holdings NV (b)	3,551	136,678
Akzo Nobel NV	5,158	348,886
Altice NV Class A (b)	8,371	149,921
Altice NV Class B (b)	1,799	32,333
ASML Holding NV	7,676	841,219
Coca-Cola European Partners PLC	4,563	181,699
Gemalto NV	1,691	108,341
Heineken Holding NV	2,062	165,198
Heineken NV	4,882	429,133
ING Groep NV	81,588	1,007,254
Koninklijke Ahold Delhaize NV	26,844	611,397
Koninklijke DSM NV	3,766	254,338
Koninklijke KPN NV	71,506	237,238
Koninklijke Philips NV	19,554	578,594
Koninklijke Vopak NV	1,545	81,030
NN Group NV	7,009	215,179
NXP Semiconductors NV (b)	6,159	628,280
OCI NV (b)	1,581	23,301
Randstad Holding NV	2,637	119,911
Reed Elsevier NV	20,154	360,490
Royal Boskalis Westminster NV	1,922	68,405
TNT Express NV (b) (c)	9,689	87,073
Unilever NV CVA	34,232	1,577,178
Wolters Kluwer - CVA	6,494	277,626

		8,767,932

New Zealand (0.19%)
Auckland International Airport Ltd.	18,582	99,596
Contact Energy Ltd.	14,983	54,993
Fletcher Building Ltd.	13,758	107,745
Mercury NZ Ltd.	16,801	37,259
Meridian Energy Ltd.	31,302	59,340
Ryman Healthcare Ltd.	7,066	49,600

	Shares	Value
Common Stocks (Cont.)
New Zealand (Cont.)
Spark New Zealand Ltd.	36,499	$96,025

		504,558

Norway (0.63%)
DnB NOR ASA	20,204	265,617
Gjensidige Forsikring ASA	4,030	75,374
Marine Harvest ASA	7,804	139,989
Norsk Hydro ASA	29,469	127,417
Orkla ASA	17,626	182,522
Schibsted ASA Class A	1,523	44,850
Schibsted ASA Class B	1,790	48,028
Statoil ASA	22,781	382,454
Telenor ASA	15,993	275,014
Yara International ASA	3,632	121,029

		1,662,294

Portugal (0.14%)
Banco Espirito Santo SA Reg. (b) (c)	47,542	0
Energias de Portugal SA	48,947	164,266
Galp Energia SGPS SA	8,842	120,798
Jeronimo Martins SGPS SA	5,271	91,355

		376,419

Singapore (1.26%)
Ascendas Real Estate Investment Trust	56,000	103,683
CapitaLand Commercial Trust Ltd.	43,500	50,875
Capitaland Ltd.	57,300	135,272
CapitaLand Mall Trust	52,300	83,323
City Developments Ltd.	8,000	53,507
Comfortdelgro Corp. Ltd.	48,500	100,322
DBS Group Holdings Ltd.	36,907	418,777
Genting Singapore PLC	123,000	67,972
Global Logistic Properties Ltd.	58,126	80,176
Golden Agri-Resources Ltd.	141,330	36,953
Hutchison Port Holdings Trust	114,000	50,891
Jardine Cycle & Carriage Ltd.	2,514	79,409
Keppel Corp. Ltd.	29,400	117,013
Noble Group Ltd. (b)	190,600	21,477
Oversea-Chinese Banking Corporation Ltd.	64,225	409,316
Sembcorp Industries Ltd.	22,120	42,332
Sembcorp Marine Ltd.	15,800	15,234
Singapore Airlines Ltd.	10,367	80,092
Singapore Exchange Ltd.	16,000	87,272
Singapore Press Holdings Ltd.	4,600	12,892
Singapore Technologies Engineering Ltd.	33,500	79,684
Singapore Telecommunications Ltd.	170,250	497,963
StarHub Ltd.	12,000	30,301
Suntec Real Estate Investment Trust	72,700	91,673
United Overseas Bank Ltd.	28,330	393,044
UOL Group Ltd.	9,094	37,589
Wilmar International Ltd.	40,900	97,104

40	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Yangzijiang Shipbuilding Holdings Ltd.	36,548	$20,218

		3,294,364

Spain (2.99%)
Abertis Infraestructuras SA	13,419	209,060
ACS Actividades de Construccion y Servicios SA	4,584	138,569
Aena SA (d)	1,531	225,991
Amadeus IT Group SA	9,684	483,356
Banco Bilbao Vizcaya Argentaria SA	135,706	821,097
Banco de Sabadell SA	117,650	150,725
Banco Popular Espanol SA	80,580	99,731
Banco Santander SA	303,322	1,345,640
Bankia SA	106,564	87,444
Bankinter SA	16,702	118,836
CaixaBank SA	61,234	154,739
Distribuidora Internacional de Alimentacion SA	14,845	91,927
Enagas SA	469	14,109
Endesa SA	7,530	161,441
Ferrovial SA	11,626	247,550
Gas Natural SDG SA	7,278	149,621
Grifols SA	6,805	146,683
Iberdrola SA	114,762	780,313
Industria de Diseno Textil SA	22,843	846,970
International Consolidated Airlines Group SA	16,395	85,066
Mapfre SA	27,909	78,084
Red Electrica Corporacion SA	1,521	32,818
Repsol SA	24,472	332,433
Telefonica SA	96,242	973,299
Zardoya Otis SA	5,009	48,193

		7,823,695

Sweden (2.78%)
Alfa Laval AB	5,972	93,628
Assa Abloy AB Class B	21,237	431,274
Atlas Copco AB Class A	14,111	424,805
Atlas Copco AB Class B	7,737	211,413
Boliden AB	4,943	116,184
Electrolux AB Series B	5,216	130,644
Getinge AB B Shares	3,999	77,525
Hennes & Mauritz AB (H&M) B Shares	20,124	568,012
Hexagon AB B Shares	5,513	240,761
Husqvarna AB B Shares	8,516	74,324
ICA Gruppen AB	1,632	53,910
Industrivarden AB C Shares	3,318	61,413
Investor AB B Shares	9,708	354,970
Kinnevik AB Class B	5,113	130,400
Lundin Petroleum AB (b)	4,164	76,218
Millicom International Cellular SA SDR	1,326	68,702
Nordea Bank AB	63,698	632,551
Sandvik AB	22,935	252,370
Securitas AB Class B	6,793	113,762
Skandinaviska Enskilda Banken AB Class A	31,248	314,089

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Skanska AB Class B	6,871	$160,525
SKF AB B Shares	8,309	143,491
Svenska Cellulosa AB Class B	12,705	377,095
Svenska Handelsbanken AB A Shares	31,573	434,004
Swedbank AB - A Shares	19,169	450,406
Swedish Match AB	4,057	148,858
Tele2 AB B Shares	6,813	58,810
Telefonaktiebolaget LM Ericsson B Shares	64,591	466,365
Telia Company AB	55,314	247,756
Volvo AB B Shares	32,532	371,446

		7,285,711

Switzerland (8.87%)
ABB Ltd. Reg.	41,242	929,510
Actelion Ltd. Reg.	2,156	374,142
Adecco Group AG Reg.	3,416	192,545
Aryzta AG	1,832	81,490
Baloise Holding AG Reg.	1,048	126,894
Barry Callebaut AG Reg.	42	55,896
Chocoladefabriken Lindt & Sprungli AG Reg.	2	136,518
Chocoladefabriken Lindt & Sprungli AG	21	121,447
Compagnie Financiere Richemont SA Reg.	11,036	673,059
Credit Suisse Group AG Reg.	38,976	512,247
Dufry AG Reg. (b)	910	114,088
Ems-Chemie Holding AG Reg	183	98,364
Galenica AG	79	84,010
Geberit AG Reg.	816	357,686
Givaudan SA Reg.	196	399,589
Julius Baer Group Ltd.	4,792	195,331
Kuehne & Nagel International AG Reg.	1,118	162,475
LafargeHolcim Ltd. Reg.	9,396	508,935
Lonza Group AG Reg.	1,132	216,663
Nestle SA Reg.	66,664	5,264,060
Novartis AG Reg.	46,634	3,680,369
Pargesa Holding SA	544	37,272
Partners Group Holding AG	385	194,516
Roche Holding AG	14,655	3,641,744
Schindler Holding AG	898	168,629
Schindler Holding AG Reg.	508	96,219
SGS SA Reg	114	255,448
Sika AG	46	224,117
Sonova Holding AG Reg.	1,083	153,565
Swatch Group AG Reg., The	1,012	56,347
Swatch Group AG, The	666	188,803
Swiss Life Holding AG Reg.	692	179,451
Swiss Prime Site AG Reg.	1,425	125,143
Swiss Re AG	7,010	633,132
Swisscom AG	554	263,521
Syngenta AG Reg.	1,969	862,309
UBS Group AG	77,407	1,057,415

See accompanying notes to schedules of investments.	41

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Zurich Insurance Group AG	3,168	$817,005

		23,239,954

United Kingdom (18.58%)
3i Group PLC	20,549	173,258
Aberdeen Asset Management PLC	19,006	80,219
Admiral Group PLC	4,505	119,567
Aggreko PLC	5,274	65,021
Anglo American PLC (b)	30,048	374,722
Antofagasta PLC	8,074	54,693
Ashtead Group PLC	10,286	169,043
Associated British Foods PLC	7,526	253,587
AstraZeneca PLC	26,587	1,721,557
Auto Trader Group PLC (d)	20,690	108,767
Aviva PLC	84,626	482,882
Babcock International Group PLC	4,930	66,003
BAE Systems PLC	67,675	459,734
Barclays PLC	350,794	760,528
Barratt Developments PLC	20,324	130,115
Berkeley Group Holdings PLC, The	2,635	88,045
BHP Billiton PLC	44,383	667,456
BP PLC	388,052	2,261,854
British American Tobacco PLC	38,907	2,481,333
British Land Company PLC	20,637	169,036
BT Group PLC	173,302	871,937
Bunzl PLC	6,914	203,883
Burberry Group PLC	9,048	161,455
Capita PLC	13,583	117,665
Carnival PLC	4,051	197,645
Centrica PLC	114,011	337,103
Cobham PLC	34,885	75,892
Coca-Cola HBC AG CDI	3,987	92,624
Compass Group PLC	34,823	674,404
Croda International PLC	2,709	122,241
DCC PLC	1,856	168,630
Diageo PLC	53,112	1,521,317
Direct Line Insurance Group PLC	28,016	132,340
Dixons Carphone PLC	19,951	95,295
easyJet PLC	3,368	43,915
Experian PLC	20,540	410,347
Fresnillo PLC	4,481	105,143
G4S PLC	31,670	93,386
GKN PLC	39,412	163,541
GlaxoSmithKline PLC	102,522	2,183,567
Glencore PLC (b)	258,598	708,086
Hammerson PLC	16,556	126,004
Hargreaves Lansdown PLC	5,824	95,899
Hikma Pharmaceuticals PLC	2,879	75,204
HSBC Holdings PLC	413,683	3,109,557
ICAP PLC	11,328	68,221
IMI PLC	5,889	81,958
Imperial Brands PLC	20,236	1,041,559
Inmarsat PLC	9,145	83,368
InterContinental Hotels Group PLC	4,290	176,813
Intertek Group PLC	3,274	147,801
Intu Properties PLC	19,866	76,164
Investec PLC	11,483	69,998

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
ITV PLC	76,253	$184,969
J Sainsbury PLC	26,461	84,280
Johnson Matthey PLC	3,977	169,636
Kingfisher PLC	47,900	233,707
Land Securities Group PLC	16,093	220,534
Legal & General Group PLC	124,576	353,051
Lloyds Banking Group PLC	1,349,841	953,682
London Stock Exchange Group PLC	6,716	243,371
Marks & Spencer Group PLC	33,925	145,542
Mediclinic International PLC	8,128	97,467
Meggitt PLC	16,406	95,757
Merlin Entertainments PLC (d)	14,392	81,929
Mondi PLC	7,522	158,037
National Grid PLC	78,712	1,111,635
Next PLC	3,112	192,630
Old Mutual PLC	101,521	266,110
Pearson PLC	17,681	172,843
Persimmon PLC	6,286	147,800
Petrofac Ltd.	5,199	60,176
Provident Financial PLC	2,987	117,285
Prudential PLC	54,229	961,299
Randgold Resources Ltd.	1,954	195,838
Reckitt Benckiser Group PLC	13,431	1,264,459
Reed Elsevier PLC (London)	23,582	447,197
Rio Tinto PLC	26,214	871,253
Rolls-Royce Holdings PLC	39,061	364,427
Royal Bank of Scotland Group PLC (b)	70,137	162,372
Royal Dutch Shell PLC Class A	89,054	2,215,475
Royal Dutch Shell PLC Class B	78,914	2,045,898
Royal Mail PLC	18,265	115,903
RSA Insurance Group PLC	21,898	154,657
SABMiller PLC	20,545	1,196,735
Sage Group PLC, The	23,162	221,305
Schroders PLC	2,565	89,573
SEGRO PLC	15,713	92,315
Severn Trent PLC	4,943	160,390
Shire PLC	18,886	1,221,228
Sky PLC	21,791	252,560
Smith & Nephew PLC	18,821	303,552
Smiths Group PLC	8,198	155,618
SSE PLC	21,627	439,151
St. James’s Place PLC	10,691	131,233
Standard Chartered PLC (b)	69,109	562,392
Standard Life PLC	39,819	177,388
Tate & Lyle PLC	10,057	97,621
Taylor Wimpey PLC	66,722	133,082
Tesco PLC (b)	172,141	407,707
Travis Perkins PLC	5,186	103,438
TUI AG (United Kingdom)	10,021	142,398
Unilever PLC	26,845	1,270,308
United Utilities Group PLC	15,049	195,468
Vodafone Group PLC	558,970	1,603,083
Weir Group PLC, The	4,238	93,343
Whitbread PLC	3,936	199,761
William Hill PLC	17,577	69,341
William Morrison Supermarkets PLC	45,044	127,188
Wolseley PLC	5,264	296,060

42	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Worldpay Group PLC (d)	28,417	$108,957
WPP PLC	27,207	639,517

		48,700,313

Total Common Stocks
(cost $218,542,877)		258,084,536

Preferred Stocks (a) (0.54%)
Germany (0.54%)
Bayerische Moteren Werke (BMW) AG, 0.00%	1,162	85,760
Fuchs Petrolub SE, 0.00%	1,674	76,429
Henkel AG & Co. KGaA, 0.00%	3,785	515,142
Porsche Automobil Holding SE, 0.00%	3,177	162,513
Schaeffler AG, 0.00%	3,322	52,608
Volkswagen AG, 0.00%	3,941	519,157

		1,411,609

Total Preferred Stocks
(cost $951,499)		1,411,609

	Shares	Value
Short-term Investments (0.01%)
State Street Institutional U.S. Government Money Market Fund Premier Class	29,978	$29,978

Total Short-term Investments
(cost $29,978)		29,978

TOTAL INVESTMENTS (99.04%)
(cost $219,524,354)		259,526,123
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (0.96%)		2,519,612

NET ASSETS (100.00%)		$262,045,735

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the value of these securities amounted to $996,348 or 0.38% of net assets.

(e)	At September 30, 2016, cash in the amount of $182,008 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

SDR - Swedish Depositary Receipt

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	43

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$77,427,397	29.83
Japanese Yen	62,051,986	23.91
British Pound	48,700,313	18.77
Swiss Franc	23,239,954	8.95
Australian Dollar	19,068,860	7.35
Hong Kong Dollar	8,570,941	3.30
Swedish Krona	7,285,711	2.81
Danish Krone	4,547,973	1.75
Singapore Dollar	3,243,473	1.25
United States Dollar	1,807,605	0.70
Norwegian Krone	1,662,294	0.64
Israeli Shekel	1,415,058	0.55
New Zealand Dollar	504,558	0.19

Total Investments	$259,526,123	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$49,790,603	19.00
Industrials	36,566,779	13.95
Consumer Staples	33,239,616	12.69
Consumer Discretionary	31,729,437	12.11
Health Care	29,507,363	11.26
Materials	19,415,260	7.41
Information Technology	14,330,645	5.47
Energy	12,517,320	4.78
Telecommunication Services	12,471,256	4.76
Real Estate	10,406,738	3.97
Utilities	9,521,128	3.63

Total Stocks	259,496,145	99.03
Short-term Investments	29,978	0.01
Cash and Other Assets, Net of Liabilities	2,519,612	0.96

Net Assets	$262,045,735	100.00%

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	3	December 2016	$306,274	$310,885	$4,611
Euro Stoxx 50	27	December 2016	896,871	908,093	11,222
FTSE 100 Index	7	December 2016	605,295	622,184	16,889
Nikkei 225 Index	7	December 2016	577,930	565,012	(12,918)

Total					$19,804

44	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2016

(Unaudited)

	Shares	Value
Registered Investment Companies (99.82%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (a)	12,756,375	$147,846,383
State Farm Mutual Fund Trust Equity Fund Institutional Shares (a)	23,437,112	224,058,796

Total Registered Investment Companies
(cost $320,142,600)		371,905,179

TOTAL INVESTMENTS (99.82%)
(cost $320,142,600)		371,905,179
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.18%)		652,007

NET ASSETS (100.00%)		$372,557,186

(a)	As of September 30, 2016, investments in issuers considered to be affiliates of the Equity and Bond Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Security	Shares Held at December 31, 2015	Shares Purchased	Shares Sold	Shares Held at September 30, 2016	Value at September 30, 2016
State Farm Mutual Fund Trust Bond Fund Institutional Shares	12,083,292	823,922	150,839	12,756,375	$147,846,383
State Farm Mutual Fund Trust Equity Fund Institutional Shares	20,482,939	3,058,363	104,190	23,437,112	224,058,796

Total					$371,905,179

See accompanying notes to schedules of investments.	45

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (71.75%)
Aerospace/Defense (2.34%)
Northrop Grumman Corp.
5.050%, 08/01/2019	$500,000	$547,016
Precision Castparts Corp.
2.250%, 06/15/2020	1,000,000	1,024,030
Raytheon Co.
3.125%, 10/15/2020	1,500,000	1,591,125
Northrop Grumman Corp.
3.500%, 03/15/2021	500,000	534,532
Lockheed Martin Corp.
3.350%, 09/15/2021	2,000,000	2,142,746
General Dynamics Corp.
2.250%, 11/15/2022	2,000,000	2,046,356
Raytheon Co.
2.500%, 12/15/2022	2,000,000	2,078,224
Northrop Grumman Corp.
3.250%, 08/01/2023	3,000,000	3,205,674
Rockwell Collins Inc.
3.700%, 12/15/2023	500,000	545,138
Raytheon Co.
3.150%, 12/15/2024	2,000,000	2,150,970
Lockheed Martin Corp.
2.900%, 03/01/2025	3,000,000	3,093,732
Precision Castparts Corp.
3.250%, 06/15/2025	1,000,000	1,072,542
General Dynamics Corp.
2.125%, 08/15/2026	1,000,000	983,942

		21,016,027

Agriculture, Foods, & Beverage (4.51%)
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,016,817
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	512,558
Kraft Foods Group Inc.
6.125%, 08/23/2018	369,000	400,396
PepsiCo Inc.
7.900%, 11/01/2018	500,000	567,116
2.250%, 01/07/2019	2,000,000	2,046,394
Mondelez International Inc.
2.250%, 02/01/2019	1,000,000	1,017,188
Coca-Cola Co., The
3.150%, 11/15/2020	1,000,000	1,073,101
Kellogg Co.
4.000%, 12/15/2020	632,000	691,412
Campbell Soup Co.
4.250%, 04/15/2021	2,000,000	2,213,212
Hormel Foods Corp.
4.125%, 04/15/2021	1,000,000	1,105,876
General Mills Inc.
3.150%, 12/15/2021	2,000,000	2,123,128
PepsiCo Inc.
2.750%, 03/05/2022	1,500,000	1,580,402
JM Smucker Co.
3.000%, 03/15/2022	1,000,000	1,047,318
Kraft Foods Group Inc.
3.500%, 06/06/2022	1,500,000	1,593,759

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Sysco Corp.
2.600%, 06/12/2022	$2,000,000	$2,037,900
Campbell Soup Co.
2.500%, 08/02/2022	1,000,000	1,023,862
PepsiCo Inc.
2.750%, 03/01/2023	2,000,000	2,098,210
Coca-Cola Co., The
2.500%, 04/01/2023	2,000,000	2,063,870
Hershey Co.
2.625%, 05/01/2023	1,100,000	1,133,610
Mondelez International Inc.
4.000%, 02/01/2024	1,000,000	1,096,807
JM Smucker Co.
3.500%, 03/15/2025	1,000,000	1,070,967
Campbell Soup Co.
3.300%, 03/19/2025	1,000,000	1,059,239
PepsiCo Inc.
2.750%, 04/30/2025	1,000,000	1,039,547
Kraft Heinz Foods Co.
3.950%, 07/15/2025	2,000,000	2,163,878
PepsiCo Inc.
3.500%, 07/17/2025	1,000,000	1,094,995
2.850%, 02/24/2026	1,000,000	1,047,952
Kellogg Co.
3.250%, 04/01/2026	2,000,000	2,086,234
Coca-Cola Co., The
2.550%, 06/01/2026	1,500,000	1,535,852
Sysco Corp.
3.300%, 07/15/2026	1,000,000	1,036,636
Hershey Co.
2.300%, 08/15/2026	1,000,000	990,714
Coca-Cola Co., The
2.250%, 09/01/2026	1,000,000	993,427

		40,562,377

Automotive (1.67%)
American Honda Finance Corp.
2.125%, 10/10/2018	1,000,000	1,017,895
Daimler Finance NA LLC (a)
2.250%, 03/02/2020	500,000	507,495
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	2,149,758
Toyota Motor Credit Corp.
2.750%, 05/17/2021	2,000,000	2,088,058
Daimler Finance NA LLC (a)
2.000%, 07/06/2021	1,000,000	1,001,669
American Honda Finance Corp.
1.650%, 07/12/2021	500,000	495,536
Toyota Motor Credit Corp.
2.625%, 01/10/2023	2,000,000	2,070,078
Johnson Controls Inc.
3.625%, 07/02/2024	2,000,000	2,138,284
Daimler Finance NA LLC (a)
3.300%, 05/19/2025	1,000,000	1,054,938
BMW US Capital LLC (a)
2.800%, 04/11/2026	500,000	510,730

46	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Automotive (Cont.)
American Honda Finance Corp.
2.300%, 09/09/2026	$2,000,000	$1,992,184

		15,026,625

Banks (3.82%)
Wachovia Corp.
5.750%, 06/15/2017	500,000	514,741
Bank of New York Mellon Corp.
2.100%, 08/01/2018	1,000,000	1,015,039
Wells Fargo & Co.
2.150%, 01/15/2019	1,000,000	1,012,414
Bank of New York Mellon Corp.
2.200%, 05/15/2019	1,000,000	1,018,121
KFW
4.875%, 06/17/2019	1,000,000	1,100,524
Bank of New York Mellon Corp.
2.300%, 09/11/2019	1,000,000	1,023,716
Wells Fargo & Co.
2.150%, 01/30/2020	1,000,000	1,007,277
State Street Corp.
2.550%, 08/18/2020	1,000,000	1,037,111
Wells Fargo & Co.
3.000%, 01/22/2021	1,000,000	1,036,780
PNC Bank NA
2.150%, 04/29/2021	1,000,000	1,010,432
Toronto-Dominion Bank, The
1.800%, 07/13/2021	1,000,000	996,256
Bank of New York Mellon Corp.
3.550%, 09/23/2021	2,000,000	2,153,176
Wells Fargo & Co.
3.500%, 03/08/2022	2,000,000	2,122,004
U.S. Bancorp
3.000%, 03/15/2022	2,000,000	2,118,874
3.700%, 01/30/2024	500,000	546,034
Bank of New York Mellon Corp.
3.400%, 05/15/2024	500,000	535,070
Wells Fargo & Co.
3.300%, 09/09/2024	2,000,000	2,090,394
Bank of New York Mellon Corp.
3.250%, 09/11/2024	1,000,000	1,063,662
State Street Corp.
3.300%, 12/16/2024	2,000,000	2,134,876
US Bank NA
2.800%, 01/27/2025	3,000,000	3,099,888
Wells Fargo & Co.
3.000%, 02/19/2025	1,000,000	1,015,502
PNC Bank NA
2.950%, 02/23/2025	1,500,000	1,545,454
Bank of New York Mellon Corp.
3.000%, 02/24/2025	500,000	520,279
PNC Bank NA
3.250%, 06/01/2025	500,000	526,386
State Street Corp.
3.550%, 08/18/2025	500,000	542,108
Bank of New York Mellon Corp.
2.800%, 05/04/2026	500,000	513,142

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
State Street Corp.
2.650%, 05/19/2026	$1,000,000	$1,011,374
U.S. Bancorp
2.375%, 07/22/2026	1,000,000	987,633
Bank of New York Mellon Corp.
2.450%, 08/17/2026	1,000,000	993,882

		34,292,149

Building Materials & Construction (0.90%)
CRH America Inc.
5.750%, 01/15/2021	1,000,000	1,140,354
Fluor Corp.
3.375%, 09/15/2021	2,000,000	2,136,560
Sonoco Products Co.
4.375%, 11/01/2021	1,000,000	1,068,444
Stanley Black & Decker Inc.
2.900%, 11/01/2022	1,500,000	1,573,196
Fluor Corp.
3.500%, 12/15/2024	1,000,000	1,064,816
CRH America Inc. (a)
3.875%, 05/18/2025	1,000,000	1,075,326

		8,058,696

Chemicals (3.76%)
Rohm & Haas Co.
6.000%, 09/15/2017	144,000	150,051
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	540,295
PPG Industries Inc.
3.600%, 11/15/2020	1,000,000	1,058,919
E.I. du Pont de Nemours and Co.
3.625%, 01/15/2021	1,000,000	1,072,883
Praxair Inc.
4.050%, 03/15/2021	1,000,000	1,101,608
Monsanto Co.
2.750%, 07/15/2021	500,000	514,778
Praxair Inc.
3.000%, 09/01/2021	1,000,000	1,061,812
Dow Chemical Co., The
4.125%, 11/15/2021	1,500,000	1,641,306
Valspar Corp.
4.200%, 01/15/2022	2,000,000	2,140,516
Praxair Inc.
2.450%, 02/15/2022	1,000,000	1,032,194
Syngenta Finance NV
3.125%, 03/28/2022	2,000,000	2,050,828
Monsanto Co.
2.200%, 07/15/2022	1,300,000	1,298,137
Dow Chemical Co., The
3.000%, 11/15/2022	2,000,000	2,077,852
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	2,000,000	2,044,502
Praxair Inc.
2.700%, 02/21/2023	2,000,000	2,070,192

See accompanying notes to schedules of investments.	47

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
International Flavors & Fragrances Inc.
3.200%, 05/01/2023	$2,000,000	$2,048,854
Potash Corporation of Saskatchewan Inc.
3.625%, 03/15/2024	1,500,000	1,567,509
Monsanto Co.
3.375%, 07/15/2024	1,000,000	1,036,236
Dow Chemical Co., The
3.500%, 10/01/2024	3,000,000	3,168,582
Valspar Corp., The
3.300%, 02/01/2025	1,000,000	1,019,290
Praxair Inc.
2.650%, 02/05/2025	1,300,000	1,338,813
Potash Corporation of Saskatchewan Inc.
3.000%, 04/01/2025	1,000,000	1,003,297
Monsanto Co.
2.850%, 04/15/2025	1,000,000	1,004,648
Valspar Corp., The
3.950%, 01/15/2026	500,000	527,782
Air Liquide Finance (a)
2.500%, 09/27/2026	500,000	502,686
Dow Chemical Co., The
7.375%, 11/01/2029	500,000	682,562

		33,756,132

Colleges (0.07%)
Dartmouth College
4.750%, 06/01/2019	598,000	653,102

Commercial Service/Supply (0.47%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	518,836
Cintas Corp. No. 2
6.125%, 12/01/2017	500,000	527,706
4.300%, 06/01/2021	1,000,000	1,101,339
3.250%, 06/01/2022	2,000,000	2,108,992

		4,256,873

Computer Software & Services (3.18%)
Oracle Corp.
2.375%, 01/15/2019	1,000,000	1,025,338
Texas Instruments Inc.
1.650%, 08/03/2019	1,000,000	1,012,218
Automatic Data Processing Inc.
2.250%, 09/15/2020	500,000	515,668
Microsoft Corp.
3.000%, 10/01/2020	2,000,000	2,122,152
Oracle Corp.
2.800%, 07/08/2021	1,000,000	1,044,585
Intel Corp.
3.300%, 10/01/2021	2,000,000	2,154,556
Texas Instruments Inc.
1.850%, 05/15/2022	1,000,000	1,003,162
QUALCOMM Inc.
3.000%, 05/20/2022	1,000,000	1,049,214

	Principal amount	Value
Corporate Bonds (Cont.)
Computer Software & Services (Cont.)
Oracle Corp.
2.500%, 10/15/2022	$2,000,000	$2,052,186
Intel Corp.
2.700%, 12/15/2022	2,000,000	2,088,358
Microsoft Corp.
2.375%, 05/01/2023	2,000,000	2,047,908
Texas Instruments Inc.
2.250%, 05/01/2023	2,000,000	2,017,552
Oracle Corp.
3.400%, 07/08/2024	1,000,000	1,068,122
Microsoft Corp.
2.700%, 02/12/2025	2,000,000	2,070,536
Oracle Corp.
2.950%, 05/15/2025	1,000,000	1,032,932
QUALCOMM Inc.
3.450%, 05/20/2025	1,000,000	1,064,980
Intel Corp.
3.700%, 07/29/2025	1,000,000	1,109,418
Automatic Data Processing Inc.
3.375%, 09/15/2025	1,000,000	1,091,463
Oracle Corp.
2.650%, 07/15/2026	500,000	500,091
Microsoft Corp.
2.400%, 08/08/2026	1,500,000	1,501,269
Alphabet Inc.
1.998%, 08/15/2026	1,000,000	987,365

		28,559,073

Computers (1.25%)
International Business Machines Corp.
5.700%, 09/14/2017	500,000	521,786
1.875%, 05/15/2019	2,000,000	2,030,422
1.625%, 05/15/2020	1,000,000	1,010,241
Hewlett-Packard Co.
3.750%, 12/01/2020	161,000	169,610
4.300%, 06/01/2021	2,000,000	2,163,134
International Business Machines Corp.
1.875%, 08/01/2022	1,000,000	998,875
Hewlett-Packard Co.
4.050%, 09/15/2022	1,000,000	1,063,824
International Business Machines Corp.
3.375%, 08/01/2023	1,000,000	1,075,411
3.625%, 02/12/2024	1,000,000	1,088,846
3.450%, 02/19/2026	1,000,000	1,081,364

		11,203,513

Consumer & Marketing (3.10%)
Estee Lauder Companies Inc., The
5.550%, 05/15/2017	1,000,000	1,027,464
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	520,494
6.250%, 07/15/2018	1,000,000	1,088,990

48	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Unilever Capital Corp.
2.200%, 03/06/2019	$1,000,000	$1,022,654
Ecolab Inc.
2.250%, 01/12/2020	1,000,000	1,018,711
Colgate-Palmolive Co.
2.950%, 11/01/2020	1,000,000	1,063,663
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,333,108
Estee Lauder Companies Inc., The
1.700%, 05/10/2021	500,000	502,260
Clorox Co.
3.800%, 11/15/2021	1,000,000	1,084,679
3.050%, 09/15/2022	1,000,000	1,045,473
Colgate-Palmolive Co.
1.950%, 02/01/2023	1,000,000	1,007,443
2.100%, 05/01/2023	1,000,000	1,013,726
NIKE Inc.
2.250%, 05/01/2023	1,500,000	1,552,118
Kimberly-Clark Corp.
2.400%, 06/01/2023	3,000,000	3,081,963
Procter & Gamble Co., The
3.100%, 08/15/2023	3,000,000	3,228,357
Clorox Co.
3.500%, 12/15/2024	2,000,000	2,137,792
Unilever Capital Corp.
3.100%, 07/30/2025	1,000,000	1,071,402
Kimberly-Clark Corp.
3.050%, 08/15/2025	1,000,000	1,065,840
2.750%, 02/15/2026	1,000,000	1,038,861
Unilever Capital Corp.
2.000%, 07/28/2026	1,000,000	980,289

		27,885,287

Electronic/Electrical Manufacturing (1.74%)
Emerson Electric Co.
2.625%, 12/01/2021	1,000,000	1,046,722
Siemens Financieringsmaatschappij NV (a)
2.900%, 05/27/2022	1,500,000	1,570,528
General Electric Co.
2.700%, 10/09/2022	2,000,000	2,084,034
Emerson Electric Co.
2.625%, 02/15/2023	3,500,000	3,637,578
Rockwell Automation Inc.
2.875%, 03/01/2025	2,000,000	2,068,956
Siemens Financieringsmaatschappij NV (a)
3.250%, 05/27/2025	2,000,000	2,137,296
Emerson Electric Co.
3.150%, 06/01/2025	1,000,000	1,057,894
Hubbell Inc.
3.350%, 03/01/2026	1,000,000	1,049,358

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (Cont.)
Siemens Financieringsmaatschappij NV (a)
2.350%, 10/15/2026	$1,000,000	$987,604

		15,639,970

Financial Services (1.83%)
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,000,000	1,042,919
JPMorgan Chase & Co.
2.350%, 01/28/2019	1,000,000	1,016,653
2.200%, 10/22/2019	500,000	507,840
GE Capital International Funding Co.
2.342%, 11/15/2020	812,000	833,996
General Electric Capital Corp.
4.650%, 10/17/2021	287,000	326,984
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,107,311
General Electric Capital Corp.
3.150%, 09/07/2022	430,000	457,131
JPMorgan Chase & Co.
3.250%, 09/23/2022	2,000,000	2,097,762
Visa Inc.
2.800%, 12/14/2022	1,000,000	1,048,332
JPMorgan Chase & Co.
3.200%, 01/25/2023	1,000,000	1,042,742
3.625%, 05/13/2024	500,000	531,750
General Electric Capital Corp.
3.450%, 05/15/2024	287,000	311,398
JPMorgan Chase & Co.
3.125%, 01/23/2025	1,000,000	1,022,094
GE Capital International Funding Co.
3.373%, 11/15/2025	1,878,000	2,032,028
Visa Inc.
3.150%, 12/14/2025	1,000,000	1,056,331
JPMorgan Chase & Co.
3.200%, 06/15/2026	1,000,000	1,026,299
2.950%, 10/01/2026	1,000,000	1,002,617

		16,464,187

Forest Products & Paper (0.07%)
Willamette Industries Inc.
9.000%, 10/01/2021	500,000	634,688

Health Care (6.38%)
Wyeth
5.450%, 04/01/2017	500,000	510,486
Amgen Inc.
5.850%, 06/01/2017	500,000	514,800
Johnson & Johnson
5.550%, 08/15/2017	500,000	520,366
AstraZeneca PLC
5.900%, 09/15/2017	500,000	521,786

See accompanying notes to schedules of investments.	49

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Becton Dickinson & Co.
5.000%, 05/15/2019	$1,000,000	$1,086,827
Pfizer Inc.
2.100%, 05/15/2019	1,000,000	1,020,933
Amgen Inc.
2.200%, 05/22/2019	1,000,000	1,018,577
AstraZeneca PLC
1.950%, 09/18/2019	1,500,000	1,521,981
Gilead Sciences Inc.
2.350%, 02/01/2020	500,000	513,158
Merck & Co. Inc.
1.850%, 02/10/2020	1,000,000	1,019,128
Becton Dickinson & Co.
3.250%, 11/12/2020	1,000,000	1,051,274
CR Bard Inc.
4.400%, 01/15/2021	1,000,000	1,099,371
Medtronic Inc.
4.125%, 03/15/2021	1,000,000	1,099,039
Sanofi-Aventis
4.000%, 03/29/2021	1,000,000	1,099,481
Baxter International Inc.
1.700%, 08/15/2021	1,000,000	992,734
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	1,051,026
Amgen Inc.
3.875%, 11/15/2021	1,000,000	1,086,749
Abbott Laboratories
2.550%, 03/15/2022	1,000,000	1,027,529
Medtronic Inc.
3.125%, 03/15/2022	1,000,000	1,059,152
Zimmer Holdings Inc.
3.150%, 04/01/2022	1,000,000	1,034,470
GlaxoSmithKline Capital Inc.
2.850%, 05/08/2022	2,000,000	2,104,608
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,513,444
Merck & Co. Inc.
2.400%, 09/15/2022	2,000,000	2,057,740
Novartis Capital Corp.
2.400%, 09/21/2022	2,000,000	2,069,510
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	2,000,000	2,093,864
Merck & Co. Inc.
2.800%, 05/18/2023	2,000,000	2,095,252
Pfizer Inc.
3.000%, 06/15/2023	2,000,000	2,130,274
Bristol-Myers Squibb Co.
3.250%, 11/01/2023	1,000,000	1,091,510
Pfizer Inc.
3.400%, 05/15/2024	1,000,000	1,090,699
Amgen Inc.
3.625%, 05/22/2024	1,000,000	1,071,523
Bayer U.S. Finance LLC (a)
3.375%, 10/08/2024	1,000,000	1,032,503
Becton Dickinson & Co.
3.734%, 12/15/2024	2,000,000	2,169,024

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Gilead Sciences Inc.
3.500%, 02/01/2025	$500,000	$529,614
Merck & Co. Inc.
2.750%, 02/10/2025	1,000,000	1,036,259
Abbott Laboratories
2.950%, 03/15/2025	1,000,000	1,024,472
EMD Finance LLC (a)
3.250%, 03/19/2025	1,000,000	1,031,791
Zimmer Holdings Inc.
3.550%, 04/01/2025	2,000,000	2,061,294
Amgen Inc.
3.125%, 05/01/2025	1,000,000	1,035,057
Eli Lilly and Co.
2.750%, 06/01/2025	1,000,000	1,053,979
Gilead Sciences Inc.
3.650%, 03/01/2026	1,000,000	1,076,322
Johnson & Johnson
2.450%, 03/01/2026	500,000	513,848
Stryker Corp.
3.500%, 03/15/2026	1,000,000	1,059,345
CR Bard Inc.
3.000%, 05/15/2026	1,500,000	1,520,068
Roche Holdings Inc. (a)
2.625%, 05/15/2026	1,500,000	1,540,498
Pfizer Inc.
2.750%, 06/03/2026	1,500,000	1,550,354
Baxter International Inc.
2.600%, 08/15/2026	1,000,000	988,452
Amgen Inc.
2.600%, 08/19/2026	1,000,000	980,765
Gilead Sciences Inc.
2.950%, 03/01/2027	1,000,000	1,010,519

		57,381,455

Machinery & Manufacturing (4.26%)
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,017,036
Honeywell International Inc.
5.300%, 03/15/2017	500,000	510,040
Cooper U.S. Inc.
6.100%, 07/01/2017	500,000	517,989
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	521,374
John Deere Capital Corp.
2.800%, 09/18/2017	2,000,000	2,032,880
Covidien International
6.000%, 10/15/2017	500,000	524,339
United Technologies Corp.
5.375%, 12/15/2017	500,000	524,922
Thermo Fisher Scientific Inc.
2.400%, 02/01/2019	1,000,000	1,016,667
John Deere Capital Corp.
1.700%, 01/15/2020	1,000,000	1,002,742
Danaher Corp.
2.400%, 09/15/2020	500,000	514,414

50	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Cooper U.S. Inc.
3.875%, 12/15/2020	$1,000,000	$1,074,995
Dover Corp.
4.300%, 03/01/2021	1,000,000	1,100,213
Honeywell International Inc.
4.250%, 03/01/2021	1,000,000	1,115,682
Caterpillar Inc.
3.900%, 05/27/2021	1,000,000	1,094,248
Illinois Tool Works Inc.
3.375%, 09/15/2021	1,000,000	1,078,724
Bemis Company Inc.
4.500%, 10/15/2021	1,000,000	1,096,525
Thermo Fisher Scientific Inc.
3.300%, 02/15/2022	500,000	523,966
United Technologies Corp.
3.100%, 06/01/2022	2,000,000	2,145,954
Deere & Co.
2.600%, 06/08/2022	1,000,000	1,037,822
Covidien International
3.200%, 06/15/2022	2,000,000	2,123,614
3M Co.
2.000%, 06/26/2022	1,500,000	1,523,648
Parker Hannifin Corp.
3.500%, 09/15/2022	1,000,000	1,080,969
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	2,000,000	2,062,960
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	2,000,000	2,047,720
John Deere Capital Corp.
2.800%, 03/06/2023	1,000,000	1,040,948
Covidien International
2.950%, 06/15/2023	3,000,000	3,129,552
Caterpillar Inc.
3.400%, 05/15/2024	1,000,000	1,077,143
Parker Hannifin Corp.
3.300%, 11/21/2024	500,000	534,796
3M Co.
3.000%, 08/07/2025	1,000,000	1,075,331
John Deere Capital Corp.
3.400%, 09/11/2025	1,000,000	1,086,005
2.650%, 06/10/2026	500,000	512,336
Caterpillar Financial Services Corp.
2.400%, 08/09/2026	1,000,000	992,702
Bemis Company Inc.
3.100%, 09/15/2026	1,000,000	1,007,303
Thermo Fisher Scientific Inc.
2.950%, 09/19/2026	500,000	496,211

		38,241,770

Media & Broadcasting (2.75%)
S&P Global Inc.
5.900%, 11/15/2017	500,000	521,853
Time Warner Inc.
2.100%, 06/01/2019	1,500,000	1,522,503
S&P Global Inc.
3.300%, 08/14/2020	1,000,000	1,049,730

	Principal amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (Cont.)
Walt Disney Co., The
2.750%, 08/16/2021	$2,000,000	$2,111,702
Thomson Reuters Corp.
3.950%, 09/30/2021	1,000,000	1,069,659
Walt Disney Co., The
2.550%, 02/15/2022	1,000,000	1,042,610
Comcast Corp.
3.125%, 07/15/2022	2,000,000	2,129,402
Reed Elsevier Capital
3.125%, 10/15/2022	2,000,000	2,049,950
Comcast Corp.
2.850%, 01/15/2023	1,000,000	1,050,371
Thomson Reuters Corp.
4.300%, 11/23/2023	1,000,000	1,090,036
Time Warner Inc.
3.550%, 06/01/2024	1,500,000	1,593,564
Thomson Reuters Corp.
3.850%, 09/29/2024	1,000,000	1,061,354
Comcast Corp.
3.375%, 02/15/2025	2,000,000	2,140,624
S&P Global Inc.
4.000%, 06/15/2025	1,500,000	1,625,006
Time Warner Inc.
3.600%, 07/15/2025	1,000,000	1,063,704
S&P Global Inc.
4.400%, 02/15/2026	1,000,000	1,117,436
Thomson Reuters Corp.
3.350%, 05/15/2026	1,000,000	1,026,418
Walt Disney Co., The
1.850%, 07/30/2026	500,000	477,248
Comcast Corp.
2.350%, 01/15/2027	500,000	493,345
S&P Global Inc. (a)
2.950%, 01/22/2027	500,000	502,660

		24,739,175

Mining & Metals (1.69%)
Alcoa Inc.
5.550%, 02/01/2017	500,000	506,295
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	509,951
2.050%, 09/30/2018	500,000	506,826
Rio Tinto Finance USA PLC
2.250%, 12/14/2018	2,000,000	2,028,494
Rio Tinto Finance USA Ltd.
3.500%, 11/02/2020	1,000,000	1,064,632
4.125%, 05/20/2021	2,000,000	2,196,148
Barrick NA Finance LLC
4.400%, 05/30/2021	1,000,000	1,095,407
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,500,000	1,605,138
Alcoa Inc.
5.870%, 02/23/2022	750,000	806,250
Barrick Gold Corp.
3.850%, 04/01/2022	1,000,000	1,060,593
4.100%, 05/01/2023	2,000,000	2,156,838

See accompanying notes to schedules of investments.	51

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (Cont.)
BHP Billiton Finance USA Ltd.
3.850%, 09/30/2023	$500,000	$547,378
Rio Tinto Finance USA Ltd.
3.750%, 06/15/2025	1,000,000	1,075,851

		15,159,801

Oil & Gas (6.47%)
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	500,600
Shell International Finance
5.200%, 03/22/2017	500,000	510,184
Canadian Natural Resources
5.700%, 05/15/2017	500,000	511,687
EOG Resources Inc.
5.875%, 09/15/2017	500,000	520,441
Husky Energy Inc.
6.200%, 09/15/2017	500,000	521,665
Chevron Corp.
1.718%, 06/24/2018	2,000,000	2,017,626
Shell International Finance
1.900%, 08/10/2018	1,500,000	1,520,871
Total Capital SA
2.125%, 08/10/2018	1,000,000	1,016,319
Chevron Corp.
4.950%, 03/03/2019	1,000,000	1,082,626
ConocoPhillips
6.000%, 01/15/2020	500,000	563,832
Marathon Oil Corp.
2.700%, 06/01/2020	1,000,000	980,132
Chevron Corp.
2.427%, 06/24/2020	2,000,000	2,057,490
Trans-Canada Pipelines
3.800%, 10/01/2020	1,000,000	1,071,083
Apache Corp.
3.625%, 02/01/2021	500,000	522,974
Occidental Petroleum Corp.
4.100%, 02/01/2021	1,000,000	1,086,908
Statoil ASA
2.750%, 11/10/2021	1,000,000	1,042,763
Canadian Natural Resources
3.450%, 11/15/2021	1,000,000	1,029,288
Apache Corp.
3.250%, 04/15/2022	724,000	742,927
Devon Energy Corp.
3.250%, 05/15/2022	1,500,000	1,489,276
Trans-Canada Pipelines
2.500%, 08/01/2022	2,000,000	2,005,930
Chevron Corp.
2.355%, 12/05/2022	2,000,000	2,036,214
Shell International Finance
2.250%, 01/06/2023	1,500,000	1,495,782
Total Capital International SA
2.700%, 01/25/2023	1,000,000	1,029,786
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	2,039,606

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
EOG Resources Inc.
2.625%, 03/15/2023	$2,000,000	$1,996,554
Total Capital Canada Ltd.
2.750%, 07/15/2023	1,500,000	1,551,495
Shell International Finance
3.400%, 08/12/2023	500,000	533,614
Trans-Canada Pipelines
3.750%, 10/16/2023	1,000,000	1,067,800
Total Capital International SA
3.700%, 01/15/2024	1,000,000	1,096,537
Exxon Mobil Corp.
3.176%, 03/15/2024	1,000,000	1,064,178
Canadian Natural Resources
3.800%, 04/15/2024	1,000,000	995,193
Ensco PLC
4.500%, 10/01/2024	2,000,000	1,440,000
Statoil ASA
3.250%, 11/10/2024	500,000	532,088
ConocoPhillips Co.
3.350%, 11/15/2024	1,500,000	1,535,721
Suncor Energy Inc.
3.600%, 12/01/2024	1,000,000	1,048,204
Canadian Natural Resources
3.900%, 02/01/2025	1,000,000	1,004,056
Woodside Finance Ltd. (a)
3.650%, 03/05/2025	2,000,000	2,016,662
Ensco PLC
5.200%, 03/15/2025	500,000	365,674
Shell International Finance
3.250%, 05/11/2025	1,500,000	1,580,210
ConocoPhillips Co.
3.350%, 05/15/2025	1,000,000	1,025,199
Marathon Oil Corp.
3.850%, 06/01/2025	1,000,000	949,644
Occidental Petroleum Corp.
3.500%, 06/15/2025	500,000	532,348
Florida Gas Transmission Co. (a)
4.350%, 07/15/2025	1,500,000	1,562,954
Devon Energy Corp.
5.850%, 12/15/2025	1,000,000	1,125,379
Exxon Mobil Corp.
3.043%, 03/01/2026	2,000,000	2,096,554
Occidental Petroleum Corp.
3.400%, 04/15/2026	1,000,000	1,055,008
Shell International Finance
2.875%, 05/10/2026	2,000,000	2,029,892
Chevron Corp.
2.954%, 05/16/2026	1,500,000	1,549,944
Woodside Finance Ltd. (a)
3.700%, 09/15/2026	1,000,000	1,005,207

		58,156,125

Retailers (4.09%)
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	500,453

52	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
McDonald’s Corp.
5.300%, 03/15/2017	$500,000	$509,446
Home Depot Inc.
2.250%, 09/10/2018	1,000,000	1,021,766
CVS Caremark Corp.
2.250%, 12/05/2018	1,000,000	1,018,003
McDonald’s Corp.
1.875%, 05/29/2019	500,000	505,327
Costco Wholesale Corp.
1.700%, 12/15/2019	2,000,000	2,024,328
Home Depot Inc.
3.950%, 09/15/2020	1,000,000	1,093,779
Wal-Mart Stores Inc.
3.250%, 10/25/2020	2,000,000	2,149,772
Home Depot Inc.
4.400%, 04/01/2021	1,000,000	1,113,980
TJX Companies Inc., The
2.750%, 06/15/2021	1,500,000	1,576,056
Lowe’s Companies Inc.
3.800%, 11/15/2021	1,000,000	1,099,617
Walgreens Boots Alliance Inc.
3.300%, 11/18/2021	1,000,000	1,057,481
McDonald’s Corp.
2.625%, 01/15/2022	1,000,000	1,034,808
Lowe’s Companies Inc.
3.120%, 04/15/2022	1,000,000	1,060,974
Home Depot Inc.
2.625%, 06/01/2022	500,000	519,210
Walgreen Co.
3.100%, 09/15/2022	2,000,000	2,083,446
CVS Caremark Corp.
2.750%, 12/01/2022	2,000,000	2,059,220
Home Depot Inc.
2.700%, 04/01/2023	3,000,000	3,123,780
Wal-Mart Stores Inc.
2.550%, 04/11/2023	2,000,000	2,076,604
Lowe’s Companies Inc.
3.875%, 09/15/2023	1,000,000	1,108,013
CVS Health Corp.
3.375%, 08/12/2024	1,500,000	1,587,484
Lowe’s Companies Inc.
3.125%, 09/15/2024	1,000,000	1,068,194
Walgreens Boots Alliance Inc.
3.800%, 11/18/2024	500,000	536,716
McDonald’s Corp.
3.375%, 05/26/2025	2,000,000	2,106,714
CVS Health Corp.
3.875%, 07/20/2025	1,000,000	1,088,618
Lowe’s Companies Inc.
3.375%, 09/15/2025	1,000,000	1,078,028
Home Depot Inc.
3.000%, 04/01/2026	1,000,000	1,057,922

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
CVS Health Corp.
2.875%, 06/01/2026	$1,000,000	$1,014,817
Walgreens Boots Alliance Inc.
3.450%, 06/01/2026	500,000	519,059

		36,793,615

Telecom & Telecom Equipment (3.11%)
AT&T Inc.
2.375%, 11/27/2018	1,000,000	1,018,828
Vodafone Group PLC
5.450%, 06/10/2019	500,000	549,308
Verizon Communications Inc.
2.625%, 02/21/2020	1,073,000	1,103,484
Cisco Systems Inc.
2.450%, 06/15/2020	1,000,000	1,035,433
Verizon Communications Inc.
4.500%, 09/15/2020	1,000,000	1,097,368
Telefonica Emisiones SAU
5.462%, 02/16/2021	1,000,000	1,135,556
Vodafone Group PLC
4.375%, 03/16/2021	2,000,000	2,196,114
AT&T Inc.
4.450%, 05/15/2021	1,000,000	1,099,612
Deutsche Telekom International Finance BV (a)
1.950%, 09/19/2021	1,000,000	999,161
AT&T Inc.
3.000%, 02/15/2022	1,000,000	1,032,534
Vodafone Group PLC
2.500%, 09/26/2022	1,000,000	1,005,784
Verizon Communications Inc.
2.450%, 11/01/2022	2,500,000	2,539,000
AT&T Inc.
2.625%, 12/01/2022	1,000,000	1,007,928
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	1,027,273
Verizon Communications inc.
5.150%, 09/15/2023	1,000,000	1,164,927
AT&T Inc.
3.900%, 03/11/2024	2,000,000	2,141,006
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,103,807
3.500%, 11/01/2024	1,000,000	1,066,673
AT&T Inc.
3.400%, 05/15/2025	2,000,000	2,054,816
Cisco Systems Inc.
3.500%, 06/15/2025	1,000,000	1,106,755
2.950%, 02/28/2026	500,000	526,744
Verizon Communications Inc.
2.625%, 08/15/2026	1,500,000	1,472,205

See accompanying notes to schedules of investments.	53

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (Cont.)
Cisco Systems Inc.
2.500%, 09/20/2026	$500,000	$505,836

		27,990,152

Transportation (3.16%)
JB Hunt Transport Services Inc.
2.400%, 03/15/2019	500,000	504,682
United Parcel Service Inc.
3.125%, 01/15/2021	1,500,000	1,602,129
Burlington Northern Santa Fe
3.050%, 03/15/2022	1,000,000	1,055,809
Norfolk Southern Corp.
3.000%, 04/01/2022	2,000,000	2,092,272
JB Hunt Transport Services Inc.
3.300%, 08/15/2022	1,000,000	1,045,416
Burlington Northern Santa Fe
3.050%, 09/01/2022	500,000	530,535
United Parcel Service Inc.
2.450%, 10/01/2022	2,000,000	2,077,146
Canadian National Railway Co.
2.250%, 11/15/2022	2,000,000	2,030,530
Union Pacific Corp.
2.950%, 01/15/2023	2,000,000	2,100,564
Burlington Northern Santa Fe
3.000%, 03/15/2023	2,000,000	2,104,208
Union Pacific Corp.
2.750%, 04/15/2023	2,000,000	2,077,674
Burlington Northern Santa Fe
3.850%, 09/01/2023	2,000,000	2,208,288
CSX Corp.
3.700%, 11/01/2023	1,000,000	1,085,507
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,093,111
JB Hunt Transport Services Inc.
3.850%, 03/15/2024	500,000	530,088
CSX Corp.
3.400%, 08/01/2024	1,000,000	1,071,948
Burlington Northern Santa Fe
3.000%, 04/01/2025	1,000,000	1,049,304
Union Pacific Corp.
3.250%, 08/15/2025	500,000	537,604
Canadian National Railway Co.
2.750%, 03/01/2026	1,000,000	1,038,819
Union Pacific Corp.
2.750%, 03/01/2026	1,000,000	1,037,714
FedEx Corp.
3.250%, 04/01/2026	500,000	527,318
Norfolk Southern Corp.
2.900%, 06/15/2026	1,000,000	1,025,609

		28,426,275

Utilities & Energy (11.13%)
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	500,000
Consolidated Edison Co. of New York
5.300%, 12/01/2016	500,000	503,509

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Georgia Power Co.
5.700%, 06/01/2017	$500,000	$514,711
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,026,936
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	516,793
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,029,002
Union Electric Co.
6.400%, 06/15/2017	500,000	517,974
Florida Power Corp.
5.800%, 09/15/2017	500,000	521,182
Virginia Electric & Power Co.
5.950%, 09/15/2017	500,000	521,176
NSTAR Electric Co.
5.625%, 11/15/2017	500,000	522,859
Pacific Gas & Electric
5.625%, 11/30/2017	500,000	525,056
Equitable Resources Inc.
5.150%, 03/01/2018	500,000	520,576
Southern California Gas Co.
5.450%, 04/15/2018	500,000	531,586
Pacificorp
5.650%, 07/15/2018	500,000	538,602
Public Service Electric and Gas Co.
2.300%, 09/15/2018	1,000,000	1,021,508
Pacific Gas & Electric
8.250%, 10/15/2018	500,000	566,986
MidAmerican Energy Co.
2.400%, 03/15/2019	1,000,000	1,025,313
Alabama Power Co.
3.375%, 10/01/2020	1,000,000	1,064,481
Pacific Gas & Electric
3.500%, 10/01/2020	1,000,000	1,071,507
Kentucky Utilities Co.
3.250%, 11/01/2020	1,000,000	1,055,854
Public Service Company of Colorado
3.200%, 11/15/2020	1,000,000	1,055,731
Appalachian Power Co.
4.600%, 03/30/2021	500,000	546,256
Commonwealth Edison Co.
3.400%, 09/01/2021	1,000,000	1,075,338
Pacific Gas & Electric
3.250%, 09/15/2021	1,000,000	1,061,674
Southern California Edison Co.
2.400%, 02/01/2022	1,000,000	1,030,302
Carolina Power & Light Co.
2.800%, 05/15/2022	1,000,000	1,051,349
Georgia Power Co.
2.850%, 05/15/2022	2,000,000	2,094,604
Detroit Edison Co.
2.650%, 06/15/2022	500,000	516,206
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	2,000,000	2,038,588
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,500,000	1,567,692

54	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Pacific Gas & Electric
2.450%, 08/15/2022	$1,000,000	$1,026,719
Ameren Illinois Co.
2.700%, 09/01/2022	2,000,000	2,080,368
PPL Electric Utilities
2.500%, 09/01/2022	500,000	512,984
Tampa Electric Co.
2.600%, 09/15/2022	500,000	514,523
NSTAR Electric Co.
2.375%, 10/15/2022	1,000,000	1,020,580
Wisconsin Power & Light
2.250%, 11/15/2022	1,600,000	1,616,648
Connecticut Light & Power
2.500%, 01/15/2023	1,000,000	1,017,589
Indiana Michigan Power Co.
3.200%, 03/15/2023	2,500,000	2,614,558
Kansas City Power & Light Co.
3.150%, 03/15/2023	2,000,000	2,035,366
Public Service Company of Colorado
2.500%, 03/15/2023	2,000,000	2,038,074
Virginia Electric & Power Co.
2.750%, 03/15/2023	2,000,000	2,076,786
Northern States Power Co.
2.600%, 05/15/2023	1,000,000	1,028,702
Public Service Electric and Gas Co.
2.375%, 05/15/2023	3,000,000	3,063,360
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	2,076,202
Pacificorp
2.950%, 06/01/2023	1,000,000	1,050,291
Pacific Gas & Electric
3.250%, 06/15/2023	2,000,000	2,127,976
Baltimore Gas & Electric Co.
3.350%, 07/01/2023	3,000,000	3,204,132
Consumers Energy Co.
3.375%, 08/15/2023	1,000,000	1,077,877
Laclede Gas Co.
3.400%, 08/15/2023	1,000,000	1,066,646
Duke Energy Ohio Inc.
3.800%, 09/01/2023	1,200,000	1,318,681
San Diego Gas & Electric Co.
3.600%, 09/01/2023	2,000,000	2,200,804
Nabors Industries Inc.
5.100%, 09/15/2023	2,000,000	1,931,526
DTE Electric Co.
3.650%, 03/15/2024	2,000,000	2,184,088
Florida Power & Light Co.
3.250%, 06/01/2024	1,000,000	1,071,400
Arizona Public Service Co.
3.350%, 06/15/2024	500,000	539,009
Pacific Gas & Electric
3.400%, 08/15/2024	1,000,000	1,072,581
Southern California Gas Co.
3.150%, 09/15/2024	1,000,000	1,067,597
Commonwealth Edison Co.
3.100%, 11/01/2024	1,000,000	1,060,113

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Consolidated Edison Co. of New York
3.300%, 12/01/2024	$500,000	$536,443
Interstate Power & Light Co.
3.250%, 12/01/2024	1,000,000	1,055,647
Ameren Illinois Co.
3.250%, 03/01/2025	500,000	536,666
Alabama Power Co.
2.800%, 04/01/2025	1,000,000	1,037,022
Arizona Public Service Co.
3.150%, 05/15/2025	500,000	529,904
Public Service Company of Colorado
2.900%, 05/15/2025	500,000	523,058
Virginia Electric & Power Co.
3.100%, 05/15/2025	1,000,000	1,058,053
Appalachian Power Co.
3.400%, 06/01/2025	1,000,000	1,065,454
Wisconsin Electric Power
3.100%, 06/01/2025	1,000,000	1,054,381
Public Service Company of New Mexico
3.850%, 08/01/2025	1,500,000	1,594,929
Duke Energy Progress LLC
3.250%, 08/15/2025	2,000,000	2,145,228
Interstate Power & Light Co.
3.400%, 08/15/2025	1,000,000	1,068,784
Kansas City Power & Light Co.
3.650%, 08/15/2025	1,000,000	1,060,969
AEP Texas Central Co. (a)
3.850%, 10/01/2025	500,000	540,180
Florida Power & Light Co.
3.125%, 12/01/2025	1,000,000	1,069,615
Jersey Central Power & Light (a)
4.300%, 01/15/2026	1,000,000	1,064,891
Virginia Electric & Power Co.
3.150%, 01/15/2026	1,500,000	1,585,862
Georgia Power Co.
3.250%, 04/01/2026	1,000,000	1,062,742
San Diego Gas & Electric Co.
2.500%, 05/15/2026	500,000	508,994
NSTAR Electric Co.
2.700%, 06/01/2026	1,000,000	1,021,145
San Diego Gas & Electric Co.
6.000%, 06/01/2026	500,000	650,746
Commonwealth Edison Co.
2.550%, 06/15/2026	1,000,000	1,012,899
Southern California Gas Co.
2.600%, 06/15/2026	1,000,000	1,021,394
Westar Energy Inc.
2.550%, 07/01/2026	1,000,000	1,000,239
Baltimore Gas & Electric Co.
2.400%, 08/15/2026	1,000,000	994,653
KeySpan Gas East Corp. (a)
2.742%, 08/15/2026	1,000,000	1,012,181
CenterPoint Energy Houston Electric LLC
2.400%, 09/01/2026	1,000,000	1,005,651

See accompanying notes to schedules of investments.	55

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Arizona Public Service Co.
2.550%, 09/15/2026	$1,000,000	$1,006,392
Public Service Electric and Gas Co.
2.250%, 09/15/2026	1,000,000	996,559
Northern States Power Co.
6.200%, 07/01/2037	1,000,000	1,403,340

		100,052,552

Total Corporate Bonds
(cost $616,195,884)		644,949,619

Government Agency Securities (b) (12.59%)
Agency Commercial Mortgage-Backed Securities (8.02%)
Federal Home Loan Mortgage Corp.
2.373%, 05/25/2022	10,000,000	10,380,820
2.682%, 10/25/2022	10,000,000	10,540,100
2.673%, 03/25/2026	2,000,000	2,092,584
Federal National Mortgage Association
3.044%, 01/25/2022	10,000,000	10,647,460
2.715%, 02/25/2022	7,000,000	7,342,062
2.482%, 04/25/2022	10,000,000	10,412,550
2.377%, 05/25/2022	10,000,000	10,331,500
2.509%, 11/25/2022	10,000,000	10,306,230

		72,053,306

Agency Mortgage-Backed Securities (3.74%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	8,572	8,805
5.000%, 09/01/2018	22,367	22,976
5.000%, 09/01/2018	13,357	13,818
4.500%, 11/01/2018	39,657	40,643
5.500%, 11/01/2018	12,204	12,534
5.000%, 01/01/2019	20,314	20,893
5.000%, 04/01/2019	24,739	25,438
4.500%, 05/01/2019	26,787	27,511
4.000%, 05/01/2019	15,843	16,334
5.500%, 06/01/2019	23,163	23,899
5.000%, 01/01/2020	27,196	28,293
5.500%, 04/01/2020	43,128	45,412
5.500%, 07/01/2020	69,273	72,878
5.000%, 05/01/2021	87,844	92,373
6.000%, 07/01/2021	75,791	81,726
4.500%, 05/01/2024	193,041	207,163
4.500%, 05/01/2024	82,716	88,183
4.500%, 09/01/2024	197,269	210,960
4.000%, 10/01/2024	282,138	296,453
4.000%, 01/01/2025	213,700	224,988
4.000%, 07/01/2025	220,664	233,965
4.500%, 08/01/2025	219,414	234,942
3.500%, 04/01/2026	355,468	375,785
2.500%, 02/01/2027	3,150,798	3,267,731
6.000%, 11/01/2028	6,653	7,699
6.500%, 06/01/2029	13,764	15,873
7.500%, 12/01/2030	835	870
7.000%, 07/01/2031	1,276	1,336
6.500%, 09/01/2031	2,191	2,558

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
6.000%, 11/01/2032	$21,584	$24,962
6.000%, 12/01/2032	11,679	13,523
5.500%, 05/01/2033	200,235	227,799
5.500%, 07/01/2033	194,270	219,281
5.000%, 08/01/2033	72,542	81,134
5.500%, 03/01/2034	33,888	38,292
5.000%, 04/01/2034	44,521	49,337
6.000%, 07/01/2034	188,316	215,988
5.500%, 05/01/2035	300,996	344,852
5.000%, 05/01/2035	195,032	218,886
4.500%, 08/01/2035	58,394	64,168
5.000%, 10/01/2035	42,300	46,972
6.500%, 08/01/2036	85,258	101,627
5.500%, 10/01/2037	78,556	88,863
5.500%, 11/01/2037	105,178	118,929
6.000%, 01/01/2038	48,259	55,356
6.000%, 01/01/2038	43,494	49,614
4.500%, 06/01/2039	390,907	428,371
5.000%, 06/01/2039	271,526	300,755
4.500%, 10/01/2039	524,649	575,449
5.000%, 10/01/2039	431,167	477,613
5.000%, 01/01/2040	234,316	259,649
4.500%, 02/01/2040	173,922	190,779
4.000%, 07/01/2041	1,077,859	1,156,074
Federal National Mortgage Association
5.500%, 12/01/2016	156	156
5.500%, 01/01/2017	1,589	1,594
6.500%, 01/01/2017	697	698
5.500%, 01/01/2017	208	208
5.500%, 02/01/2017	720	722
5.000%, 03/01/2017	2,699	2,773
6.000%, 04/01/2017	591	596
5.500%, 01/01/2018	5,742	5,838
5.000%, 02/01/2018	8,652	8,890
5.000%, 05/01/2018	29,078	29,880
5.000%, 05/01/2018	22,392	23,009
4.500%, 05/01/2018	22,207	22,777
4.500%, 05/01/2018	18,582	19,048
5.000%, 05/01/2018	12,237	12,570
4.500%, 03/01/2019	24,416	25,018
5.500%, 10/01/2019	108,886	113,379
5.000%, 11/01/2019	60,004	62,579
4.500%, 12/01/2019	36,484	37,817
5.000%, 06/01/2020	98,552	102,159
4.500%, 09/01/2020	49,760	51,687
5.500%, 05/01/2021	89,260	94,655
4.500%, 04/01/2023	17,419	18,124
5.000%, 01/01/2024	134,767	143,690
4.500%, 04/01/2024	35,968	38,718
4.000%, 06/01/2024	142,474	151,168
5.000%, 10/01/2024	238,489	245,065
4.500%, 11/01/2024	184,638	198,931
3.500%, 12/01/2025	326,141	346,290
3.000%, 12/01/2026	763,557	802,390

56	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
7.500%, 09/01/2029	$12,027	$13,815
8.000%, 03/01/2030	3,103	3,214
6.500%, 05/01/2030	10,039	11,740
6.500%, 08/01/2031	1,231	1,418
6.500%, 10/01/2031	7,329	8,558
6.000%, 11/01/2031	7,844	8,979
7.000%, 01/01/2032	13,590	16,526
3.000%, 02/01/2032	3,583,049	3,768,726
3.000%, 02/01/2032	2,937,038	3,095,250
6.000%, 03/01/2032	10,701	12,259
6.500%, 03/01/2032	3,288	3,788
6.500%, 04/01/2032	23,318	26,860
7.000%, 04/01/2032	11,081	12,306
6.500%, 05/01/2032	67,334	77,559
6.000%, 05/01/2032	6,458	7,478
7.000%, 06/01/2032	20,278	23,493
6.500%, 06/01/2032	2,321	2,674
6.500%, 07/01/2032	7,981	9,193
6.000%, 08/01/2032	67,172	78,671
5.500%, 10/01/2032	80,035	91,104
6.500%, 10/01/2032	47,841	55,106
6.000%, 11/01/2032	42,215	48,929
6.000%, 01/01/2033	30,286	34,669
5.500%, 03/01/2033	30,497	34,574
5.500%, 03/01/2033	22,812	25,915
6.000%, 04/01/2033	36,360	41,623
5.000%, 05/01/2033	108,497	121,070
5.000%, 05/01/2033	26,967	30,087
5.000%, 08/01/2033	144,188	160,781
5.500%, 10/01/2033	74,164	83,485
5.000%, 03/01/2034	178,399	199,040
5.500%, 05/01/2034	169,887	193,311
6.000%, 07/01/2034	92,633	106,687
5.500%, 12/01/2034	233,726	265,955
5.500%, 04/01/2035	118,303	134,172
5.000%, 07/01/2035	124,372	138,166
5.500%, 07/01/2035	113,765	129,079
5.000%, 10/01/2035	104,360	116,019
5.000%, 11/01/2035	35,050	38,932
6.000%, 08/01/2036	54,078	62,025
6.000%, 12/01/2037	29,999	34,342
5.500%, 02/01/2038	95,792	108,347
5.500%, 06/01/2038	238,193	269,512
4.500%, 03/01/2039	429,711	476,044
5.000%, 05/01/2039	341,234	378,680
4.500%, 05/01/2039	213,710	234,100
5.000%, 11/01/2039	650,039	734,282
4.500%, 01/01/2040	325,156	356,361
4.500%, 09/01/2040	631,911	693,675
3.500%, 01/01/2041	1,244,430	1,318,457
4.500%, 04/01/2041	413,917	455,252
5.000%, 05/01/2041	440,053	490,427
4.000%, 11/01/2041	1,236,054	1,332,188
Government National Mortgage Association
6.000%, 05/15/2017	3,893	3,911

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
6.500%, 06/15/2028	$21,421	$25,346
6.000%, 11/15/2028	10,879	12,463
6.500%, 03/15/2029	27,435	32,426
7.000%, 06/15/2029	16,155	16,381
7.500%, 08/20/2030	6,112	7,681
6.000%, 01/15/2032	10,008	11,752
5.500%, 10/15/2033	108,952	124,678
5.000%, 11/20/2033	178,841	200,877
6.000%, 12/20/2033	56,220	66,336
5.500%, 11/15/2038	141,838	160,579
5.000%, 09/15/2039	364,601	408,327
4.500%, 10/15/2039	592,632	654,559
5.000%, 12/15/2039	152,488	171,212
4.000%, 09/20/2040	1,325,527	1,426,209
4.500%, 03/20/2041	266,372	291,795
5.000%, 05/20/2041	212,777	236,230

		33,636,406

Agency Notes & Bonds (0.83%)
Federal National Mortgage Association
5.500%, 05/10/2027	5,000,000	5,155,280
7.125%, 01/15/2030	500,000	781,587
Tennessee Valley Authority
1.750%, 10/15/2018	1,500,000	1,525,300

		7,462,167

Total Government Agency Securities
(cost $108,244,371)		113,151,879

U.S. Treasury Obligations (12.58%)
7.500%, 11/15/2016	500,000	504,266
8.125%, 08/15/2019	750,000	903,076
6.875%, 08/15/2025	5,000,000	7,228,906
2.750%, 05/31/2017	5,000,000	5,071,095
4.250%, 11/15/2017	12,000,000	12,472,464
3.500%, 02/15/2018	9,000,000	9,338,553
3.875%, 05/15/2018	2,000,000	2,101,484
3.750%, 11/15/2018	17,000,000	18,051,875
1.625%, 04/30/2019	5,000,000	5,096,875
1.625%, 06/30/2020	5,000,000	5,108,985
2.625%, 08/15/2020	5,000,000	5,295,705
1.375%, 04/30/2021	5,000,000	5,052,345
2.375%, 08/15/2024	10,000,000	10,654,690
2.250%, 11/15/2024	5,000,000	5,279,100
2.000%, 02/15/2025	10,000,000	10,355,470
2.250%, 11/15/2025	10,000,000	10,556,250

Total U.S. Treasury Obligations
(cost $108,914,270)		113,071,139

See accompanying notes to schedules of investments.	57

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Short-term Investments (2.48%)
JPMorgan U.S. Government Money Market Fund Capital Shares	22,261,779	$22,261,779

Total Short-term Investments
(cost $ 22,261,779)		22,261,779

TOTAL INVESTMENTS (99.40%)
(cost $ 855,616,304)		893,434,416
OTHER ASSETS, NET OF LIABILITIES (0.60%)		5,403,602

NET ASSETS (100.00%)		$898,838,018

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the value of these securities amounted to $21,656,960 or 2.41% of net assets.

(b)	The obligations of the Government National Mortgage Association (“Ginnie Mae”) are backed by the full faith and credit of the U.S. Government. The obligations of the remaining U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

58	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (95.25%)
Alabama (2.00%)
City of Tuscaloosa, Alabama, General Obligation Warrants, Series 2010-A	4.750%	07/01/2024	Aa1	$1,025,000	$1,142,653
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2026	Aa2	100,000	109,682
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.250%	02/01/2026	NR	400,000	439,308
City of Huntsville, Alabama, General Obligation Warrants, Series 2007-A (Prerefunded to 05-01-2017 @ 100) (b)	4.750%	05/01/2027	Aaa	2,000,000	2,045,460
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2028	A1	940,000	1,063,488
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2029	A+	695,000	757,592
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.125%	02/01/2030	Aa2	475,000	518,482
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.125%	02/01/2030	NR	1,830,000	2,004,600
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2030	A+	720,000	781,214
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2031	Aa2	210,000	229,874
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.250%	02/01/2031	NR	790,000	867,633
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.250%	06/01/2031	A+	750,000	823,365
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.500%	06/01/2032	A+	780,000	866,237

					11,649,588

Alaska (1.06%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2020	A+	1,000,000	1,083,840
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	5.000%	12/01/2022	A+	2,220,000	2,475,300
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A	5.000%	07/01/2029	Aa2	1,035,000	1,148,043
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2033	AA+	1,200,000	1,438,644

					6,145,827

Arizona (7.75%)
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2018	A2	1,900,000	2,028,953
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007) (Economically Defeased to 07-01-2017 @ 100) (b)	4.500%	07/01/2021	Aa2	885,000	908,930
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2021	Aa3	1,140,000	1,339,534
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007) (Economically Defeased to 07-01-2017 @ 100) (b)	4.500%	07/01/2021	A+	1,300,000	1,335,152
City of Phoenix, Civic Improvement Corporation, Senior Lien Wastewater System Revenue Refunding Bonds, Series 2008	5.500%	07/01/2023	Aa2	1,000,000	1,079,360
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.000%	07/01/2023	AA	1,000,000	1,122,210
Sedona-Oak Creek Joint Unified School District No. 9 of Coconino and Yavapai Counties, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2023	A+	1,460,000	1,619,885
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2023	Aa3	800,000	964,144
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2024	AA	1,140,000	1,380,232
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2024	Aa3	300,000	341,796
Peoria Unified School District No. 11 of Maricopa County, Arizona, Refunding Bonds, Series 2012	4.000%	07/01/2025	A2	1,500,000	1,695,735
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2025	Aa2	1,100,000	1,247,422
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2025	AA	2,000,000	2,418,980

See accompanying notes to schedules of investments.	59

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.250%	07/01/2025	AA	$2,000,000	$2,251,620
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2026	Aa2	500,000	563,785
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,015,000	2,276,769
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2026	AA	1,725,000	2,080,005
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Bank Qualified)	5.000%	07/01/2027	A+	2,000,000	2,194,460
City of Phoenix, Arizona, Various Purpose General Obligation Bonds, Series 2012A	4.000%	07/01/2027	Aa1	2,000,000	2,251,640
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2027	AA	1,000,000	1,202,730
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2027	AA-	2,480,000	2,804,483
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2028	Aa2	4,165,000	4,674,463
Pima County, Arizona, General Obligation Bonds, Series 2013A	4.000%	07/01/2028	AA-	3,000,000	3,386,520
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2029	Aa2	2,000,000	2,237,680
Marana Unified School District No. 6 of Pima County, Arizona, School Improvement Bonds, Project of 2014, Series B (2016)	4.000%	07/01/2030	A+	1,450,000	1,644,982

					45,051,470

Arkansas (3.19%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	4.000%	11/15/2021	AA+	1,000,000	1,114,960
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds, (Fayetteville Campus), Refunding Series 2015A	3.000%	11/01/2023	Aa2	1,000,000	1,093,260
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.250%	06/01/2027	Aa2	1,500,000	1,531,815
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.500%	02/01/2028	NR	655,000	662,585
State of Arkansas, Higher Education General Obligation Bonds, Refunding Series 2015	4.000%	06/01/2029	AA	5,605,000	6,358,592
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2012B	5.000%	11/01/2029	Aa2	1,935,000	2,295,723
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2030	NR	1,000,000	1,066,840
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2031	NR	1,395,000	1,424,323
City of Little Rock, Arkansas, Sewer Refunding Revenue Bonds, Series 2015	5.000%	10/01/2033	Aa3	2,500,000	2,983,800

					18,531,898

California (3.48%)
Grossmont Healthcare District, San Diego County, California, General Obligation Bonds, 2006 Election, 2007 Series A (Prerefunded to 07-15-2017 @ 100) (b)	5.000%	07/15/2020	Aaa	900,000	929,745
City of Napa (Napa County California) Water Revenue Bonds, Series 2007 (Water System Improvement Projects) (Prerefunded to 05-01-2017 @ 100) (b)	4.500%	05/01/2022	AA-	560,000	571,900
Santa Barbara County, California, Santa Barbara Schools Financing Authority, 2007 General Obligation Revenue Bonds, Series B	4.750%	08/01/2024	Aa3	1,000,000	1,030,780
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007 (Prerefunded to 05-01-2018 @ 100) (b)	4.750%	05/01/2025	AA	885,000	939,215
State of California, Various Purpose General Obligation Bonds	5.500%	03/01/2026	Aa3	1,300,000	1,386,164
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007 (Prerefunded to 05-01-2018 @ 100) (b)	4.750%	05/01/2026	AA	930,000	986,972
Marin Community College District, (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2027	Aa1	1,440,000	1,622,808
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2029	Aa3	1,395,000	1,690,977
Ventura County Community College District (Ventura County, California) Election of 2002 General Obligation Bonds, Series C (Prerefunded to 08-01-2018 @ 100) (b)	5.500%	08/01/2029	Aa2	1,000,000	1,084,270

60	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2030	Aa3	$1,000,000	$1,207,360
Palomar Community College District, (San Diego County, California), 2015 General Obligation Refunding Bonds	5.000%	05/01/2031	AA-	1,500,000	1,862,205
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2031	Aa3	840,000	1,010,822
Newark Unified School District, (Alameda County, California), General Obligation Bonds, Election of 2011, Series C	3.000%	08/01/2031	Aa3	1,080,000	1,093,770
Santa Monica-Malibu Unified School District, (Los Angeles County, California), Election of 2012 General Obligation Bonds, Series B	5.000%	07/01/2032	AA	1,920,000	2,353,766
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	5.000%	08/01/2032	A+	1,000,000	1,236,030
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	5.000%	08/01/2033	A+	1,000,000	1,226,980

					20,233,764

Colorado (1.90%)
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2022	Aa2	1,000,000	1,138,420
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2024	AA	965,000	1,052,699
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2024	Aa2	1,350,000	1,522,354
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2015	2.500%	12/15/2024	Aa2	740,000	789,188
Jefferson County School District No. R-1, (in Jefferson and Broomfield Counties, Colorado), General Obligation Refunding Bonds, Series 2012	3.500%	12/15/2024	AA-	395,000	442,724
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2009	5.000%	12/15/2025	AA	1,185,000	1,290,050
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2025	Aa2	1,385,000	1,552,959
City and County of Denver, Colorado, Master Resolution Water Revenue Bonds, Series 2012A	4.000%	12/15/2026	Aaa	1,230,000	1,387,686
Apex Park and Recreation District, Jefferson County, Colorado, General Obligation Bonds, Series 2016	5.000%	12/01/2033	Aa2	1,500,000	1,871,055

					11,047,135

Connecticut (2.56%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Series C	4.000%	04/01/2021	Aaa	1,010,000	1,084,558
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2023	Aaa	1,230,000	1,295,030
Town of Bethel, Connecticut, General Obligation Bonds, Issue of 2009, Series A (Prerefunded to 11-15-2016 @ 100) (b)	4.000%	11/15/2026	AAA	950,000	953,506
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B (Prerefunded to 11-15-2016 @ 100) (b)	4.000%	11/15/2026	AAA	620,000	622,288
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	3.000%	02/01/2029	Aa1	750,000	781,845
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University Issue, Series 2016A (c)	2.000%	07/01/2042	Aaa	10,000,000	10,141,900

					14,879,127

Delaware (0.62%)
New Castle County, Delaware, General Obligation Bonds, Series 2012B	4.000%	07/15/2026	Aaa	2,045,000	2,329,337
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2028	NR	1,120,000	1,217,541
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A	5.000%	12/01/2028	Aa2	50,000	54,198

					3,601,076

See accompanying notes to schedules of investments.	61

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Florida (4.03%)
City of Fort Lauderdale, Florida, Water and Sewer Revenue Bonds, Series 2010 (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	03/01/2023	Aa1	$765,000	$831,708
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa2	3,130,000	3,603,444
City of Winter Park, Florida, Water and Sewer Refunding and Improvement Revenue Bonds, Series 2009	4.250%	12/01/2024	AA-	1,000,000	1,090,580
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2026	Aa2	400,000	473,392
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007 (Prerefunded to 06-01-2017 @ 100) (b)	4.500%	06/01/2027	NR	1,000,000	1,024,000
City of Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Series 2007	5.000%	10/01/2027	Aa1	1,700,000	1,767,779
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2029	Aaa	1,750,000	2,144,538
Broward County, Florida Water and Sewer Utility Revenue Refunding Bonds, Series 2015A	5.000%	10/01/2030	Aa1	1,400,000	1,743,966
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2030	Aaa	1,960,000	2,397,531
City of Pembroke Pines, Florida, General Obligation Bonds, Series 2015	5.000%	09/01/2032	Aa2	2,500,000	3,081,450
Central Florida Expressway Authority, Senior Lien Refunding Revenue Bonds, Series 2016B (d)	5.000%	07/01/2033	A2	2,500,000	3,026,375
City of Riviera Beach (Florida), Utility Special District, Water and Sewer Revenue Bonds, Series 2016	5.000%	10/01/2033	A+	1,845,000	2,254,129

					23,438,892

Georgia (0.88%)
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Bonds, Series 2010	4.000%	08/01/2023	Aa2	320,000	351,734
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2025	Aa3	2,000,000	2,310,460
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008 (Prerefunded to 09-01-2018 @ 100) (b)	6.125%	09/01/2028	A1	1,000,000	1,098,690
Fayette County, Georgia, Water Revenue Bonds, Series 2009 (Prerefunded to 10-01-2019 @ 100) (b)	4.750%	10/01/2029	Aa2	1,205,000	1,339,623

					5,100,507

Hawaii (0.38%)
State of Hawaii, Highway Revenue Bonds, Series 2008 (Prerefunded to 01-01-2019 @ 100) (b)	6.000%	01/01/2029	Aa2	2,000,000	2,225,080

Idaho (0.96%)
School District No. 271 (Coeur d’Alene), Kootenai County, State of Idaho, General Obligation Bonds, Series 2012B	4.000%	09/15/2022	Aa2	2,280,000	2,639,533
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2024	AA	1,430,000	1,475,817
Bonneville County, State of Idaho, School District No. 91 (Idaho Falls), General Obligation Bonds, Series 2012A	5.000%	09/15/2028	Aa3	1,220,000	1,471,979

					5,587,329

Indiana (1.32%)
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	A1	1,000,000	1,120,520
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015F	5.000%	07/15/2031	AA-	1,735,000	2,111,530
Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, 2008 Series A	6.250%	07/01/2033	Aaa	65,000	67,174
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	07/15/2033	A+	1,890,000	2,317,783
Valparaiso Multi-Schools Building Corporation, (Porter County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	5.000%	07/15/2034	A+	1,720,000	2,069,298

					7,686,305

62	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Iowa (2.10%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2021	Aa2	$350,000	$366,838
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2012 (The State University of Iowa)	3.000%	07/01/2022	AA	1,510,000	1,655,005
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2023	Aa2	1,410,000	1,474,508
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (The State University of Iowa) (Prerefunded to 07-01-2018 @ 100) (b)	4.750%	07/01/2028	AA	1,785,000	1,903,917
Ankeny Community School District, Polk County, Iowa, General Obligation School Bonds, Series 2009 (Crossover Refunding to 06-01-2017 @ 100) (b)	5.000%	06/01/2029	Aa3	1,270,000	1,304,620
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.375%	06/01/2030	Aa2	1,825,000	1,782,149
Des Moines Metropolitan, Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2013B	4.000%	06/01/2030	Aa3	3,400,000	3,719,804

					12,206,841

Kansas (3.19%)
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	2,140,000	2,220,057
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A (Crossover Refunding to 09-01-2018 @ 100) (b)	4.750%	09/01/2027	Aaa	1,840,000	1,967,015
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A (Crossover Refunding to 09-01-2018 @ 100) (b)	4.750%	09/01/2028	Aaa	2,460,000	2,629,814
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A (Prerefunded to 10-01-2019 @ 100) (b)	5.000%	10/01/2030	AA-	1,400,000	1,566,698
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding and Improvement Bonds, Series 2015-A	5.000%	10/01/2031	Aaa	2,630,000	3,271,273
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	4.000%	09/01/2032	Aa2	2,500,000	2,801,725
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	4.000%	09/01/2033	Aa2	2,500,000	2,780,725
Unified School District No. 497, Douglas County, Kansas, (Lawrence), General Obligation Refunding and Improvement Bonds, Series 2016-A	5.000%	09/01/2035	Aa2	1,065,000	1,274,304

					18,511,611

Kentucky (1.36%)
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2019	A1	110,000	116,504
Northern Kentucky University, General Receipts Bonds, 2007 Series (Prerefunded to 09-01-2017 @ 100) (b)	4.300%	09/01/2025	A	2,700,000	2,784,321
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A (Prerefunded to 11-01-2016 @ 100) (b)	4.250%	11/01/2025	Aa1	1,000,000	1,002,540
Northern Kentucky University, General Receipts Bonds, 2007 Series A (Prerefunded to 09-01-2017 @ 100) (b)	4.300%	09/01/2026	A	2,545,000	2,624,480
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.125%	02/01/2031	Aa3	1,255,000	1,366,532

					7,894,377

Louisiana (0.05%)
Parish-Wide School District of Ascension Parish, Louisiana, General Obligation School Bonds, Series 2013	3.000%	03/01/2025	AA	260,000	279,773

Maine (0.16%)
Town of Gorham, Maine, 2012 General Obligation Refunding Bonds	4.000%	11/01/2022	Aa2	815,000	946,174

Maryland (0.87%)
Howard County, Maryland, Consolidated Public Improvement Bonds, 2012 Series A	4.000%	02/15/2023	Aaa	1,845,000	2,022,341
Howard County, Maryland, Metropolitan District Bonds, 2012 Series A	4.000%	02/15/2032	Aaa	2,790,000	3,005,360

					5,027,701

See accompanying notes to schedules of investments.	63

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Massachusetts (0.93%)
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2025	Aa1	$465,000	$489,092
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2026	Aa1	215,000	224,742
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2027	Aa1	190,000	197,461
Town of Georgetown, Massachusetts, General Obligation School Bonds	4.000%	05/01/2031	Aa2	900,000	990,459
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	Aa1	1,000,000	1,180,080
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A	5.000%	06/01/2035	Aa1	2,000,000	2,322,400

					5,404,234

Michigan (5.09%)
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA-	1,000,000	1,078,730
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2023	AA-	720,000	822,146
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2024	AA-	225,000	256,820
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2024	A+	1,625,000	1,745,218
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2017 @ 100) (b)	4.750%	05/01/2024	Aa2	1,000,000	1,022,440
Howell Public Schools, County of Livingston, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.250%	05/01/2025	A+	2,760,000	3,081,236
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	A+	1,600,000	1,684,864
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	Aa3	4,240,000	4,598,704
Birmingham Public Schools, County of Oakland, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2029	AA+	3,545,000	3,947,216
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2029	A+	1,000,000	1,180,550
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2030	A+	750,000	880,868
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2030	AA-	885,000	1,056,256
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2031	A+	1,000,000	1,169,970
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2031	A+	1,000,000	1,185,870
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2031	A+	1,535,000	1,803,533
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2032	A+	2,900,000	3,171,295
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2033	A+	800,000	872,304

					29,558,020

Minnesota (0.78%)
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H (Partially Prerefunded) (b)	4.500%	11/01/2024	Aa1	1,000,000	1,104,660

64	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Minnesota (Cont.)
City of Rochester, Minnesota, General Obligation Waste Water Revenue Refunding Bonds, Series 2012A	4.000%	02/01/2026	Aaa	$2,500,000	$2,834,950
Independent School District No. 276, Minnetonka, Minnesota, General Obligation Refunding Bonds, Series 2013H	4.000%	02/01/2026	Aaa	500,000	578,060

					4,517,670

Mississippi (0.67%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2020	Baa2	1,000,000	1,126,420
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2021	Baa2	1,000,000	1,109,430
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2023	Aa2	1,480,000	1,677,254

					3,913,104

Missouri (1.99%)
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009 (Prerefunded to 03-01-2019 @ 100) (b)	4.625%	03/01/2025	AAA	1,000,000	1,089,190
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2025	AAA	440,000	447,850
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007 (Crossover Refunding to 03-01-2017 @ 100) (b)	5.000%	03/01/2025	NR	560,000	568,758
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2026	Aa1	2,490,000	2,793,506
Joplin Schools, Joplin, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2012	4.000%	03/01/2028	A+	2,750,000	3,076,122
The School District of Springfield R-XII, Springfield, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2013	5.000%	03/01/2032	AA	1,000,000	1,197,860
Reorganized School District No. 7 of Jackson County, Missouri, (Lee’s Summit R-7), General Obligation School Building Bonds, Series 2016	5.000%	03/01/2036	AA+	2,000,000	2,389,780

					11,563,066

Montana (0.40%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	AA	315,000	315,976
School District No. 7 (Bozeman), Gallatin County, Montana, General Obligation School Building Bonds, Series 2013	4.000%	06/01/2023	Aa2	380,000	435,096
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2026	Aa2	265,000	293,525
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2027	Aa2	525,000	580,246
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2028	Aa2	655,000	722,354

					2,347,197

Nebraska (2.19%)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2021	AA-	1,140,000	1,291,039
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2027	AA-	1,850,000	2,172,178
Omaha Public Power District (Nebraska) Electric System Revenue Bonds, 2008 Series A (Prerefunded to 02-01-2018 @ 100) (b)	5.500%	02/01/2028	Aa2	1,500,000	1,591,080
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2030	AA-	1,930,000	2,123,888
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2031	A+	725,000	877,678
Hall County School District 0002, In the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2032	AA-	2,000,000	2,451,360
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2032	A+	850,000	1,024,335

See accompanying notes to schedules of investments.	65

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Nebraska (Cont.)
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2033	A+	$970,000	$1,164,534

					12,696,092

New Hampshire (0.09%)
New Hampshire Municipal Bond Bank, 2007 Series B Bonds (Prerefunded to 08-15-2017 @ 100) (b)	4.750%	08/15/2024	Aa3	500,000	516,340

New Jersey (3.64%)
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	3.000%	12/01/2021	AA+	580,000	629,915
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2021	Aa2	1,205,000	1,323,668
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2023	AA+	175,000	200,330
The County of Morris, New Jersey, General Obligation Bonds, Series 2012 B	2.000%	12/15/2023	Aaa	215,000	224,632
The Board of Education of the Borough of Haddon Heights in the County of Camden, New Jersey, Refunding School Bonds	3.000%	01/01/2024	AA-	715,000	772,872
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2024	AA	1,390,000	1,574,161
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2024	AA	370,000	422,666
The Board of Education of the Township of North Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.250%	01/15/2025	AA	2,200,000	2,510,244
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2025	AA	1,390,000	1,579,568
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2026	AA	1,485,000	1,664,581
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2026	AAA	850,000	989,698
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2026	AA+	1,440,000	1,639,786
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2027	Aa1	1,110,000	1,239,470
The Board of Education of the Township of Wyckoff in the County of Bergen, New Jersey, Refunding School Bonds	4.000%	04/01/2027	AA+	1,415,000	1,624,887
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2027	AAA	630,000	729,565
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2027	AA+	1,495,000	1,692,041
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2028	Aa1	920,000	1,024,770
The Board of Education of the Township of Livingston, In the County of Essex, New Jersey, Refunding School Bonds	4.500%	07/15/2033	AA+	1,160,000	1,333,907

					21,176,761

New Mexico (1.40%)
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	AA	1,750,000	1,923,512
Las Cruces School District No. 2, General Obligation School Building Bonds, Series 2011A	4.000%	08/01/2023	Aa3	1,700,000	1,871,258
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2024	Aa1	2,500,000	2,736,875
City of Santa Fe, New Mexico, Water Utility System / Capital Outlay Gross Receipts Tax Revenue Bonds, Series 2009A (Tax-Exempt) (Prerefunded to 06-01-2019 @ 100) (b)	5.000%	06/01/2025	AAA	470,000	520,708
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2008A (Prerefunded to 07-01-2018 @ 100) (b)	5.000%	07/01/2030	Aa2	1,000,000	1,071,830

					8,124,183

66	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New York (2.17%)
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B (Economically Defeased to 07-15-2017 @ 100) (b)	4.000%	07/15/2021	AA+	$430,000	$440,677
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	A3	1,000,000	1,081,770
East Hampton Union Free School District, Suffolk County, New York, School District Serial Bonds - 2009	4.000%	06/15/2022	Aa1	1,285,000	1,386,142
Miller Place Union Free School District in the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2025	Aa2	685,000	711,756
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B
(Economically Defeased to 07-15-2017 @ 100) (b)	4.000%	07/15/2025	AA+	510,000	522,663
County of Suffolk, New York, Public Improvement Serial Bonds - 2008 Series B	5.000%	11/01/2027	A3	1,000,000	1,084,630
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2030	Aa3	1,000,000	1,060,780
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A (Economically Defeased to 07-15-2018 @ 100) (b)	4.750%	07/15/2031	Aa2	950,000	1,015,227
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A (Economically Defeased to 07-15-2018 @ 100) (b)	4.750%	07/15/2032	Aa2	995,000	1,063,317
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	1,000,000	1,228,990
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa1	2,500,000	3,032,350

					12,628,302

North Carolina (2.79%)
City of Fayetteville, North Carolina, Public Works Commission, Revenue Refunding Bonds, Series 2009A	5.000%	03/01/2024	Aa2	1,355,000	1,481,801
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	2,000,000	2,240,300
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,265,000	1,357,978
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A (Prerefunded to 05-01-2020 @ 100) (b)	4.000%	05/01/2026	Aaa	1,000,000	1,107,610
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	4.250%	07/01/2026	Aaa	1,500,000	1,660,380
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2026	Aa2	195,000	201,248
City of Raleigh, North Carolina, General Obligation Public Improvement Bonds, Series 2012B (Prerefunded to 04-01-2022 @ 100) (b)	4.000%	04/01/2027	Aaa	4,000,000	4,607,000
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	5.000%	07/01/2027	Aaa	1,500,000	1,714,275
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2027	Aa2	300,000	309,612
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2028	Aaa	455,000	485,917
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2008	5.000%	07/01/2038	Aaa	1,000,000	1,063,040

					16,229,161

North Dakota (0.25%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,300,000	1,448,577

Ohio (3.18%)
Board of Education Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2022	Aaa	750,000	754,222
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,226,950
Columbus City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2009-B (General Obligation - Unlimited Tax) (Prerefunded to 12-01-2019@ 100) (b)	5.000%	12/01/2023	Aa2	1,000,000	1,125,600

See accompanying notes to schedules of investments.	67

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
South-Western City School District, Franklin and Pickaway Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2012 (General Obligation - Unlimited Tax)	4.000%	12/01/2025	AA-	$1,315,000	$1,486,502
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,000,000	1,165,950
City of Columbus, Ohio, General Obligation Bonds, Various Purpose Unlimited Tax Bonds, Series 2012A	4.000%	02/15/2027	Aaa	1,500,000	1,702,425
Plain Local School District (Stark County), Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.500%	11/01/2027	AA-	2,000,000	2,267,900
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A	4.000%	12/01/2028	Aaa	2,520,000	2,822,098
City of North Ridgeville, Ohio, General Obligation, Fire Station Bonds, Series 2016, (Unlimited Tax)	4.000%	12/01/2028	Aa1	700,000	789,362
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2028	Aa1	1,870,000	2,104,012
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2029	Aa1	1,680,000	1,882,961
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2031	Aa3	960,000	1,158,883

					18,486,865

Oklahoma (1.10%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,725,900
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2026	Aa3	1,000,000	1,160,170
City of Oklahoma City, Oklahoma, General Obligation Bonds, Series 2008	5.000%	03/01/2027	Aaa	400,000	424,956
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2028	Aa3	770,000	890,212
Grand River Dam Authority, Revenue Bonds, Series 2014A	5.000%	06/01/2031	A1	1,000,000	1,200,160

					6,401,398

Oregon (3.03%)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,070,000	1,189,134
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B (Prerefunded to 06-15-2018 @ 100) (b)	5.000%	06/15/2022	Aa3	1,825,000	1,951,472
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B (Prerefunded to 06-15-2018 @ 100) (b)	5.000%	06/15/2023	Aa3	1,375,000	1,470,288
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2024	Aaa	1,500,000	1,682,040
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Series F (Tax Exempt)	4.625%	08/01/2024	Aa1	570,000	587,442
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Refunding Series G (Tax Exempt)	4.625%	08/01/2024	Aa1	330,000	340,098
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2024	Aa1	575,000	625,502
North Clackamas School District No. 12, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2014	5.000%	06/15/2029	A+	3,585,000	4,388,470
Oregon Trail School District No. 46, Clackamas County, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	A+	1,000,000	1,104,370
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2029	Aa1	940,000	1,022,560
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	5.000%	12/01/2033	AA-	400,000	492,404
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	5.000%	12/01/2034	AA-	400,000	490,544
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	5.000%	12/01/2035	AA-	415,000	507,404
State of Oregon, General Obligation Bonds, 2012 Series I, (ODOT Project - Tax-Exempt)	5.000%	05/01/2037	Aa1	1,500,000	1,756,860

					17,608,588

68	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Pennsylvania (3.05%)
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2025	Aa1	$860,000	$992,191
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2026	Aa1	2,575,000	2,945,697
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds, Series of 2011	4.000%	11/15/2026	Aaa	1,465,000	1,652,227
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2027	Aa1	950,000	1,093,136
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2028	Aa1	995,000	1,142,758
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2029	AA	1,180,000	1,353,696
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	1,500,000	1,787,310
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2031	AA	1,055,000	1,207,564
The Municipal Authority of the Borough of West View, (Allegheny County, Pennsylvania), Water Revenue Bonds, Series of 2014	5.000%	11/15/2031	AA	1,000,000	1,211,900
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2032	AA	1,660,000	1,897,911
North Penn Water Authority, Water Revenue Bonds, Series of 2015	5.000%	11/01/2033	Aa3	975,000	1,148,374
North Penn Water Authority, Water Revenue Bonds, Series of 2015	5.000%	11/01/2034	Aa3	1,075,000	1,264,705

					17,697,469

Rhode Island (0.67%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2024	Aa2	1,000,000	1,032,040
Town of Westerly, Rhode Island, General Obligation Refunding Bonds, 2012 Series B	4.000%	08/15/2024	Aa3	2,050,000	2,338,968
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2007 A (Pooled Loan Issue) (Prerefunded to 10-01-2017 @ 100) (b)	4.750%	10/01/2025	Aaa	500,000	519,265

					3,890,273

South Carolina (4.75%)
Renewable Water Resources, South Carolina, Sewer System Refunding Revenue Bonds, Series 2012	5.000%	01/01/2024	Aa3	2,500,000	2,954,425
School District of Beaufort County, South Carolina, General Obligation Refunding Bonds, Series 2012B	4.000%	03/01/2024	AA	1,800,000	2,047,842
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,020,000	1,131,404
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B (Prerefunded to 03-01-2017 @ 100) (b)	4.450%	03/01/2025	Aa2	1,500,000	1,522,110
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2026	Aa2	2,620,000	2,976,137
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A (Prerefunded to 01-01-2019 @ 100) (b)	5.375%	01/01/2028	NR	3,380,000	3,717,628
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A (Prerefunded to 01-01-2019 @ 100) (b)	5.375%	01/01/2028	A1	120,000	131,846
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2028	Aa2	2,850,000	3,206,564
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Bonds, Series 2013A	4.000%	03/01/2028	Aa2	1,525,000	1,718,248
City of Columbia, South Carolina, Waterworks and Sewer System Refunding Revenue Bonds, Series 2012	5.000%	02/01/2030	AA	1,000,000	1,184,000
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2032	A1	3,585,000	4,245,106
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2032	AA-	305,000	365,713
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2033	AA-	640,000	765,984

See accompanying notes to schedules of investments.	69

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
South Carolina (Cont.)
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2034	AA-	$670,000	$800,416
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2035	AA-	705,000	840,677

					27,608,100

Tennessee (2.96%)
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009 (Prerefunded to 03-01-2019 @ 100) (b)	4.000%	03/01/2022	Aa1	175,000	188,010
Wilson County, Tennessee, General Obligation Refunding Bonds, Series 2012	5.000%	04/01/2023	AA	2,000,000	2,390,800
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B (Prerefunded to 05-01-2018 @ 100) (b)	4.750%	05/01/2023	AA+	1,000,000	1,060,450
The Hallsdale-Powell Utility District of Knox County, Tennessee, Waterworks and Sewer Revenue Refunding Bonds, Series 2013	3.000%	04/01/2025	AA	1,260,000	1,340,728
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Refunding Bonds, Series 2016 (Prerefunded to 07-01-2022 @ 100) (b)	4.000%	07/01/2025	NR	190,000	219,188
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Refunding Bonds, Series 2016	4.000%	07/01/2025	Aa2	810,000	919,982
State of Tennessee, General Obligation Bonds, 2012 Refunding Series A	4.000%	08/01/2025	Aaa	5,000,000	5,733,400
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AAA	2,250,000	2,283,660
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A (Prerefunded to 05-15-2018 @ 100) (b)	4.750%	05/15/2026	AA+	1,175,000	1,247,768
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2031	Aa2	825,000	902,558
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2032	Aa2	850,000	922,641

					17,209,185

Texas (2.51%)
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2026	Aa2	2,000,000	2,239,860
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008 (Prerefunded to 02-01-2018 @ 100) (b)	5.750%	02/01/2027	Aa3	1,500,000	1,596,000
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2012	4.000%	02/15/2028	Aa1	2,000,000	2,221,700
New Braunfels Independent School District, (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008 (Prerefunded to 02-01-2017 @ 100) (b)	5.000%	02/01/2029	AA	900,000	912,132
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2029	AA+	2,365,000	2,728,288
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building Bonds, Series 2013A	4.000%	02/15/2030	Aa1	1,000,000	1,102,540
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2031	AA+	1,565,000	1,801,096
City of Fort Worth, Texas, (Tarrant, Denton, Parker, Johnson and Wise Counties, Texas), Water and Sewer System Revenue Refunding and Improvement Bonds, Series 2016	5.000%	02/15/2033	Aa1	1,650,000	2,012,356

					14,613,972

Utah (0.61%)
Board of Education of Canyons School District, Utah, General Obligation Bonds, (Utah School Bond Guaranty Program), Series 2011	4.000%	06/15/2023	Aaa	1,000,000	1,128,400
Board of Education of Alpine School District, Utah County, Utah, General Obligation School Building and Refunding Bonds, (Utah School Bond Guaranty Program), Series 2012B	3.000%	03/15/2024	Aa1	500,000	543,165
Jordan Valley Water Conservancy District, Water Revenue and Refunding Bonds, Series 2014A	5.000%	10/01/2029	AA+	75,000	83,319
Jordan Valley Water Conservancy District, Water Revenue and Refunding Bonds, Series 2014A (Prerefunded to 10-01-2019 @ 100) (b)	5.000%	10/01/2029	NR	425,000	474,938
Weber Basin Water Conservancy District, Water Revenue Bonds, Series 2013B	4.250%	04/01/2033	AA+	1,195,000	1,325,590

					3,555,412

70	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Virginia (2.99%)
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	$900,000	$990,306
City of Salem, Virginia General Obligation Public Improvement Refunding Bonds Series 2007A	4.500%	01/01/2023	Aa3	520,000	524,472
General Obligation Public Improvement and Refunding Bonds, Series 2007 of the City of Hampton, Virginia (Prerefunded to 01-15-2018 @ 100) (b)	4.375%	01/15/2023	Aa1	1,550,000	1,618,866
Virginia Public School Authority, Special Obligation School Financing Bonds, Prince William County Series 2012 (Prerefunded to 07-15-2021 @ 100) (b)	4.500%	07/15/2024	Aaa	3,285,000	3,815,068
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2026	Aaa	1,065,000	1,177,752
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A (Prerefunded to 12-01-2020 @ 100) (b)	4.000%	12/01/2026	NR	330,000	369,194
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2029	Aa2	1,790,000	2,068,399
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2030	Aa2	1,880,000	2,169,689
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2031	Aa2	1,975,000	2,276,504
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2032	Aa2	2,075,000	2,388,802

					17,399,052

Washington (5.35%)
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2012B	3.000%	12/01/2023	AA+	5,000,000	5,501,200
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008 (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2025	AA+	2,000,000	2,176,440
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008 (Prerefunded to 06-01-2018 @ 100) (b)	4.750%	12/01/2026	AA+	2,500,000	2,661,200
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2028	Aa2	680,000	725,540
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.250%	12/01/2028	A1	2,445,000	2,793,975
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.125%	01/01/2029	Aa2	445,000	475,518
City of Tacoma, Washington, Solid Waste Revenue Refunding Bonds, 2016B	5.000%	12/01/2030	A1	1,600,000	1,984,608
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2030	Aa3	1,325,000	1,588,927
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2031	A1	2,205,000	2,595,087
City of Pasco, Washington, Water and Sewer Improvement and Refunding Revenue Bonds, 2015	5.000%	12/01/2031	AA-	295,000	353,407
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2032	Aa2	1,100,000	1,292,962
City of Pasco, Washington, Water and Sewer Improvement and Refunding Revenue Bonds, 2015	5.000%	12/01/2032	AA-	375,000	447,559
City of Pasco, Washington, Water and Sewer Improvement and Refunding Revenue Bonds, 2015	5.000%	12/01/2033	AA-	865,000	1,028,485
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2016	4.000%	12/01/2033	AA+	4,875,000	5,557,061
Public Utility District No. 1 of Clark County, Washington, Generating System Revenue and Refunding Bonds, Series 2016 (d)	5.000%	01/01/2034	A	1,585,000	1,902,777

					31,084,746

West Virginia (3.00%)
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	5.000%	10/01/2022	A	2,200,000	2,581,502
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.250%	05/01/2027	AA-	2,260,000	2,576,739
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2027	A	2,240,000	2,575,866

See accompanying notes to schedules of investments.	71

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
West Virginia (Cont.)
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.375%	05/01/2028	AA-	$2,350,000	$2,674,794
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2028	A	2,595,000	2,978,723
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	5.000%	05/01/2029	AA-	535,000	653,321
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	2.500%	05/01/2029	AA-	350,000	340,386
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	5.000%	05/01/2030	AA-	2,555,000	3,031,303

					17,412,634

Wisconsin (1.80%)
Fox Valley Technical College District, Wisconsin, General Obligation School Facilities Bonds, Series 2012C	3.000%	12/01/2023	Aaa	1,925,000	2,121,562
School District of Elmbrook, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds (Prerefunded to 04-01-2018 @ 100) (b)	5.000%	04/01/2028	Aaa	850,000	902,470
City of Oshkosh, Wisconsin, Storm Water Utility Revenue Bonds, Series 2013A	4.000%	05/01/2029	A1	2,495,000	2,653,507
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	3.500%	04/01/2030	Aa3	795,000	847,868
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2031	Aa3	430,000	474,109
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2032	Aa3	970,000	1,066,719
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2032	A+	2,000,000	2,405,520

					10,471,755

Total Long-term Municipal Bonds
(cost $523,828,030)					553,606,631

Short-term Municipal Variable Rate Demand Notes (2.96%)
California (0.33%)
Department of Water and Power of the City of Los Angeles, Power System Variable Rate Demand Revenue Bonds, 2001 Series B (e)	0.760%	07/01/2034	AA-	1,900,000	1,900,000

Kansas (0.86%)
State of Kansas, Department of Transportation, Adjustable Tender Highway Revenue Bonds, Series 2004C-1 (e)	0.750%	09/01/2021	Aa2	3,500,000	3,500,000
State of Kansas, Department of Transportation, Adjustable Tender Highway Revenue Bonds, Series 2004C-3 (e)	0.750%	09/01/2023	Aa2	1,475,000	1,475,000

					4,975,000

New York (0.86%)
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Adjustable Rate Fiscal 2010 Series CC (e)	0.900%	06/15/2041	Aa1	5,000,000	5,000,000

North Carolina (0.26%)
City of Charlotte, North Carolina, Variable Rate Water and Sewer System Revenue Bonds, Series 2006B (e)	0.810%	07/01/2036	Aaa	1,500,000	1,500,000

Oklahoma (0.65%)
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Refunding Second Senior Revenue Bonds, Series 2006F (e)	0.830%	01/01/2028	Aa3	3,800,000	3,800,000

Total Short-term Municipal Variable Rate Demand Notes
(cost $17,175,000)					17,175,000

72	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Short-term Investments (1.64%)
JPMorgan U.S. Government Money Market Fund Capital Shares	$9,553,663	$9,553,663

Total Short-term Investments
(cost $ 9,553,663)		9,553,663

TOTAL INVESTMENTS (99.85%)
(cost $ 550,556,693)		580,335,294
OTHER ASSETS, NET OF LIABILITIES (0.15%)		865,988

NET ASSETS (100.00%)		$581,201,282

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	Rate shown is fixed until mandatory tender date of July 1, 2026.

(d)	Security purchased on a “when-issued” basis.

(e)	Rate shown is as of September 30, 2016.

NR - Not Rated

See accompanying notes to schedules of investments.	73

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

September 30, 2016

(Unaudited)

	Principal amount	Value
Short-term Investments (99.69%)
Government Agency Securities (a) (56.48%)
Federal Home Loan Bank
0.360%, 10/05/2016	$7,598,000	$7,597,696
0.370%, 10/07/2016	11,200,000	11,199,309
0.295%, 10/13/2016	10,275,000	10,273,990
0.410%, 10/17/2016	1,690,000	1,689,692
0.350%, 10/18/2016	8,950,000	8,948,521
0.290%, 10/21/2016	1,882,000	1,881,697
0.300%, 10/24/2016	7,359,000	7,357,590
0.350%, 10/26/2016	12,655,000	12,651,924
0.360%, 10/28/2016	6,622,000	6,620,395
0.285%, 10/28/2016	6,400,000	6,398,449
0.390%, 11/01/2016	5,000,000	4,998,321
0.325%, 11/02/2016	4,855,000	4,853,597
0.300%, 11/10/2016	10,000,000	9,996,667
0.300%, 11/14/2016	15,000,000	14,994,500
0.330%, 11/16/2016	7,390,000	7,387,088
0.255%, 11/16/2016	3,000,000	2,998,818
0.255%, 11/18/2016	17,900,000	17,893,914
0.310%, 11/22/2016	10,400,000	10,395,343
0.265%, 11/23/2016	18,000,000	17,992,978
0.320%, 11/28/2016	8,448,000	8,443,645
0.305%, 11/30/2016	12,500,000	12,493,646
0.340%, 12/02/2016	5,000,000	4,997,072
0.350%, 12/09/2016	3,498,000	3,495,653
0.280%, 12/23/2016	17,000,000	16,989,026

		212,549,531

	Shares	Value
Registered Investment Companies (0.38%)
JPMorgan U.S. Government Money Market Fund Capital Shares	1,433,992	$1,433,992

	Principal amount	Value
U.S. Government Obligations (42.83%)
U.S. Treasury Bill
0.281%, 10/06/2016	$20,000,000	$19,999,221
0.257%, 10/13/2016	16,500,000	16,498,586
0.230%, 10/20/2016	23,500,000	23,497,154
0.107%, 10/27/2016	15,000,000	14,998,258
0.231%, 10/27/2016	11,500,000	11,498,664
0.272%, 11/03/2016	22,500,000	22,494,400
0.146%, 12/01/2016	20,000,000	19,995,052
0.331%, 12/08/2016	19,650,000	19,637,714
0.312%, 12/29/2016	10,600,000	10,591,824
0.400%, 01/26/2017	2,000,000	1,997,400

		161,208,273

Total Short-term Investments
(cost $ 375,191,796)		$375,191,796

TOTAL INVESTMENTS (99.69%)
(cost $ 375,191,796)		375,191,796
OTHER ASSETS, NET OF LIABILITIES (0.31%)		1,157,228

NET ASSETS (100.00%)		$376,349,024

(a)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

74	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST LIFEPATH RETIREMENT FUND

SCHEDULE OF INVESTMENTS

September 30, 2016

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (100.04%)
Equity Funds (40.53%)
iShares Cohen & Steers REIT ETF	189,401	$19,868,165
iShares Core MSCI EAFE ETF	1,973,163	108,800,208
iShares Core MSCI Emerging Markets ETF	765,374	34,908,708
iShares MSCI Canada ETF	393,002	10,096,221
iShares Russell 1000 ETF	2,415,938	291,023,891
iShares Russell 2000 ETF	461,619	57,337,696

		522,034,889

Fixed Income Funds (59.51%)
iShares Core U.S. Aggregate Bond ETF	5,813,903	653,598,975
iShares TIPS Bond ETF	970,340	113,034,907

		766,633,882

Total Exchange-Traded Funds
(cost $1,239,367,640)		1,288,668,771

Short-term Investments (0.07%)
State Street Institutional U.S. Government Money Market Fund Premier Class	854,916	854,916

Total Short-term Investments
(cost $854,916)		854,916

TOTAL INVESTMENTS (100.11%)
(cost $1,240,222,556)		1,289,523,687
LIABILITIES, NET OF OTHER ASSETS (-0.11%)		(1,416,711)

NET ASSETS (100.00%)		$1,288,106,976

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

See accompanying notes to schedules of investments.	75

STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

SCHEDULE OF INVESTMENTS

September 30, 2016

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.87%)
Equity Funds (50.39%)
iShares Cohen & Steers REIT ETF	755,837	$79,287,301
iShares Core MSCI EAFE ETF	4,195,263	231,326,802
iShares Core MSCI Emerging Markets ETF	1,693,378	77,234,971
iShares MSCI Canada ETF	902,536	23,186,150
iShares Russell 1000 ETF	4,985,860	600,596,696
iShares Russell 2000 ETF	661,021	82,105,418

		1,093,737,338

Fixed Income Funds (49.48%)
iShares Core U.S. Aggregate Bond ETF	8,223,322	924,465,859
iShares TIPS Bond ETF	1,285,277	149,721,918

		1,074,187,777

Total Exchange-Traded Funds
(cost $2,074,583,057)		2,167,925,115

Short-term Investments (0.14%)
State Street Institutional U.S. Government Money Market Fund Premier Class	2,928,411	2,928,411

Total Short-term Investments
(cost $2,928,411)		2,928,411

TOTAL INVESTMENTS (100.01%)
(cost $2,077,511,468)		2,170,853,526
LIABILITIES, NET OF OTHER ASSETS (-0.01%)		(192,132)

NET ASSETS (100.00%)		$2,170,661,394

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

76	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

SCHEDULE OF INVESTMENTS

September 30, 2016

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.95%)
Equity Funds (72.64%)
iShares Cohen & Steers REIT ETF	1,632,868	$171,287,853
iShares Core MSCI EAFE ETF	6,656,343	367,030,753
iShares Core MSCI Emerging Markets ETF	2,694,827	122,911,059
iShares MSCI Canada ETF	1,404,196	36,073,795
iShares Russell 1000 ETF	7,265,860	875,245,496
iShares Russell 2000 ETF	444,355	55,193,335

		1,627,742,291

Fixed Income Funds (27.31%)
iShares Core U.S. Aggregate Bond ETF	4,744,114	533,333,296
iShares TIPS Bond ETF	675,716	78,714,157

		612,047,453

Total Exchange-Traded Funds
(cost $2,135,528,259)		2,239,789,744

	Shares	Value
Short-term Investments (0.13%)
State Street Institutional U.S. Government Money Market Fund Premier Class	2,911,796	$2,911,796

Total Short-term Investments
(cost $ 2,911,796)		2,911,796

TOTAL INVESTMENTS (100.08%)
(cost $ 2,138,440,055)		2,242,701,540
LIABILITIES, NET OF OTHER ASSETS (-0.08%)		(1,780,728)

NET ASSETS (100.00%)		$2,240,920,812

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

As of September 30, 2016, investment in an issuer considered to be an affiliate of the LifePath 2030 Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, was as follows:

Security	Shares Held at December 31, 2015	Shares Purchased	Shares Sold	Shares Held at September 30, 2016	Value at September 30, 2016
iShares Russell 1000 ETF	7,194,364	364,534	293,038	7,265,860	$875,245,496

See accompanying notes to schedules of investments.	77

STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

SCHEDULE OF INVESTMENTS

September 30, 2016

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.93%)
Equity Funds (91.64%)
iShares Cohen & Steers REIT ETF	1,783,456	$187,084,535
iShares Core MSCI EAFE ETF	6,398,385	352,806,949
iShares Core MSCI Emerging Markets ETF	2,584,746	117,890,265
iShares MSCI Canada ETF	1,315,077	33,784,328
iShares Russell 1000 ETF	6,561,548	790,404,072
iShares Russell 2000 ETF	188,863	23,458,673

		1,505,428,822

Fixed Income Funds (8.29%)
iShares Core U.S. Aggregate Bond ETF	1,079,085	121,310,736
iShares TIPS Bond ETF	127,462	14,848,048

		136,158,784

Total Exchange-Traded Funds
(cost $1,563,562,063)		1,641,587,606

Short-term Investments (0.19%)
State Street Institutional U.S. Government Money Market Fund Premier Class	3,130,290	3,130,290

Total Short-term Investments
(cost $3,130,290)		3,130,290

TOTAL INVESTMENTS (100.12%)
(cost $1,566,692,353)		1,644,717,896
LIABILITIES, NET OF OTHER ASSETS (-0.12%)		(2,009,705)

NET ASSETS (100.00%)		$1,642,708,191

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

78	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2050 FUND

SCHEDULE OF INVESTMENTS

September 30, 2016

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.93%)
Equity Funds (98.93%)
iShares Cohen & Steers REIT ETF	471,569	$49,467,588
iShares Core MSCI EAFE ETF	1,659,503	91,504,996
iShares Core MSCI Emerging Markets ETF	662,603	30,221,323
iShares MSCI Canada ETF	335,619	8,622,052
iShares Russell 1000 ETF	1,599,870	192,720,340
iShares Russell 2000 ETF	41,359	5,137,201

		377,673,500

Fixed Income Funds (1.00%)
iShares Core U.S. Aggregate Bond ETF	33,928	3,814,186

Total Exchange-Traded Funds
(cost $365,447,607)		381,487,686

Short-term Investments (0.17%)
State Street Institutional U.S. Government Money Market Fund Premier Class	634,470	634,470

Total Short-term Investments
(cost $634,470)		634,470

TOTAL INVESTMENTS (100.10%)
(cost $366,082,077)		382,122,156
LIABILITIES, NET OF OTHER ASSETS (-0.10%)		(383,191)

NET ASSETS (100.00%)		$381,738,965

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

See accompanying notes to schedules of investments.	79

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Each Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, “Financial Services-Investment Companies.” State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of large capitalization companies.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. The Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small and mid-capitalization companies.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500®1 Index. Under normal operating conditions, the S&P 500 Index Fund seeks to invest at least 90% of its total assets in substantially all of the securities that make up the S&P 500 Index in proportions that match, approximately, the weightings of the S&P 500 Index. The S&P 500 Index tracks the common stock performance of 500 large U.S. companies.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2. Under normal operating conditions, the Small Cap Index Funds seeks to invest at least 90% of its net assets in stocks that are represented in the Russell 2000 Index in weights that approximate the relative composition of the securities contained in the index. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the MSCI Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. Under normal operation conditions, the International Index Fund seeks to invest at least 90% of its net assets in stocks that are represented in the EAFE Free Index in weights that approximate the relative composition of the securities contained in the index. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 15 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests in the Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. Under normal circumstances, the Fund typically invests at least 80% of its net assets plus any borrowings in investment grade bonds or bonds determined to be of comparable quality by SFIMC.

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) 80% or more of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. Under normal conditions, the Money Market Fund invests its assets primarily (at least 99.5%) in debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities, cash , and repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.

The State Farm LifePath® Retirement Fund (the “LifePath Retirement Fund”)4 seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Retirement Fund will be broadly diversified across global asset classes.

The State Farm LifePath 2020 Fund (the “LifePath 2020 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2020 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The State Farm LifePath 2030 Fund (the “LifePath 2030 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The State Farm LifePath 2040 Fund (the “LifePath 2040 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The State Farm LifePath 2050 Fund (the “LifePath 2050 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 5 Income Taxes.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at September 30, 2016. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Securities Purchased on a “When-issued” Basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment canceled. At September 30, 2016, the Tax Advantaged Bond Fund had commitments of $4,966,093 (representing 0.85% of net assets) for when-issued securities.

Short Sales

The S&P 500 Index Fund, Small Cap Index Fund and the International Index Fund may enter into covered short sale transactions to dispose of certain securities received as part of involuntary corporate actions (e.g., corporate mergers, spin-offs, distributions) that are no longer included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of these Funds.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•	Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•	Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Changes in valuation techniques may result in transfers into or out of an assigned level within the fair value hierarchy. The end of the reporting period method is used for determining when transfers between levels of the fair value hierarchy are deemed to have occurred.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Spot and forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of September 30, 2016:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$559,570,007	$—	$—	$559,570,007
Short-term Investments	6,511,986	—	—	6,511,986
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	265,586,123	—	—	265,586,123
Short-term Investments	5,817,123	—	—	5,817,123
International Equity Fund					—	—	—	—
Common Stocks (a)	—	132,844,870	—	132,844,870
Preferred Stocks (a)	—	1,486,523	—	1,486,523
Short-term Investments	2,736,173	—	—	2,736,173
S&P 500 Index Fund					(350,139)	—	—	(350,139)
Common Stocks (a)	1,240,058,084	—	—	1,240,058,084
Short-term Investments	50,334,952	—	—	50,334,952
Small Cap Index Fund					(7,156)	—	—	(7,156)
Common Stocks (a)	456,460,146	445,236	37,781	456,943,163
Short-term Investments	7,432,184	—	—	7,432,184
International Index Fund					19,804	—	—	19,804
Common Stocks (a)	—	258,084,536	0	258,084,536
Preferred Stocks (a)	—	1,411,609	—	1,411,609
Short-term Investments	29,978	—	—	29,978
Equity and Bond Fund					—	—	—	—
Registered Investment Companies	371,905,179	—	—	371,905,179
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	644,949,619	—	644,949,619
Agency Commercial
Mortgage-Backed Securities	—	72,053,306	—	72,053,306
Agency Mortgage-Backed Securities	—	33,636,406	—	33,636,406
Agency Notes & Bonds	—	7,462,167	—	7,462,167
U.S. Treasury Obligations	—	113,071,139	—	113,071,139
Short-term Investments	22,261,779	—	—	22,261,779
Tax Advantaged Bond Fund					—	—	—	—
Long-term Municipal Bonds	—	553,606,631	—	553,606,631
Short-term Municipal Bonds	17,175,000	—	—	17,175,000
Short-term Investments	9,553,663	—	—	9,553,663
Money Market Fund					—	—	—	—
Short-term Investments	1,433,992	373,757,804	—	375,191,796
LifePath Retirement Fund					—	—	—	—
Exchange-Traded Funds	1,288,668,771	—	—	1,288,668,771
Short-term Investments	854,916	—	—	854,916
LifePath 2020 Fund					—	—	—	—
Exchange-Traded Funds	2,167,925,115	—	—	2,167,925,115
Short-term Investments	2,928,411	—	—	2,928,411
LifePath 2030 Fund					—	—	—	—
Exchange-Traded Funds	2,239,789,744	—	—	2,239,789,744
Short-term Investments	2,911,796	—	—	2,911,796

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
LifePath 2040 Fund					$—	$—	$—	$—
Exchange-Traded Funds	1,641,587,606	—	—	1,641,587,606
Short-term Investments	3,130,290	—	—	3,130,290
LifePath 2050 Fund					—	—	—	—
Exchange-Traded Funds	381,487,686	—	—	381,487,686
Short-term Investments	634,470	—	—	634,470

On December 31, 2015, a security in the Small Cap Index Fund was valued at last traded price. On September 30, 2016, the same security halted trading and was therefore valued using Level 2 inputs. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, $405,938 of common stock was transferred from Level 1 to Level 2 in Small Cap Index Fund.

For the remaining Funds, there were no transfers of securities between Level 1 and Level 2 as of September 30, 2016 as compared to December 31, 2015.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Small Cap Index Fund Investments in Securities (a)
Balance as of December 31, 2015	$4,307
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	21,578
Purchases	—
Issuances	—
Sales	—
Transfers in	11,896
Transfers out	—

Balance as of September 30, 2016	$37,781

(a) Using the end of the reporting period method for determining when transfers between levels are recognized.

The International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2015 or for the period ended September 30, 2016. The remaining Funds (other than the Small Cap Index Fund, as noted in the preceding table) did not hold any Level 3 securities as of December 31, 2015 or for the period ended September 30, 2016.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 4 Derivative Instruments.

4.	Derivative Instruments

The S&P 500 Index Fund, Small Cap Index Fund and International Index Fund are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Unrealized gains and losses on open futures contracts are reflected in other assets in the Schedules of Investments. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, the International Index Fund engaged in portfolio hedging with the objective to protect against variations in exchange rates. Portfolio hedging involved selling forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. Unrealized gains and losses on forward foreign currency contracts are reflected in

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

other assets in the Schedule of Investments. This Fund bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

For unrealized gain (loss) of derivative instruments held by the Funds, see the Schedules of Investments.

5.	Income Taxes

As of September 30, 2016, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for the Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$485,578,323	$95,283,680	$(14,780,010)	$80,503,670
Small/Mid Cap Equity Fund	246,473,257	36,503,838	(11,573,849)	24,929,989
International Equity Fund	116,322,128	25,479,130	(4,733,692)	20,745,438
S&P 500 Index Fund	790,679,154	516,124,501	(16,410,619)	499,713,882
Small Cap Index Fund	359,692,609	148,751,813	(44,069,075)	104,682,738
International Index Fund	225,264,378	75,109,649	(40,847,904)	34,261,745
Equity and Bond Fund	320,142,600	51,762,579	—	51,762,579
Bond Fund	855,616,304	38,840,207	(1,022,095)	37,818,112
Tax Advantaged Bond Fund	550,556,693	29,922,207	(143,606)	29,778,601
Money Market Fund	375,191,796	—	—	—
LifePath Retirement Fund	1,241,732,895	48,194,883	(404,091)	47,790,792
LifePath 2020 Fund	2,078,262,360	93,969,634	(1,378,468)	92,591,166
LifePath 2030 Fund	2,139,462,603	105,981,209	(2,742,272)	103,238,937
LifePath 2040 Fund	1,567,422,085	79,744,484	(2,448,673)	77,295,811
LifePath 2050 Fund	366,349,757	16,114,205	(341,806)	15,772,399

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

(1)	The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by State Farm Mutual Fund Trust (“Licensee”). Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee. Licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(2)	Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)	The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

(4)	LifePath is a registered trademark of BlackRock Institutional Trust Company, N.A.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	November 18, 2016

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date	November 18, 2016